NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
30,892 shares (cost $436,309)	$545,856
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
1,328 shares (cost $14,747)	15,593
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
707,745 shares (cost $7,730,051)	8,266,461
VP Inflation Protection Fund - Class I (ACVIP1)
4,436 shares (cost $47,520)	46,491
Growth Fund - Class 1 (AFGF)
157,532 shares (cost $8,228,154)	12,372,588
High-Income Bond Fund - Class 1 (AFHY)
125,402 shares (cost $1,421,042)	1,395,720
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
33,178,683 shares (cost $369,923,638)	395,821,686
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
76,026 shares (cost $911,159)	907,756
Global Allocation V.I. Fund - Class III (MLVGA3)
16,131,024 shares (cost $233,920,147)	251,321,353
Money Market Portfolio(TM) (CHSMM)
9,707,819 shares (cost $9,707,819)	9,707,819
VIP Value Series: Service Class (DWVVLS)
8,671 shares (cost $209,563)	225,710
VIP Small Cap Value Series: Service Class (DWVSVS)
136,902 shares (cost $5,250,297)	5,692,367
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,910,494 shares (cost $166,864,378)	241,384,595
Stock Index Fund, Inc. - Service Shares (DSIFS)
4,259,215 shares (cost $123,755,827)	174,159,298
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,016,688 shares (cost $23,177,792)	44,815,615
Floating-Rate Income Fund (ETVFR)
17,896 shares (cost $168,608)	168,757
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
8,137 shares (cost $144,349)	131,498
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
402,986 shares (cost $4,531,757)	4,622,254
VA International Equity Fund (HVIE)
835,837 shares (cost $11,821,551)	14,418,182
VA Situs Fund (HVSIT)
1,548,613 shares (cost $28,149,130)	37,089,290
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
479,434 shares (cost $6,768,929)	7,167,540
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
4,420,062 shares (cost $17,730,515)	23,558,933
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
4,175 shares (cost $52,317)	51,354
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,499,026 shares (cost $11,804,346)	15,844,701
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
366,075 shares (cost $10,068,626)	11,611,892
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
179 shares (cost $9,300)	10,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,054,798 shares (cost $99,622,770)	$160,071,439
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,267,166 shares (cost $21,023,849)	27,248,163
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,877,572 shares (cost $74,876,901)	76,830,263
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,899 shares (cost $41,281)	40,848
Investors Growth Stock Series - Service Class (MIGSC)
555,691 shares (cost $5,645,635)	8,313,130
New Discovery Series - Service Class (MNDSC)
1,138,864 shares (cost $19,810,640)	23,938,929
Utilities Series - Service Class (MVUSC)
667 shares (cost $20,503)	20,983
Value Series - Service Class (MVFSC)
20,310,679 shares (cost $223,465,944)	386,512,223
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
6,469,039 shares (cost $110,267,571)	139,601,858
Core Plus Fixed Income Portfolio - Class I (MSVFI)
111,982 shares (cost $1,159,094)	1,143,341
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,533,550 shares (cost $14,835,222)	15,626,870
Emerging Markets Debt Portfolio - Class I (MSEM)
307,775 shares (cost $2,391,377)	2,529,912
Emerging Markets Debt Portfolio - Class II (MSEMB)
93,802 shares (cost $726,392)	766,364
Global Real Estate Portfolio - Class II (VKVGR2)
8,773 shares (cost $85,545)	82,029
U.S. Real Estate Portfolio - Class I (MSVRE)
1,841 shares (cost $25,439)	28,971
U.S. Real Estate Portfolio - Class II (MSVREB)
279 shares (cost $4,317)	4,366
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,837,819 shares (cost $40,437,512)	55,025,316
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
8,848,016 shares (cost $127,006,903)	170,943,670
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
204,984,930 shares (cost $3,500,058,629)	4,915,538,626
American Funds NVIT Bond Fund - Class II (GVABD2)
134,402,863 shares (cost $1,482,413,533)	1,508,000,121
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
6,602,633 shares (cost $139,028,317)	200,984,155
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,058,788 shares (cost $218,015,650)	317,072,498
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
31,661,311 shares (cost $1,103,571,351)	1,724,591,606
Federated NVIT High Income Bond Fund - Class I (HIBF)
743,810 shares (cost $4,864,229)	5,139,725
Federated NVIT High Income Bond Fund - Class III (HIBF3)
12,703,780 shares (cost $89,507,704)	87,656,081
NVIT Emerging Markets Fund - Class I (GEM)
21,113 shares (cost $229,005)	249,133
NVIT Emerging Markets Fund - Class II (GEM2)
79,302 shares (cost $855,919)	924,658
NVIT Emerging Markets Fund - Class III (GEM3)
1,399,264 shares (cost $14,618,654)	16,483,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Emerging Markets Fund - Class VI (GEM6)
4,790,677 shares (cost $52,140,931)	$56,194,635
NVIT International Equity Fund - Class I (GIG)
9,451 shares (cost $91,640)	101,601
NVIT International Equity Fund - Class III (GIG3)
2,266,549 shares (cost $17,019,199)	24,388,065
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2,763,694 shares (cost $23,643,739)	29,543,889
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,803,605 shares (cost $62,715,631)	88,961,100
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,256,436 shares (cost $29,261,854)	36,797,729
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
251,391 shares (cost $3,084,992)	3,790,979
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
11,876,921 shares (cost $93,463,091)	178,985,193
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
4,057,459 shares (cost $38,508,324)	45,281,247
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
162,917,324 shares (cost $1,623,533,077)	1,940,345,327
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
239,751,575 shares (cost $2,298,137,600)	2,929,764,242
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
67,796,888 shares (cost $712,244,774)	736,274,199
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
239,101,047 shares (cost $2,349,626,891)	2,881,167,615
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
34,158,161 shares (cost $304,388,689)	405,457,366
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
71,433,811 shares (cost $731,788,348)	826,489,193
NVIT Core Bond Fund - Class I (NVCBD1)
215,053 shares (cost $2,422,971)	2,298,921
NVIT Core Bond Fund - Class II (NVCBD2)
10,319,767 shares (cost $109,853,553)	110,008,720
NVIT Core Plus Bond Fund - Class II (NVLCP2)
4,518,274 shares (cost $51,779,319)	50,288,394
NVIT Nationwide Fund - Class I (TRF)
10,331,435 shares (cost $102,599,716)	136,271,628
NVIT Nationwide Fund - Class II (TRF2)
12,088,348 shares (cost $86,695,319)	158,840,898
NVIT Government Bond Fund - Class I (GBF)
28,274,649 shares (cost $332,260,059)	305,366,212
American Century NVIT Growth Fund - Class I (CAF)
1,807,195 shares (cost $17,795,522)	36,342,692
American Century NVIT Growth Fund - Class II (CAF2)
2,930,716 shares (cost $30,341,752)	38,538,910
NVIT International Index Fund - Class VIII (GVIX8)
3,300,576 shares (cost $28,237,703)	32,543,680
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
18,588,900 shares (cost $174,478,923)	232,733,026
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
68,631,726 shares (cost $910,960,430)	1,036,339,058
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,034,421 shares (cost $1,180,511,065)	1,450,611,328
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,987,839 shares (cost $659,954,330)	685,621,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
217,115,194 shares (cost $2,414,918,967)	$2,805,128,308
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
86,694,488 shares (cost $975,534,520)	1,165,173,925
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,420,565 shares (cost $754,235,436)	842,048,466
NVIT Mid Cap Index Fund - Class I (MCIF)
5,587,454 shares (cost $98,202,145)	136,445,618
NVIT Money Market Fund - Class I (SAM)
619,180,796 shares (cost $619,180,796)	619,180,796
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2,893,279 shares (cost $22,493,798)	34,892,947
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
13,649,943 shares (cost $108,545,814)	164,345,318
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
45,015 shares (cost $582,428)	519,923
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
445,586 shares (cost $4,275,008)	5,155,433
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
5,836,621 shares (cost $52,299,666)	66,946,042
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
854,545 shares (cost $8,679,000)	11,228,715
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,768,441 shares (cost $91,101,178)	127,673,528
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
404,426 shares (cost $4,053,603)	4,820,761
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,678,978 shares (cost $51,166,424)	67,466,256
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,064,921 shares (cost $122,876,058)	207,293,309
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,031,080 shares (cost $89,572,895)	135,720,512
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
296 shares (cost $3,651)	3,909
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
22,737,877 shares (cost $207,242,695)	301,049,493
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
321,110 shares (cost $5,677,166)	7,648,829
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,059,571 shares (cost $18,199,879)	24,476,081
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,502,035 shares (cost $26,875,066)	41,133,454
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,280,864 shares (cost $25,213,106)	36,927,195
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,099,523 shares (cost $57,261,490)	85,360,866
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,929,787 shares (cost $29,159,431)	51,660,386
NVIT Multi-Sector Bond Fund - Class I (MSBF)
20,671,708 shares (cost $182,884,900)	187,285,676
NVIT Short Term Bond Fund - Class II (NVSTB2)
9,550,203 shares (cost $99,526,300)	99,513,117
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,264,949 shares (cost $247,359,044)	382,063,656
NVIT Large Cap Growth Fund - Class II (NVOLG2)
10,773,188 shares (cost $163,790,544)	252,308,063

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Templeton NVIT International Value Fund - Class III (NVTIV3)
17,887,653 shares (cost $210,977,398)	$255,256,805
Invesco NVIT Comstock Value Fund - Class I (EIF)
12,590 shares (cost $180,344)	195,026
Invesco NVIT Comstock Value Fund - Class II (EIF2)
11,502,923 shares (cost $109,524,731)	176,799,931
NVIT Real Estate Fund - Class I (NVRE1)
6,201,192 shares (cost $48,352,893)	55,252,621
NVIT Real Estate Fund - Class II (NVRE2)
8,210,043 shares (cost $73,175,426)	72,740,983
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2,022 shares (cost $22,234)	23,514
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
20,729,424 shares (cost $215,345,597)	222,426,722
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
9,466,012 shares (cost $98,012,225)	100,339,728
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
11,730,381 shares (cost $120,255,058)	124,342,038
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
6,912,681 shares (cost $70,575,726)	72,583,147
NVIT Small Cap Index Fund Class II (NVSIX2)
647,520 shares (cost $8,451,948)	9,071,754
NVIT S&P 500 Index Fund Class II (GVEX2)
3,406,225 shares (cost $41,124,221)	43,701,864
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
467,788 shares (cost $5,217,669)	5,328,105
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
398,374 shares (cost $4,388,902)	4,688,860
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
180,388 shares (cost $2,047,664)	2,144,818
Real Return Portfolio - Advisor Class (PMVRA)
2,440 shares (cost $31,912)	30,744
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
32,359 shares (cost $393,861)	441,704
VPS Growth and Income Portfolio - Class B (ALVGIB)
258,079 shares (cost $4,912,588)	7,094,595
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
7,737 shares (cost $166,235)	177,105
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
4,078,661 shares (cost $69,857,550)	92,748,753
VP Balanced Fund - Class I (ACVB)
4,433,854 shares (cost $28,900,948)	35,825,541
VP Capital Appreciation Fund - Class I (ACVCA)
4,370 shares (cost $53,177)	79,878
VP Income & Growth Fund - Class I (ACVIG)
1,855,937 shares (cost $12,247,049)	17,018,943
VP Income & Growth Fund - Class II (ACVIG2)
567,071 shares (cost $3,587,968)	5,200,038
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,709,421 shares (cost $264,082,918)	247,763,447
VP International Fund - Class I (ACVI)
1,038 shares (cost $9,167)	11,148
VP Mid Cap Value Fund - Class I (ACVMV1)
525,795 shares (cost $7,591,969)	9,711,431
VP Mid Cap Value Fund - Class II (ACVMV2)
5,535,607 shares (cost $75,240,377)	102,298,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Vista(SM) Fund - Class I (ACVVS1)
121 shares (cost $2,293)	$2,733
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,944,383 shares (cost $68,720,699)	110,565,528
Appreciation Portfolio - Initial Shares (DCAP)
749,571 shares (cost $26,145,419)	35,941,933
Appreciation Portfolio - Service Shares (DCAPS)
2,543,103 shares (cost $96,428,484)	121,280,566
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
28,820 shares (cost $983,254)	1,329,736
Growth and Income Portfolio - Initial Shares (DGI)
517,795 shares (cost $10,787,036)	15,492,425
Managed Tail Risk Fund II: Service Shares (FCA2S)
183,059 shares (cost $1,096,089)	1,294,227
Quality Bond Fund II - Primary Shares (FQB)
820,350 shares (cost $9,160,176)	9,376,597
Quality Bond Fund II - Service Shares (FQBS)
2,708,604 shares (cost $29,117,688)	30,823,915
Contrafund(R)Portfolio - Service Class 2 (FC2)
27 shares (cost $874)	916
Equity-Income Portfolio - Initial Class (FEIP)
15,651,020 shares (cost $354,085,239)	364,512,264
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
617,256 shares (cost $4,849,536)	8,925,527
High Income Portfolio - Initial Class (FHIP)
7,859,350 shares (cost $42,309,995)	45,584,231
VIP Asset Manager Portfolio - Initial Class (FAMP)
8,010,862 shares (cost $114,241,064)	138,107,254
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,685,583 shares (cost $66,380,646)	87,827,434
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
10,729,687 shares (cost $221,928,313)	245,495,247
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
481,342 shares (cost $5,205,086)	5,915,693
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
15,166,249 shares (cost $162,283,464)	185,634,883
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
894,219 shares (cost $9,389,652)	11,258,223
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
38,111,699 shares (cost $394,665,744)	477,920,704
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
840,684 shares (cost $8,399,267)	10,777,568
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
3,061,776 shares (cost $30,668,731)	39,129,497
VIP Growth Portfolio - Initial Class (FGP)
6,674,273 shares (cost $198,578,428)	381,367,946
VIP Growth Portfolio - Service Class 2 (FG2)
2,700,420 shares (cost $109,523,448)	152,762,777
VIP High Income Portfolio - Initial Class R (FHIPR)
3,332,584 shares (cost $19,326,291)	19,262,334
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,489,675 shares (cost $19,260,392)	18,233,619
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
30,793,374 shares (cost $382,372,832)	372,291,896
VIP Mid Cap Portfolio - Service Class (FMCS)
744,902 shares (cost $23,163,666)	26,935,639

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,236,820 shares (cost $236,357,039)	$293,230,794
VIP Overseas Portfolio - Initial Class (FOP)
2,774,842 shares (cost $50,211,615)	57,272,748
VIP Overseas Portfolio - Initial Class R (FOPR)
1,342,881 shares (cost $25,881,442)	27,649,918
VIP Overseas Portfolio - Service Class 2 (FO2)
113,063 shares (cost $2,188,404)	2,314,394
VIP Overseas Portfolio - Service Class 2 R (FO2R)
4,116,590 shares (cost $59,795,296)	83,402,115
VIP Value Strategies Portfolio - Service Class (FVSS)
499,020 shares (cost $4,696,720)	7,155,950
Franklin Income Securities Fund - Class 2 (FTVIS2)
12,602,702 shares (cost $188,681,868)	202,525,418
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2,040,720 shares (cost $38,526,340)	56,364,689
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
6,265,552 shares (cost $78,612,389)	150,811,832
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
13,286 shares (cost $295,262)	303,454
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,888,255 shares (cost $17,281,951)	19,109,143
Templeton Foreign Securities Fund - Class 2 (TIF2)
207,291 shares (cost $2,977,106)	3,573,692
Templeton Foreign Securities Fund - Class 3 (TIF3)
4,131,397 shares (cost $43,685,302)	70,977,403
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
20,867 shares (cost $378,688)	388,118
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
6,851,923 shares (cost $123,747,852)	127,582,813
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
8,328,213 shares (cost $61,720,114)	61,795,340
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
1,049 shares (cost $12,562)	12,898
Franklin High Income Securities Fund: Class 2 (FTVHI2)
14,638 shares (cost $96,699)	99,687
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
667 shares (cost $9,955)	10,001
Short Duration Bond Portfolio - I Class Shares (AMTB)
14,000,593 shares (cost $156,885,100)	150,926,394
Growth Portfolio - I Class Shares (AMTG)
542 shares (cost $11,523)	14,931
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
924 shares (cost $9,868)	13,892
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
224,993 shares (cost $3,201,160)	4,331,114
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,356,219 shares (cost $18,325,904)	29,457,085
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,612,211 shares (cost $38,862,591)	36,152,997
Core Bond Fund/VA - Non-Service Shares (OVB)
3,556,554 shares (cost $33,892,781)	27,847,822
Global Securities Fund/VA - Class 3 (OVGS3)
1,403,947 shares (cost $42,298,285)	57,772,417
Global Securities Fund/VA - Class 4 (OVGS4)
2,168,165 shares (cost $67,557,940)	87,940,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Global Securities Fund/VA - Non-Service Shares (OVGS)
2,836,891 shares (cost $79,060,495)	$115,915,385
Global Securities Fund/VA - Service Class (OVGSS)
180,562 shares (cost $5,207,207)	7,307,344
International Growth Fund/VA - Non-Service Shares (OVIG)
193,200 shares (cost $463,201)	496,523
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
405,080 shares (cost $8,410,609)	12,654,690
Main Street Fund(R)/VA - Service Class (OVGIS)
7,556,229 shares (cost $129,890,137)	234,167,531
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
283,569 shares (cost $5,972,809)	7,883,222
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,690,794 shares (cost $43,489,568)	74,077,551
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
152,310 shares (cost $7,875,653)	11,348,627
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
233,081 shares (cost $1,294,576)	1,253,978
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,745,962 shares (cost $9,914,661)	9,602,792
All Asset Portfolio - Advisor Class (PMVAAD)
4,342,583 shares (cost $49,717,490)	47,681,565
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,770,685 shares (cost $32,167,435)	29,757,152
Low Duration Portfolio - Advisor Class (PMVLAD)
36,282,035 shares (cost $381,053,426)	384,952,393
Total Return Portfolio - Advisor Class (PMVTRD)
24,541,644 shares (cost $279,265,411)	269,467,256
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
3,095 shares (cost $19,261)	18,726
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
554 shares (cost $7,565)	7,439
Putnam VT Growth and Income Fund - Class IB (PVGIB)
117,697 shares (cost $1,897,692)	2,814,143
Putnam VT International Equity Fund - Class IB (PVTIGB)
23,560 shares (cost $333,900)	336,676
Putnam VT Voyager Fund - Class IB (PVTVB)
41,319 shares (cost $1,569,036)	2,129,987
VI American Franchise Fund - Series II Shares (ACEG2)
145,742 shares (cost $5,567,957)	7,225,907
Diversified Stock Fund Class A Shares (VYDS)
35,062 shares (cost $258,089)	486,315
Small-Cap Portfolio - Investment Class (ROCSC)
4,934 shares (cost $65,361)	68,684
Variable Fund - Multi-Hedge Strategies (RVARS)
145,121 shares (cost $3,280,360)	3,301,493
Blue Chip Growth Portfolio - II (TRBCG2)
7 shares (cost $113)	129
Health Sciences Portfolio - II (TRHS2)
4,714,655 shares (cost $104,977,746)	140,496,707
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
996,711 shares (cost $28,583,227)	30,449,525
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,094,367 shares (cost $12,391,033)	11,600,295
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,902,644 shares (cost $22,710,675)	28,349,388

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,667,648 shares (cost $50,205,691)	$52,347,466
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
330,980 shares (cost $1,732,738)	1,790,170
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
151,090 shares (cost $778,056)	802,499
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
444,821 shares (cost $2,305,220)	2,389,888
Variable Insurance Portfolios - Asset Strategy (WRASP)
16,874,570 shares (cost $175,897,067)	223,564,432
Variable Insurance Portfolios - High Income (WRHIP)
20,582,683 shares (cost $79,825,054)	82,246,345
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
3,316,795 shares (cost $30,895,689)	35,566,993
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
497,406 shares (cost $2,662,366)	2,869,633
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
4,851,933 shares (cost $25,885,876)	29,770,488
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
7,441,120 shares (cost $40,932,509)	47,456,488
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,245,861 shares (cost $6,727,406)	7,518,773
Advantage VT Discovery Fund (SVDF)
1,374 shares (cost $24,796)	48,348
Advantage VT Opportunity Fund - Class 2 (SVOF)
11,670 shares (cost $168,840)	305,179
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
5,123,742 shares (cost $44,116,798)	57,488,382
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
713 shares (cost $5,113)	7,633
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,375 shares (cost $304,913)	296,394
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,657 shares (cost $33,372)	53,340

Total Investments	41,548,300,517

Accounts Receivable-Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	132,688
Accounts Receivable-U.S. Real Estate Portfolio - Class I (MSVRE)	162
Accounts Receivable-U.S. Real Estate Portfolio - Class II (MSVREB)	10
Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	1,034
Accounts Receivable-VP International Fund - Class I (ACVI)	223
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	499
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	13
Accounts Receivable-Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	4
Accounts Receivable-Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	15

Other Accounts Payable	(55,023)
Accounts Payable-Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)	(3)
Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	(4)
Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(48)
Accounts Payable-Contrafund(R)Portfolio - Service Class 2 (FC2)	(916)
Accounts Payable-Structured Small Cap Equity Fund: Service Shares (GVSSCS)	(6)
Accounts Payable-Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(6)
Accounts Payable-Blue Chip Growth Portfolio - II (TRBCG2)	(129)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(280)

$41,548,378,750

Contract Owners’ Equity:
Accumulation units	41,538,293,092
Contracts in payout (annuitization) period (note 1f)	10,085,658

Total Contract Owners’ Equity (note 5)	$41,548,378,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
Reinvested dividends	$580,954,167	-	54	14,918	251	135,394	86,370	3,541,908
Mortality and expense risk charges (note 2)	(573,238,907)	(4,628)	(28)	(89,303)	(76)	(150,726)	(15,199)	(2,530,303)

Net investment income (loss)	7,715,260	(4,628)	26	(74,385)	175	(15,332)	71,171	1,011,605
Realized gain (loss) on investments	457,179,594	53,544	1	46,184	(163)	428,230	(57,618)	608
Change in unrealized gain (loss) on investments	4,797,378,405	85,118	845	474,949	(1,029)	2,491,862	64,792	25,889,242

Net gain (loss) on investments	5,254,557,999	138,662	846	521,133	(1,192)	2,920,092	7,174	25,889,850

Reinvested capital gains	510,501,962	-	53	20,576	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,772,775,221	134,034	925	467,324	(1,017)	2,904,760	78,345	26,901,455

Investment Activity:	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG
Reinvested dividends	$8,715	2,519,603	1,128	-	-	4,146,490	2,514,650	527,713
Mortality and expense risk charges (note 2)	(13,147)	(3,224,467)	(105,622)	(288)	(24,022)	(3,032,662)	(2,351,956)	(557,226)

Net investment income (loss)	(4,432)	(704,864)	(104,494)	(288)	(24,022)	1,113,828	162,694	(29,513)
Realized gain (loss) on investments	7,558	480,806	-	15	11,101	9,910,408	(170,702)	2,926,256
Change in unrealized gain (loss) on investments	(71,289)	14,078,873	-	16,146	442,070	46,211,129	38,379,903	8,831,655

Net gain (loss) on investments	(63,731)	14,559,679	-	16,161	453,171	56,121,537	38,209,201	11,757,911

Reinvested capital gains	26,579	9,798,344	-	-	-	2,506,810	1,637,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,584)	23,653,159	(104,494)	15,873	429,149	59,742,175	40,008,919	11,728,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1
Reinvested dividends	$1,680	2,110	1,974	189,829	110,202	24,901	48,437	630
Mortality and expense risk charges (note 2)	(222)	(198)	(35,309)	(164,448)	(498,860)	(69,138)	(359,194)	(76)

Net investment income (loss)	1,458	1,912	(33,335)	25,381	(388,658)	(44,237)	(310,757)	554
Realized gain (loss) on investments	(1)	(8)	94,586	130,038	2,725,402	208,939	758,259	-
Change in unrealized gain (loss) on investments	148	(12,851)	77,371	2,056,941	5,653,487	340,386	6,164,921	(963)

Net gain (loss) on investments	147	(12,859)	171,957	2,186,979	8,378,889	549,325	6,923,180	(963)

Reinvested capital gains	44	5,681	107,917	-	-	346,153	-	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	$1,649	(5,266)	246,539	2,212,360	7,990,231	851,241	6,612,423	696

Investment Activity:	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC
Reinvested dividends	$122,442	224,328	3	845,421	-	2,308,024	569	33,073
Mortality and expense risk charges (note 2)	(178,300)	(155,103)	(16)	(2,236,004)	(315,960)	(1,094,664)	(37)	(124,131)

Net investment income (loss)	(55,858)	69,225	(13)	(1,390,583)	(315,960)	1,213,360	532	(91,058)
Realized gain (loss) on investments	1,686,455	149,145	1	4,567,792	597,188	(2,069,784)	50	642,307
Change in unrealized gain (loss) on investments	1,652,493	1,191,795	892	34,285,389	6,050,615	9,834,302	(433)	1,229,361

Net gain (loss) on investments	3,338,948	1,340,940	893	38,853,181	6,647,803	7,764,518	(383)	1,871,668

Reinvested capital gains	131,580	516,142	-	-	-	-	237	248,547

Net increase (decrease) in contract owners’ equity resulting from operations	$3,414,670	1,926,307	880	37,462,598	6,331,843	8,977,878	386	2,029,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$-	180	3,452,114	1,523,227	46,210	587,751	118,214	36,035
Mortality and expense risk charges (note 2)	(246,926)	(28)	(5,566,013)	(1,654,764)	(16,686)	(266,124)	(39,627)	(12,806)

Net investment income (loss)	(246,926)	152	(2,113,899)	(131,537)	29,524	321,627	78,587	23,229
Realized gain (loss) on investments	641,061	1	19,077,934	1,612,253	23,585	322,236	42,029	9,855
Change in unrealized gain (loss) on investments	4,081,575	480	81,399,828	22,062,036	(74,772)	(1,018,539)	(479,013)	(142,321)

Net gain (loss) on investments	4,722,636	481	100,477,762	23,674,289	(51,187)	(696,303)	(436,984)	(132,466)

Reinvested capital gains	159,903	161	1,059,286	-	-	-	36,234	11,213

Net increase (decrease) in contract owners’ equity resulting from operations	$4,635,613	794	99,423,149	23,542,752	(21,663)	(374,676)	(322,163)	(98,024)

Investment Activity:	VKVGR2	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$3,102	335	41	956,950	2,705,223	56,602,228	25,812,337	660,115
Mortality and expense risk charges (note 2)	(1,468)	(456)	(62)	(705,764)	(2,462,462)	(66,480,428)	(21,677,647)	(2,539,193)

Net investment income (loss)	1,634	(121)	(21)	251,186	242,761	(9,878,200)	4,134,690	(1,879,078)
Realized gain (loss) on investments	4,230	1,565	12	1,956,272	5,051,318	10,231,221	357,522	304,128
Change in unrealized gain (loss) on investments	(7,673)	(1,166)	38	10,623,314	32,294,637	836,203,892	(61,671,830)	41,606,303

Net gain (loss) on investments	(3,443)	399	50	12,579,586	37,345,955	846,435,113	(61,314,308)	41,910,431

Reinvested capital gains	-	-	-	1,003,134	3,084,906	1,052,405	429,639	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,809)	278	29	13,833,906	40,673,622	837,609,318	(56,749,979)	40,031,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6
Reinvested dividends	$878,927	15,052,301	337,350	5,568,335	2,241	9,135	200,685	505,352
Mortality and expense risk charges (note 2)	(4,121,156)	(22,898,669)	(80,184)	(1,333,440)	(2,466)	(14,352)	(250,553)	(819,157)

Net investment income (loss)	(3,242,229)	(7,846,368)	257,166	4,234,895	(225)	(5,217)	(49,868)	(313,805)
Realized gain (loss) on investments	(1,392,479)	18,777,719	(153,370)	3,857,490	1,547	(33,438)	307,112	1,213,668
Change in unrealized gain (loss) on investments	69,808,562	383,090,590	200,290	(3,372,155)	(2,075)	24,363	(550,033)	(1,437,303)

Net gain (loss) on investments	68,416,083	401,868,309	46,920	485,335	(528)	(9,075)	(242,921)	(223,635)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,173,854	394,021,941	304,086	4,720,230	(753)	(14,292)	(292,789)	(537,440)

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2
Reinvested dividends	$386	124,939	139,869	819,304	306,485	27,160	1,151,032	464,420
Mortality and expense risk charges (note 2)	(613)	(323,492)	(405,231)	(1,090,192)	(523,723)	(39,947)	(2,771,192)	(571,035)

Net investment income (loss)	(227)	(198,553)	(265,362)	(270,888)	(217,238)	(12,787)	(1,620,160)	(106,615)
Realized gain (loss) on investments	1,577	1,151,908	856,710	3,100,663	1,174,613	217,622	8,279,074	1,095,950
Change in unrealized gain (loss) on investments	8,943	2,684,448	3,345,706	21,948,594	8,335,590	699,071	44,612,301	6,397,680

Net gain (loss) on investments	10,520	3,836,356	4,202,416	25,049,257	9,510,203	916,693	52,891,375	7,493,630

Reinvested capital gains	-	-	-	3,368,774	1,441,113	-	-	870,113

Net increase (decrease) in contract owners’ equity resulting from operations	$10,293	3,637,803	3,937,054	28,147,143	10,734,078	903,906	51,271,215	8,257,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2
Reinvested dividends	$29,992,061	42,457,147	12,930,816	43,148,702	5,609,004	13,700,221	60,486	2,674,255
Mortality and expense risk charges (note 2)	(27,042,031)	(41,258,277)	(11,653,702)	(39,202,987)	(6,223,974)	(11,779,539)	(38,934)	(1,864,295)

Net investment income (loss)	2,950,030	1,198,870	1,277,114	3,945,715	(614,970)	1,920,682	21,552	809,960
Realized gain (loss) on investments	4,075,094	20,706,640	9,223,433	5,146,672	21,939,837	10,364,249	20,174	1,578,539
Change in unrealized gain (loss) on investments	166,116,441	374,973,405	2,142,758	308,281,833	39,571,554	42,004,293	(177,322)	(7,867,022)

Net gain (loss) on investments	170,191,535	395,680,045	11,366,191	313,428,505	61,511,391	52,368,542	(157,148)	(6,288,483)

Reinvested capital gains	38,377,324	76,079,358	11,557,662	64,898,963	16,755,205	16,216,497	25,848	1,172,463

Net increase (decrease) in contract owners’ equity resulting from operations	$211,518,889	472,958,273	24,200,967	382,273,183	77,651,626	70,505,721	(109,748)	(4,306,060)

Investment Activity:	NVLCP2	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA
Reinvested dividends	$815,953	1,677,602	1,565,963	6,362,704	224,524	310,451	764,143	3,459,577
Mortality and expense risk charges (note 2)	(757,443)	(1,709,430)	(2,556,750)	(5,182,646)	(448,284)	(485,658)	(382,853)	(4,027,419)

Net investment income (loss)	58,510	(31,828)	(990,787)	1,180,058	(223,760)	(175,207)	381,290	(567,842)
Realized gain (loss) on investments	183,148	3,205,948	7,066,711	(4,448,056)	2,735,912	885,970	458,755	(11,494,309)
Change in unrealized gain (loss) on investments	(3,026,690)	29,966,606	32,748,740	(19,824,332)	5,910,351	6,764,634	3,698,239	63,244,804

Net gain (loss) on investments	(2,843,542)	33,172,554	39,815,451	(24,272,388)	8,646,263	7,650,604	4,156,994	51,750,495

Reinvested capital gains	1,032,030	-	-	3,774,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,753,002)	33,140,726	38,824,664	(19,318,146)	8,422,503	7,475,397	4,538,284	51,182,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$16,407,953	23,487,644	11,960,136	45,025,937	18,531,300	14,147,246	1,387,745	-
Mortality and expense risk charges (note 2)	(13,175,785)	(19,843,435)	(10,466,209)	(40,991,897)	(18,916,228)	(12,725,907)	(1,797,970)	(9,526,813)

Net investment income (loss)	3,232,168	3,644,209	1,493,927	4,034,040	(384,928)	1,421,339	(410,225)	(9,526,813)
Realized gain (loss) on investments	2,185,469	9,321,882	7,107,584	11,964,272	3,147,074	3,206,608	1,385,769	-
Change in unrealized gain (loss) on investments	82,777,928	182,261,572	2,751,459	348,297,316	215,946,893	54,108,601	28,255,830	-

Net gain (loss) on investments	84,963,397	191,583,454	9,859,043	360,261,588	219,093,967	57,315,209	29,641,599	-

Reinvested capital gains	8,256,324	19,732,678	10,375,117	-	-	10,241,697	3,139,647	-

Net increase (decrease) in contract owners’ equity resulting from operations	$96,451,889	214,960,341	21,728,087	364,295,628	218,709,039	68,978,245	32,371,021	(9,526,813)

Investment Activity:	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$412,040	1,589,440	10,869	110,470	1,448,943	76,498	591,926	59,238
Mortality and expense risk charges (note 2)	(450,511)	(2,662,993)	(7,826)	(67,066)	(970,978)	(132,137)	(1,906,149)	(55,873)

Net investment income (loss)	(38,471)	(1,073,553)	3,043	43,404	477,965	(55,639)	(1,314,223)	3,365
Realized gain (loss) on investments	1,651,681	8,188,246	(50,857)	(45,030)	496,957	628,432	7,953,860	347,603
Change in unrealized gain (loss) on investments	4,480,393	21,276,909	136,627	906,213	10,330,848	1,555,286	17,856,229	597,484

Net gain (loss) on investments	6,132,074	29,465,155	85,770	861,183	10,827,805	2,183,718	25,810,089	945,087

Reinvested capital gains	-	-	-	-	-	727,199	8,372,121	205,263

Net increase (decrease) in contract owners’ equity resulting from operations	$6,093,603	28,391,602	88,813	904,587	11,305,770	2,855,278	32,867,987	1,153,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$707,108	-	-	49	3,300,204	-	-	306,369
Mortality and expense risk charges (note 2)	(882,636)	(2,514,259)	(2,060,024)	(8)	(4,182,908)	(86,942)	(327,584)	(499,265)

Net investment income (loss)	(175,528)	(2,514,259)	(2,060,024)	41	(882,704)	(86,942)	(327,584)	(192,896)
Realized gain (loss) on investments	2,597,079	11,119,281	12,582,195	1	15,813,550	344,030	931,547	888,031
Change in unrealized gain (loss) on investments	10,501,690	37,480,023	19,591,119	258	53,762,384	1,727,694	5,304,918	11,375,974

Net gain (loss) on investments	13,098,769	48,599,304	32,173,314	259	69,575,934	2,071,724	6,236,465	12,264,005

Reinvested capital gains	2,857,534	13,715,129	9,235,792	162	12,969,050	375,867	1,202,349	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,780,775	59,800,174	39,349,082	462	81,662,280	2,360,649	7,111,230	12,071,109

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$204,543	103,588	62,112	6,314,370	1,045,419	2,683,886	1,195,344	4,456,262
Mortality and expense risk charges (note 2)	(475,108)	(1,037,977)	(710,860)	(2,813,316)	(1,390,202)	(4,668,894)	(3,581,631)	(3,965,922)

Net investment income (loss)	(270,565)	(934,389)	(648,748)	3,501,054	(344,783)	(1,985,008)	(2,386,287)	490,340
Realized gain (loss) on investments	4,709,387	58,965	4,214,308	2,941,631	205,999	13,659,202	11,098,516	6,615,865
Change in unrealized gain (loss) on investments	5,126,121	26,470,463	12,116,439	(11,224,554)	(1,169,640)	93,705,547	60,547,793	32,625,894

Net gain (loss) on investments	9,835,508	26,529,428	16,330,747	(8,282,923)	(963,641)	107,364,749	71,646,309	39,241,759

Reinvested capital gains	-	-	-	-	74,607	-	-	2,321,659

Net increase (decrease) in contract owners’ equity resulting from operations	$9,564,943	25,595,039	15,681,999	(4,781,869)	(1,233,817)	105,379,741	69,260,022	42,053,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	EIF	EIF2	NVRE1	NVRE2	NVLM2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$-	-	867,298	952,636	162	3,150,268	1,471,030	1,794,314
Mortality and expense risk charges (note 2)	(184)	(2,455,142)	(826,588)	(1,140,015)	(53)	(827,008)	(382,612)	(446,803)

Net investment income (loss)	(184)	(2,455,142)	40,710	(187,379)	109	2,323,260	1,088,418	1,347,511
Realized gain (loss) on investments	44	11,034,670	4,314,416	4,501,549	1	-	-	-
Change in unrealized gain (loss) on investments	14,682	34,795,596	(7,343,843)	(8,917,361)	1,281	7,081,125	2,327,503	4,086,980

Net gain (loss) on investments	14,726	45,830,266	(3,029,427)	(4,415,812)	1,282	7,081,125	2,327,503	4,086,980

Reinvested capital gains	-	-	4,251,930	5,319,244	124	1,772,943	797,309	133,058

Net increase (decrease) in contract owners’ equity resulting from operations	$14,542	43,375,124	1,263,213	716,053	1,515	11,177,328	4,213,230	5,567,549

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVRA	ALVBWB
Reinvested dividends	$1,069,970	98,395	665,361	23,509	33,517	12,112	494	8,879
Mortality and expense risk charges (note 2)	(297,323)	(39,439)	(183,337)	(36,612)	(37,441)	(16,466)	(27)	(1,433)

Net investment income (loss)	772,647	58,956	482,024	(13,103)	(3,924)	(4,354)	467	7,446
Realized gain (loss) on investments	112	38,927	4,632	15,344	4,373	8,130	(114)	2,549
Change in unrealized gain (loss) on investments	2,007,421	619,805	2,577,644	109,985	300,359	97,246	(1,168)	39,020

Net gain (loss) on investments	2,007,533	658,732	2,582,276	125,329	304,732	105,376	(1,282)	41,569

Reinvested capital gains	214,369	-	-	-	-	-	237	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,994,549	717,688	3,064,300	112,226	300,808	101,022	(578)	49,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$74,621	123	308,490	555,049	-	350,062	90,185	4,322,171
Mortality and expense risk charges (note 2)	(96,789)	(152)	(1,198,027)	(467,480)	(1,023)	(209,960)	(63,311)	(4,063,459)

Net investment income (loss)	(22,168)	(29)	(889,537)	87,569	(1,023)	140,102	26,874	258,712
Realized gain (loss) on investments	(190,779)	(39)	3,921,331	415,270	7,064	329,490	(76,345)	1,368,550
Change in unrealized gain (loss) on investments	2,071,226	10,870	15,160,210	3,973,488	9,931	4,046,987	1,388,392	(39,040,641)

Net gain (loss) on investments	1,880,447	10,831	19,081,541	4,388,758	16,995	4,376,477	1,312,047	(37,672,091)

Reinvested capital gains	-	1,144	4,214,868	693,126	2,877	-	-	9,696,989

Net increase (decrease) in contract owners’ equity resulting from operations	$1,858,279	11,946	22,406,872	5,169,453	18,849	4,516,579	1,338,921	(27,716,390)

Investment Activity:	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1	DVSCS	DCAP	DCAPS
Reinvested dividends	$201	1	106,884	982,933	-	1,068,310	693,339	1,982,416
Mortality and expense risk charges (note 2)	(149)	(1)	(116,406)	(1,427,618)	(47)	(1,523,332)	(475,638)	(1,771,144)

Net investment income (loss)	52	-	(9,522)	(444,685)	(47)	(455,022)	217,701	211,272
Realized gain (loss) on investments	183	11	421,820	5,624,579	1,970	7,695,353	878,967	6,331,715
Change in unrealized gain (loss) on investments	1,816	(5)	1,616,082	15,750,274	(1,120)	23,308,750	5,195,130	13,225,345
Net gain (loss) on investments	1,999	6	2,037,902	21,374,853	850	31,004,103	6,074,097	19,557,060

Reinvested capital gains	-	-	120,903	1,331,582	-	1,313,691	86,023	272,433

Net increase (decrease) in contract owners’ equity resulting from operations	$2,051	6	2,149,283	22,261,750	803	31,862,772	6,377,821	20,040,765

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP
Reinvested dividends	$-	127,563	10,016	456,361	1,392,376	8,568,659	56,291	2,644,672
Mortality and expense risk charges (note 2)	(18,296)	(188,842)	(20,230)	(138,222)	(516,847)	(4,721,338)	(130,882)	(640,111)

Net investment income (loss)	(18,296)	(61,279)	(10,214)	318,139	875,529	3,847,321	(74,591)	2,004,561
Realized gain (loss) on investments	430,368	438,477	53,204	388,099	62,056	(2,254,315)	773,237	(547,533)
Change in unrealized gain (loss) on investments	87,478	3,869,004	108,268	(749,372)	(1,211,431)	57,857,545	1,544,660	658,671

Net gain (loss) on investments	517,846	4,307,481	161,472	(361,273)	(1,149,375)	55,603,230	2,317,897	111,138

Reinvested capital gains	-	-	27,994	-	-	22,745,866	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$499,550	4,246,202	179,252	(43,134)	(273,846)	82,196,417	2,243,306	2,115,699

Investment Activity:	FAMP	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$2,092,283	590,157	5,237,020	91,705	2,618,187	182,421	7,109,669	164,176
Mortality and expense risk charges (note 2)	(1,818,718)	(1,226,818)	(3,312,057)	(79,506)	(2,493,575)	(139,350)	(6,777,463)	(125,968)

Net investment income (loss)	273,565	(636,661)	1,924,963	12,199	124,612	43,071	332,206	38,208
Realized gain (loss) on investments	5,239,754	(2,581,669)	(1,547,963)	482,484	(59,045)	718,244	(1,809,383)	472,940
Change in unrealized gain (loss) on investments	12,382,327	18,748,603	32,068,824	94,721	15,888,780	526,760	54,696,223	1,098,249

Net gain (loss) on investments	17,622,081	16,166,934	30,520,861	577,205	15,829,735	1,245,004	52,886,840	1,571,189

Reinvested capital gains	324,301	520,533	15,353,797	70,641	1,912,740	144,574	6,156,404	134,233

Net increase (decrease) in contract owners’ equity resulting from operations	$18,219,947	16,050,806	47,799,621	660,045	17,867,087	1,432,649	59,375,450	1,743,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FF30S2	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2
Reinvested dividends	$541,542	985,915	61,657	1,131,482	434,276	8,330,345	99,650	723,668
Mortality and expense risk charges (note 2)	(553,639)	(4,603,558)	(1,856,757)	(285,807)	(290,794)	(6,123,807)	(324,443)	(4,112,502)

Net investment income (loss)	(12,097)	(3,617,643)	(1,795,100)	845,675	143,482	2,206,538	(224,793)	(3,388,834)
Realized gain (loss) on investments	(9,851)	16,880,624	7,418,902	397,562	311,119	2,312,824	1,721,464	562,368
Change in unrealized gain (loss) on investments	5,579,215	89,957,845	29,428,199	(269,515)	(1,420,795)	(23,548,354)	2,632,210	45,515,203

Net gain (loss) on investments	5,569,364	106,838,469	36,847,101	128,047	(1,109,676)	(21,235,530)	4,353,674	46,077,571

Reinvested capital gains	479,930	234,742	93,826	-	231,711	4,764,478	3,142,412	34,734,824

Net increase (decrease) in contract owners’ equity resulting from operations	$6,037,197	103,455,568	35,145,827	973,722	(734,483)	(14,264,514)	7,271,293	77,423,561

Investment Activity:	FOP	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2
Reinvested dividends	$712,903	345,628	23,014	884,546	54,569	11,086,282	864,699	1,904,748
Mortality and expense risk charges (note 2)	(703,105)	(333,518)	(32,952)	(1,088,267)	(91,519)	(2,729,695)	(836,134)	(2,260,306)

Net investment income (loss)	9,798	12,110	(9,938)	(203,721)	(36,950)	8,356,587	28,565	(355,558)
Realized gain (loss) on investments	1,844,280	(1,095,103)	75,796	(842,408)	778,015	(1,623,460)	3,959,188	19,504,837
Change in unrealized gain (loss) on investments	11,467,326	7,425,544	529,541	18,402,581	1,001,419	13,439,321	9,488,589	20,652,094

Net gain (loss) on investments	13,311,606	6,330,441	605,337	17,560,173	1,779,434	11,815,861	13,447,777	40,156,931

Reinvested capital gains	195,429	94,747	7,932	288,086	-	-	-	2,458,140

Net increase (decrease) in contract owners’ equity resulting from operations	$13,516,833	6,437,298	603,331	17,644,538	1,742,484	20,172,448	13,476,342	42,259,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FTVMD2	FTVDM3	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	FTVSI2
Reinvested dividends	$1,273	448,014	82,805	1,678,189	635	5,951,546	4,674,284	-
Mortality and expense risk charges (note 2)	(304)	(348,516)	(51,218)	(1,114,612)	(700)	(1,885,033)	(686,526)	(21)

Net investment income (loss)	969	99,498	31,587	563,577	(65)	4,066,513	3,987,758	(21)
Realized gain (loss) on investments	(207)	1,664,645	103,162	6,392,261	(106)	579,522	201,432	-
Change in unrealized gain (loss) on investments	8,192	(2,448,177)	534,540	6,440,659	9,430	(6,162,439)	(2,897,581)	335

Net gain (loss) on investments	7,985	(783,532)	637,702	12,832,920	9,324	(5,582,917)	(2,696,149)	335

Reinvested capital gains	5,292	-	-	-	164	1,551,702	6,816,750	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,246	(684,034)	669,289	13,396,497	9,423	35,298	8,108,359	314

Investment Activity:	FTVHI2	GVSSCS	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS
Reinvested dividends	$-	64	3,284,816	-	147	-	183,693	871,112
Mortality and expense risk charges (note 2)	(134)	(18)	(2,366,424)	(194)	(186)	(59,238)	(388,615)	(496,691)

Net investment income (loss)	(134)	46	918,392	(194)	(39)	(59,238)	(204,922)	374,421
Realized gain (loss) on investments	26	16	(2,722,505)	655	541	389,000	419,750	(1,456,616)
Change in unrealized gain (loss) on investments	2,988	46	399,762	3,018	2,873	1,043,786	7,916,551	5,197,517

Net gain (loss) on investments	3,014	62	(2,322,743)	3,673	3,414	1,432,786	8,336,301	3,740,901

Reinvested capital gains	-	1,099	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,880	1,207	(1,404,351)	3,479	3,375	1,373,548	8,131,379	4,115,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVIG	OVGI	OVGIS
Reinvested dividends	$1,536,897	745,092	860,853	1,515,234	84,011	148	128,915	1,879,682
Mortality and expense risk charges (note 2)	(406,368)	(718,389)	(1,101,181)	(1,475,499)	(102,776)	(788)	(155,004)	(3,574,600)

Net investment income (loss)	1,130,529	26,703	(240,328)	39,735	(18,765)	(640)	(26,089)	(1,694,918)
Realized gain (loss) on investments	(2,033,826)	839,428	417,834	8,447,794	546,995	208	201,204	7,866,915
Change in unrealized gain (loss) on investments	468,560	11,562,325	16,767,000	16,605,739	1,123,759	33,322	2,912,043	50,051,316

Net gain (loss) on investments	(1,565,266)	12,401,753	17,184,834	25,053,533	1,670,754	33,530	3,113,247	57,918,231

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(434,737)	12,428,456	16,944,506	25,093,268	1,651,989	32,890	3,087,158	56,223,313

Investment Activity:	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$58,069	442,532	1,173	49,982	406,304	1,993,896	481,457	4,870,814
Mortality and expense risk charges (note 2)	(87,543)	(998,542)	(132,270)	(13,283)	(133,594)	(632,869)	(410,636)	(5,657,731)

Net investment income (loss)	(29,474)	(556,010)	(131,097)	36,699	272,710	1,361,027	70,821	(786,917)
Realized gain (loss) on investments	616,393	7,773,894	870,218	(2,532)	19,930	36,266	(49,614)	1,325,524
Change in unrealized gain (loss) on investments	1,385,306	12,337,397	2,228,268	(51,785)	(463,141)	(2,189,066)	(2,429,682)	(6,906,910)

Net gain (loss) on investments	2,001,699	20,111,291	3,098,486	(54,317)	(443,211)	(2,152,800)	(2,479,296)	(5,581,386)

Reinvested capital gains	76,446	763,971	-	-	-	-	298,344	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,048,671	20,319,252	2,967,389	(17,618)	(170,501)	(791,773)	(2,110,131)	(6,368,303)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS
Reinvested dividends	$5,123,014	-	174	48,246	4,821	16,651	14,415	2,774
Mortality and expense risk charges (note 2)	(3,718,795)	(22)	(14)	(42,312)	(4,835)	(28,357)	(87,144)	(5,678)

Net investment income (loss)	1,404,219	(22)	160	5,934	(14)	(11,706)	(72,729)	(2,904)
Realized gain (loss) on investments	(94,393)	-	-	131,094	(38,353)	76,497	123,839	5,366
Change in unrealized gain (loss) on investments	(12,688,696)	(535)	(126)	656,925	111,925	627,591	1,799,146	120,946

Net gain (loss) on investments	(12,783,089)	(535)	(126)	788,019	73,572	704,088	1,922,985	126,312

Reinvested capital gains	2,338,141	-	64	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,040,729)	(557)	98	793,953	73,558	692,382	1,850,256	123,408

Investment Activity:	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV
Reinvested dividends	$666	-	-	78,737	314,088	484,174	418,381	-
Mortality and expense risk charges (note 2)	(97)	(14,955)	(1,439,588)	(357,528)	(176,317)	(399,286)	(803,181)	(1,118)

Net investment income (loss)	569	(14,955)	(1,439,588)	(278,791)	137,771	84,888	(384,800)	(1,118)
Realized gain (loss) on investments	36	(756)	3,635,705	270,389	(138,444)	(343,736)	(879,531)	14,551
Change in unrealized gain (loss) on investments	3,323	21,134	28,286,049	1,462,731	(1,489,019)	3,193,745	4,800,793	57,432

Net gain (loss) on investments	3,359	20,378	31,921,754	1,733,120	(1,627,463)	2,850,009	3,921,262	71,983

Reinvested capital gains	3,462	-	5,531,671	305,242	2,543	-	1,195,978	1,468

Net increase (decrease) in contract owners’ equity resulting from operations	$7,390	5,423	36,013,837	1,759,571	(1,487,149)	2,934,897	4,732,440	72,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP
Reinvested dividends	$-	-	1,978,170	2,243,789	-	41,109	274,990	490,957
Mortality and expense risk charges (note 2)	(685)	(2,108)	(2,618,901)	(833,321)	(313,722)	(10,812)	(99,978)	(158,488)

Net investment income (loss)	(685)	(2,108)	(640,731)	1,410,468	(313,722)	30,297	175,012	332,469
Realized gain (loss) on investments	1,258	5,107	1,000,531	1,143,472	189,369	32,472	72,060	78,099
Change in unrealized gain (loss) on investments	24,443	84,668	35,507,719	1,522,802	4,311,574	170,923	3,443,686	5,984,011

Net gain (loss) on investments	25,701	89,775	36,508,250	2,666,274	4,500,943	203,395	3,515,746	6,062,110

Reinvested capital gains	463	970	-	-	542,846	121,860	876,064	1,781,710

Net increase (decrease) in contract owners’ equity resulting from operations	$25,479	88,637	35,867,519	4,076,742	4,730,067	355,552	4,566,822	8,176,289

Investment Activity:	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2
Reinvested dividends	$90,656	3	577	-	59	3,754	67
Mortality and expense risk charges (note 2)	(26,866)	(598)	(3,818)	(649,528)	(89)	(3,755)	(759)

Net investment income (loss)	63,790	(595)	(3,241)	(649,528)	(30)	(1)	(692)
Realized gain (loss) on investments	42,418	1,901	13,542	2,139,396	338	226	4,010
Change in unrealized gain (loss) on investments	677,314	12,241	62,487	12,576,461	782	(20,955)	8,707

Net gain (loss) on investments	719,732	14,142	76,029	14,715,857	1,120	(20,729)	12,717

Reinvested capital gains	269,849	1,169	-	2,105,421	-	9,528	4,153

Net increase (decrease) in contract owners’ equity resulting from operations	$1,053,371	14,716	72,788	16,171,750	1,090	(11,202)	16,178

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALMCS		ALVDAA		ALVDAB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,715,260	(868,382)	(4,628)	(4,669)	26	-	(74,385)	(9,240)
Realized gain (loss) on investments	457,179,594	138,736,108	53,544	(51,583)	1	-	46,184	438
Change in unrealized gain (loss) on investments	4,797,378,405	2,715,330,029	85,118	113,711	845	-	474,949	61,461
Reinvested capital gains	510,501,962	391,317,868	-	-	53	-	20,576	404

Net increase (decrease) in contract owners’ equity resulting from operations	5,772,775,221	3,244,515,623	134,034	57,459	925	-	467,324	53,063

Equity transactions:
Purchase payments received from contract owners (note 3)	5,436,211,476	4,330,208,480	-	-	14,588	-	5,735,930	1,883,778
Transfers between funds	-	-	54,912	(21,165)	79	-	435,150	62,903
Redemptions	(3,376,288,511)	(3,178,018,419)	(45,395)	(27,091)	-	-	(353,794)	(8,605)
Annuity benefits	(1,499,588)	(1,609,188)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(239,707,518)	(195,320,379)	(16)	(5)	-	-	(36)	-
Contingent deferred sales charges (note 2)	(16,694,003)	(20,085,587)	-	-	-	-	(9,161)	-
Adjustments to maintain reserves	586,925	(599,214)	(28)	4	3	-	(146)	10

Net equity transactions	1,802,608,781	934,575,693	9,473	(48,257)	14,670	-	5,807,943	1,938,086

Net change in contract owners’ equity	7,575,384,002	4,179,091,316	143,507	9,202	15,595	-	6,275,267	1,991,149
Contract owners’ equity beginning of period	33,972,994,748	29,793,903,432	402,340	393,138	-	-	1,991,149	-

Contract owners’ equity end of period	$41,548,378,750	33,972,994,748	545,847	402,340	15,595	-	8,266,416	1,991,149

CHANGES IN UNITS:
Beginning units	2,640,272,691	2,517,758,479	29,102	32,647	-	-	196,701	-
Units purchased	791,386,600	707,765,795	3,523	7,017	1,477	-	604,526	197,949
Units redeemed	(604,009,209)	(585,251,583)	(3,167)	(10,562)	-	-	(58,734)	(1,248)

Ending units	2,827,650,082	2,640,272,691	29,458	29,102	1,477	-	742,493	196,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIP1		AFGF		AFHY		AVPAP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$175	-	(15,332)	(26,584)	71,171	101,145	1,011,605	97,105
Realized gain (loss) on investments	(163)	-	428,230	137,504	(57,618)	75,394	608	(1)
Change in unrealized gain (loss) on investments	(1,029)	-	2,491,862	1,485,565	64,792	3,862	25,889,242	8,806
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,017)	-	2,904,760	1,596,485	78,345	180,401	26,901,455	105,910

Equity transactions:
Purchase payments received from contract owners (note 3)	47,011	-	6,896	17,280	925	1,418	343,125,655	12,416,356
Transfers between funds	443	-	(151,341)	(65,976)	(370,390)	(960)	14,344,843	638,055
Redemptions	-	-	(1,102,274)	(590,226)	(269,057)	(34,272)	(1,440,996)	(54)
Annuity benefits	-	-	(734)	(641)	(1,466)	(1,401)	-	-
Contract maintenance charges (note 2)	-	-	(2,974)	(3,313)	(463)	(528)	(254,152)	-
Contingent deferred sales charges (note 2)	-	-	-	(147)	-	-	(15,258)	-
Adjustments to maintain reserves	52	-	641	542	887	820	132,590	(30)

Net equity transactions	47,506	-	(1,249,786)	(642,481)	(639,564)	(34,923)	355,892,682	13,054,327

Net change in contract owners’ equity	46,489	-	1,654,974	954,004	(561,219)	145,478	382,794,137	13,160,237
Contract owners’ equity beginning of period	-	-	10,717,811	9,763,807	1,957,169	1,811,691	13,160,237	-

Contract owners’ equity end of period	$46,489	-	12,372,785	10,717,811	1,395,950	1,957,169	395,954,374	13,160,237

CHANGES IN UNITS:
Beginning units	-	-	125,616	133,488	35,854	37,304	1,300,941	-
Units purchased	5,600	-	142	213	22,536	104,321	32,178,187	1,300,946
Units redeemed	(488)	-	(13,120)	(8,085)	(34,183)	(105,771)	(498,013)	(5)

Ending units	5,112	-	112,638	125,616	24,207	35,854	32,981,115	1,300,941

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AFGC		MLVGA3		CHSMM		DWVVLS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,432)	(1,282)	(704,864)	8,128	(104,494)	(121,636)	(288)	-
Realized gain (loss) on investments	7,558	15,531	480,806	876,600	-	-	15	-
Change in unrealized gain (loss) on investments	(71,289)	(36,013)	14,078,873	9,286,107	-	-	16,146	-
Reinvested capital gains	26,579	32,139	9,798,344	505,553	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,584)	10,375	23,653,159	10,676,388	(104,494)	(121,636)	15,873	-

Equity transactions:
Purchase payments received from contract owners (note 3)	189	243	82,385,180	32,521,177	2,836,160	4,508,129	208,814	-
Transfers between funds	(44,934)	(67,812)	6,940,473	(1,839,954)	(2,013,499)	(3,233,511)	1,022	-
Redemptions	(100,998)	(69,830)	(15,600,032)	(10,954,494)	(1,835,791)	(4,770,359)	-	-
Annuity benefits	(229)	(241)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(563)	(648)	(11,198)	(10,704)	(454)	(523)	-	-
Contingent deferred sales charges (note 2)	-	-	(61,059)	(46,330)	-	-	-	-
Adjustments to maintain reserves	151	160	(850)	(604)	31	37	(3)	-

Net equity transactions	(146,384)	(138,128)	73,652,514	19,669,091	(1,013,553)	(3,496,227)	209,833	-

Net change in contract owners’ equity	(187,968)	(127,753)	97,305,673	30,345,479	(1,118,047)	(3,617,863)	225,706	-
Contract owners’ equity beginning of period	1,095,748	1,223,501	154,015,464	123,669,985	10,825,869	14,443,732	-	-

Contract owners’ equity end of period	$907,780	1,095,748	251,321,137	154,015,464	9,707,822	10,825,869	225,706	-

CHANGES IN UNITS:
Beginning units	30,588	34,457	11,530,622	10,016,317	1,047,948	1,391,226	-	-
Units purchased	5	7	7,335,827	3,778,528	834,216	915,325	19,345	-
Units redeemed	(4,160)	(3,876)	(2,124,228)	(2,264,223)	(932,422)	(1,258,603)	(7)	-

Ending units	26,433	30,588	16,742,221	11,530,622	949,742	1,047,948	19,338	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DWVSVS		DSIF		DSIFS		DSRG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(24,022)	-	1,113,828	1,457,608	162,694	392,139	(29,513)	(207,312)
Realized gain (loss) on investments	11,101	-	9,910,408	8,840,652	(170,702)	(550,789)	2,926,256	2,295,367
Change in unrealized gain (loss) on investments	442,070	-	46,211,129	7,681,337	38,379,903	9,983,889	8,831,655	1,986,545
Reinvested capital gains	-	-	2,506,810	10,738,166	1,637,024	5,772,701	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	429,149	-	59,742,175	28,717,763	40,008,919	15,597,940	11,728,398	4,074,600

Equity transactions:
Purchase payments received from contract owners (note 3)	3,525,717	-	3,383,204	3,065,443	18,998,381	19,021,454	522,695	688,977
Transfers between funds	1,844,177	-	(1,345,935)	(1,571,346)	(2,905,774)	(3,519,032)	(524,461)	(191,678)
Redemptions	(103,744)	-	(29,323,740)	(31,854,859)	(12,547,913)	(13,537,724)	(5,203,285)	(5,313,891)
Annuity benefits	-	-	(64,468)	(61,740)	(9,216)	(35,545)	(3,065)	(2,701)
Contract maintenance charges (note 2)	(2,633)	-	(115,326)	(127,839)	(460,382)	(345,677)	(30,371)	(33,795)
Contingent deferred sales charges (note 2)	(259)	-	(16,713)	(22,120)	(48,911)	(68,980)	(2,364)	(7,779)
Adjustments to maintain reserves	(114)	-	1,352	136	(2,471)	(1,308)	164	154

Net equity transactions	5,263,144	-	(27,481,626)	(30,572,325)	3,023,714	1,513,188	(5,240,687)	(4,860,713)

Net change in contract owners’ equity	5,692,293	-	32,260,549	(1,854,562)	43,032,633	17,111,128	6,487,711	(786,113)
Contract owners’ equity beginning of period	-	-	209,124,239	210,978,801	131,126,647	114,015,519	38,328,044	39,114,157

Contract owners’ equity end of period	$5,692,293	-	241,384,788	209,124,239	174,159,280	131,126,647	44,815,755	38,328,044

CHANGES IN UNITS:
Beginning units	-	-	6,373,721	7,343,204	7,884,652	7,723,730	1,435,555	1,619,263
Units purchased	528,282	-	277,105	352,615	2,172,981	2,628,249	35,511	52,434
Units redeemed	(61,951)	-	(1,004,323)	(1,322,098)	(1,966,283)	(2,467,327)	(205,992)	(236,142)

Ending units	466,331	-	5,646,503	6,373,721	8,091,350	7,884,652	1,265,074	1,435,555

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ETVFR		FRESS2		GVGMNS		HVIE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,458	-	1,912	-	(33,335)	(1,312)	25,381	(640)
Realized gain (loss) on investments	(1)	-	(8)	-	94,586	46	130,038	(100,939)
Change in unrealized gain (loss) on investments	148	-	(12,851)	-	77,371	13,126	2,056,941	1,065,413
Reinvested capital gains	44	-	5,681	-	107,917	672	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,649	-	(5,266)	-	246,539	12,532	2,212,360	963,834

Equity transactions:
Purchase payments received from contract owners (note 3)	53,406	-	136,764	-	3,911,123	525,929	3,763,473	2,964,602
Transfers between funds	113,701	-	-	-	205,536	38,549	(481,022)	(77,278)
Redemptions	-	-	-	-	(310,482)	(5,842)	(243,977)	(559,480)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(173)	-	(86,813)	(53,651)
Contingent deferred sales charges (note 2)	-	-	-	-	(1,190)	(213)	(3,677)	(8,428)
Adjustments to maintain reserves	(5)	-	(4)	-	(80)	(19)	(2,099)	(12,722)

Net equity transactions	167,102	-	136,760	-	3,804,734	558,404	2,945,885	2,253,043

Net change in contract owners’ equity	168,751	-	131,494	-	4,051,273	570,936	5,158,245	3,216,877
Contract owners’ equity beginning of period	-	-	-	-	570,936	-	9,259,820	6,042,943

Contract owners’ equity end of period	$168,751	-	131,494	-	4,622,209	570,936	14,418,065	9,259,820

CHANGES IN UNITS:
Beginning units	-	-	-	-	55,968	-	917,015	672,762
Units purchased	16,659	-	14,671	-	464,144	57,507	508,846	486,457
Units redeemed	-	-	-	-	(113,937)	(1,539)	(245,885)	(242,204)

Ending units	16,659	-	14,671	-	406,175	55,968	1,179,976	917,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(388,658)	(275,887)	(44,237)	(7,713)	(310,757)	(235,579)	554	-
Realized gain (loss) on investments	2,725,402	282,761	208,939	(227)	758,259	(159,601)	-	-
Change in unrealized gain (loss) on investments	5,653,487	3,353,709	340,386	58,225	6,164,921	(336,503)	(963)	-
Reinvested capital gains	-	-	346,153	7,869	-	6,819	1,105	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,990,231	3,360,583	851,241	58,154	6,612,423	(724,864)	696	-

Equity transactions:
Purchase payments received from contract owners (note 3)	7,305,046	5,933,771	4,480,847	1,015,995	266,163	412,549	50,612	-
Transfers between funds	1,424,464	(87,207)	466,305	467,222	(2,383,083)	23,476,825	45	-
Redemptions	(1,708,809)	(660,379)	(141,614)	(14,181)	(2,213,082)	(1,677,803)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(209,718)	(113,462)	(13,725)	(1,207)	(111,876)	(73,943)	-	-
Contingent deferred sales charges (note 2)	(12,474)	(8,601)	(1,231)	(43)	(9,227)	(13,754)	-	-
Adjustments to maintain reserves	(592)	(308)	(287)	(45)	(697)	(778)	(3)	-

Net equity transactions	6,797,917	5,063,814	4,790,295	1,467,741	(4,451,802)	22,123,096	50,654	-

Net change in contract owners’ equity	14,788,148	8,424,397	5,641,536	1,525,895	2,160,621	21,398,232	51,350	-
Contract owners’ equity beginning of period	22,301,050	13,876,653	1,525,895	-	21,398,232	-	-	-

Contract owners’ equity end of period	$37,089,198	22,301,050	7,167,431	1,525,895	23,558,853	21,398,232	51,350	-

CHANGES IN UNITS:
Beginning units	1,678,205	1,261,261	153,532	-	2,201,353	-	-	-
Units purchased	1,392,881	1,124,800	598,210	157,701	201,402	2,554,821	5,179	-
Units redeemed	(921,884)	(707,856)	(180,304)	(4,169)	(600,453)	(353,468)	-	-

Ending units	2,149,202	1,678,205	571,438	153,532	1,802,302	2,201,353	5,179	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JPMMV1		JABS		JAMGS		JACAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(55,858)	(30,973)	69,225	133,562	(13)	-	(1,390,583)	(1,249,124)
Realized gain (loss) on investments	1,686,455	518,272	149,145	(143,799)	1	-	4,567,792	(162,263)
Change in unrealized gain (loss) on investments	1,652,493	934,965	1,191,795	446,216	892	-	34,285,389	25,949,401
Reinvested capital gains	131,580	-	516,142	817,709	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,414,670	1,422,264	1,926,307	1,253,688	880	-	37,462,598	24,538,014

Equity transactions:
Purchase payments received from contract owners (note 3)	921,795	228,612	210,806	36,509	9,311	-	15,364,826	14,847,992
Transfers between funds	3,150,496	3,530,039	(416,953)	860,490	-	-	(19,975,289)	2,891,518
Redemptions	(1,913,966)	(752,613)	(1,846,160)	(1,231,066)	-	-	(13,295,180)	(11,597,332)
Annuity benefits	-	-	(7,125)	-	-	-	-	-
Contract maintenance charges (note 2)	(3,987)	(3,007)	(862)	(912)	-	-	(672,673)	(560,583)
Contingent deferred sales charges (note 2)	(2,947)	(839)	(1,650)	(793)	-	-	(80,328)	(87,428)
Adjustments to maintain reserves	(89)	(106)	(10,964)	(108)	(2)	-	(1,544)	(1,361)

Net equity transactions	2,151,302	3,002,086	(2,072,908)	(335,880)	9,309	-	(18,660,188)	5,492,806

Net change in contract owners’ equity	5,565,972	4,424,350	(146,601)	917,808	10,189	-	18,802,410	30,030,820
Contract owners’ equity beginning of period	10,278,714	5,854,364	11,759,269	10,841,461	-	-	141,268,602	111,237,782

Contract owners’ equity end of period	$15,844,686	10,278,714	11,612,668	11,759,269	10,189	-	160,071,012	141,268,602

CHANGES IN UNITS:
Beginning units	597,636	404,489	637,267	655,718	-	-	8,531,781	8,157,179
Units purchased	370,462	318,277	44,723	101,324	836	-	1,659,468	2,927,685
Units redeemed	(262,057)	(125,130)	(153,722)	(119,775)	-	-	(2,662,455)	(2,553,083)

Ending units	706,041	597,636	528,268	637,267	836	-	7,528,794	8,531,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS		JAIGS		LZREMS		MIGSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(315,960)	(178,769)	1,213,360	(263,818)	532	-	(91,058)	(120,648)
Realized gain (loss) on investments	597,188	722,606	(2,069,784)	(2,758,370)	50	-	642,307	658,949
Change in unrealized gain (loss) on investments	6,050,615	(386,687)	9,834,302	(8,234,841)	(433)	-	1,229,361	312,080
Reinvested capital gains	-	-	-	9,366,961	237	-	248,547	437,026

Net increase (decrease) in contract owners’ equity resulting from operations	6,331,843	157,150	8,977,878	(1,890,068)	386	-	2,029,157	1,287,407

Equity transactions:
Purchase payments received from contract owners (note 3)	5,110,060	1,683,387	5,299,807	1,841,470	40,961	-	40,831	118,124
Transfers between funds	656,395	14,842,401	(7,585,908)	82,450,932	(498)	-	(248,098)	(434,498)
Redemptions	(2,155,791)	(1,110,909)	(10,227,262)	(6,933,784)	-	-	(1,726,890)	(2,206,573)
Annuity benefits	(511)	(449)	(13,857)	(11,180)	-	-	-	-
Contract maintenance charges (note 2)	(3,948)	(3,414)	(16,584)	(13,829)	-	-	(841)	(1,078)
Contingent deferred sales charges (note 2)	(7,338)	(1,980)	(52,971)	(30,108)	-	-	(874)	(3,605)
Adjustments to maintain reserves	(1,181)	(3,526)	(991)	(102,897)	(6)	-	(249)	(3,887)

Net equity transactions	3,597,686	15,405,510	(12,597,766)	77,200,604	40,457	-	(1,936,121)	(2,531,517)

Net change in contract owners’ equity	9,929,529	15,562,660	(3,619,888)	75,310,536	40,843	-	93,036	(1,244,110)
Contract owners’ equity beginning of period	17,318,486	1,755,826	80,449,978	5,139,442	-	-	8,220,030	9,464,140

Contract owners’ equity end of period	$27,248,015	17,318,486	76,830,090	80,449,978	40,843	-	8,313,066	8,220,030

CHANGES IN UNITS:
Beginning units	2,402,225	378,492	4,239,187	391,151	-	-	480,417	638,301
Units purchased	1,092,301	2,703,521	696,916	5,034,442	4,179	-	28,899	85,002
Units redeemed	(756,057)	(679,788)	(1,383,362)	(1,186,406)	(50)	-	(130,245)	(242,886)

Ending units	2,738,469	2,402,225	3,552,741	4,239,187	4,129	-	379,071	480,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MNDSC		MVUSC		MVFSC		MVIVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(246,926)	(11,114)	152	-	(2,113,899)	(750,140)	(131,537)	(54,039)
Realized gain (loss) on investments	641,061	(2,784)	1	-	19,077,934	21,454,078	1,612,253	826,506
Change in unrealized gain (loss) on investments	4,081,575	46,713	480	-	81,399,828	18,997,367	22,062,036	8,039,702
Reinvested capital gains	159,903	72,688	161	-	1,059,286	2,388,656	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,635,613	105,503	794	-	99,423,149	42,089,961	23,542,752	8,812,169

Equity transactions:
Purchase payments received from contract owners (note 3)	8,371,076	1,086,920	20,189	-	28,527,711	20,769,221	26,965,050	18,099,412
Transfers between funds	9,912,066	1,392,940	-	-	(11,372,458)	(29,136,073)	16,495,681	4,486,866
Redemptions	(1,501,842)	(31,399)	-	-	(36,940,464)	(40,523,464)	(4,529,997)	(3,003,388)
Annuity benefits	-	-	-	-	(12,343)	(6,559)	-	-
Contract maintenance charges (note 2)	(28,015)	(2,197)	-	-	(1,674,348)	(1,467,206)	(710,182)	(502,127)
Contingent deferred sales charges (note 2)	(1,288)	(73)	-	-	(153,372)	(213,614)	(31,438)	(32,725)
Adjustments to maintain reserves	(439)	(55)	(4)	-	(718)	(1,221)	(896)	(659)

Net equity transactions	16,751,558	2,446,136	20,185	-	(21,625,992)	(50,578,916)	38,188,218	19,047,379

Net change in contract owners’ equity	21,387,171	2,551,639	20,979	-	77,797,157	(8,488,955)	61,730,970	27,859,548
Contract owners’ equity beginning of period	2,551,639	-	-	-	308,714,664	317,203,619	77,870,623	50,011,075

Contract owners’ equity end of period	$23,938,810	2,551,639	20,979	-	386,511,821	308,714,664	139,601,593	77,870,623

CHANGES IN UNITS:
Beginning units	250,099	-	-	-	16,598,824	19,464,081	6,568,051	4,818,705
Units purchased	2,041,879	293,271	1,989	-	3,404,031	3,204,311	4,591,826	3,218,364
Units redeemed	(603,586)	(43,172)	-	-	(4,434,763)	(6,069,568)	(1,779,606)	(1,469,018)

Ending units	1,688,392	250,099	1,989	-	15,568,092	16,598,824	9,380,271	6,568,051

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVFI		MSVF2		MSEM		MSEMB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$29,524	47,324	321,627	548,234	78,587	53,000	23,229	13,471
Realized gain (loss) on investments	23,585	55,941	322,236	353,338	42,029	83,327	9,855	13,137
Change in unrealized gain (loss) on investments	(74,772)	8,816	(1,018,539)	535,842	(479,013)	399,647	(142,321)	124,714
Reinvested capital gains	-	-	-	-	36,234	-	11,213	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,663)	112,081	(374,676)	1,437,414	(322,163)	535,974	(98,024)	151,322

Equity transactions:
Purchase payments received from contract owners (note 3)	15,399	15,352	56,855	110,504	337	-	8,000	-
Transfers between funds	(136,517)	30,512	(709,138)	(83,468)	(146,216)	(55,969)	(83,396)	(36,747)
Redemptions	(133,801)	(329,097)	(1,871,482)	(2,756,267)	(394,339)	(663,484)	(66,145)	(123,745)
Annuity benefits	-	-	(7,383)	(7,711)	-	-	-	-
Contract maintenance charges (note 2)	(355)	(484)	(22,152)	(23,111)	(1,534)	(1,974)	(163)	(194)
Contingent deferred sales charges (note 2)	(307)	(63)	(3,606)	(10,791)	(46)	(191)	(11)	(69)
Adjustments to maintain reserves	(65)	(10)	(309)	(352)	(51)	(128)	(49)	(67)

Net equity transactions	(255,646)	(283,790)	(2,557,215)	(2,771,196)	(541,849)	(721,746)	(141,764)	(160,822)

Net change in contract owners’ equity	(277,309)	(171,709)	(2,931,891)	(1,333,782)	(864,012)	(185,772)	(239,788)	(9,500)
Contract owners’ equity beginning of period	1,420,643	1,592,352	18,558,710	19,892,492	3,393,878	3,579,650	1,006,127	1,015,627

Contract owners’ equity end of period	$1,143,334	1,420,643	15,626,819	18,558,710	2,529,866	3,393,878	766,339	1,006,127

CHANGES IN UNITS:
Beginning units	114,987	139,216	1,488,971	1,719,934	119,137	146,190	40,884	47,925
Units purchased	8,059	36,116	164,111	169,763	21	-	858	652
Units redeemed	(28,945)	(60,345)	(375,835)	(400,726)	(20,502)	(27,053)	(6,660)	(7,693)

Ending units	94,101	114,987	1,277,247	1,488,971	98,656	119,137	35,082	40,884

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VKVGR2		MSVRE		MSVREB		NVAMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,634	(205)	(121)	(181)	(21)	(40)	251,186	(199,091)
Realized gain (loss) on investments	4,230	15	1,565	1,327	12	1,393	1,956,272	721,869
Change in unrealized gain (loss) on investments	(7,673)	4,157	(1,166)	4,271	38	(832)	10,623,314	3,809,786
Reinvested capital gains	-	-	-	-	-	-	1,003,134	2,037,600

Net increase (decrease) in contract owners’ equity resulting from operations	(1,809)	3,967	278	5,417	29	521	13,833,906	6,370,164

Equity transactions:
Purchase payments received from contract owners (note 3)	36,361	-	184	(290)	(210)	(39,125)	901,161	707,015
Transfers between funds	(11,191)	55,729	(184)	116	242	39,208	(201,272)	(2,237,375)
Redemptions	(1,019)	-	-	-	(32)	-	(8,406,233)	(8,009,308)
Annuity benefits	-	-	(9,312)	(2,964)	(468)	(772)	(4,021)	(3,039)
Contract maintenance charges (note 2)	(1)	-	-	174	(1)	(2)	(21,562)	(23,606)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(9,289)	(12,827)
Adjustments to maintain reserves	(19)	(2)	3,808	(3,173)	2	39	530	305

Net equity transactions	24,131	55,727	(5,504)	(6,137)	(467)	(652)	(7,740,686)	(9,578,835)

Net change in contract owners’ equity	22,322	59,694	(5,226)	(720)	(438)	(131)	6,093,220	(3,208,671)
Contract owners’ equity beginning of period	59,694	-	34,359	35,079	4,814	4,945	48,932,258	52,140,929

Contract owners’ equity end of period	$82,016	59,694	29,133	34,359	4,376	4,814	55,025,478	48,932,258

CHANGES IN UNITS:
Beginning units	6,184	-	-	-	27	27	3,121,609	3,763,621
Units purchased	8,962	6,184	12	9	28	3,308	137,357	90,321
Units redeemed	(6,503)	-	(12)	(9)	(28)	(3,308)	(562,203)	(732,333)

Ending units	8,643	6,184	-	-	27	27	2,696,763	3,121,609

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$242,761	(1,107,937)	(9,878,200)	(8,338,498)	4,134,690	7,498,446	(1,879,078)	(862,120)
Realized gain (loss) on investments	5,051,318	1,648,201	10,231,221	2,290,785	357,522	1,371,324	304,128	(2,448,582)
Change in unrealized gain (loss) on investments	32,294,637	11,016,530	836,203,892	447,347,736	(61,671,830)	27,197,053	41,606,303	27,321,376
Reinvested capital gains	3,084,906	5,941,559	1,052,405	-	429,639	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,673,622	17,498,353	837,609,318	441,300,023	(56,749,979)	36,066,823	40,031,353	24,010,674

Equity transactions:
Purchase payments received from contract owners (note 3)	10,640,647	7,568,117	452,044,967	555,891,246	281,696,970	218,970,652	33,354,606	16,473,773
Transfers between funds	(5,213,674)	(13,306,562)	88,656,793	(794,538)	165,847,527	52,628,071	(3,093,553)	(3,349,337)
Redemptions	(17,238,167)	(15,656,987)	(225,531,992)	(162,680,418)	(107,438,108)	(86,431,007)	(11,052,750)	(10,357,687)
Annuity benefits	(20,571)	(17,994)	(7,475)	(3,539)	(36,367)	(34,683)	(8,048)	(7,605)
Contract maintenance charges (note 2)	(624,230)	(519,924)	(39,268,844)	(31,014,092)	(11,181,264)	(8,552,540)	(767,570)	(623,287)
Contingent deferred sales charges (note 2)	(75,006)	(102,646)	(2,111,203)	(1,925,134)	(716,442)	(702,188)	(70,403)	(92,408)
Adjustments to maintain reserves	(1,523)	(2,308)	(207)	(3,790)	(1,285)	(2,749)	5,512	(919)

Net equity transactions	(12,532,524)	(22,038,304)	273,782,039	359,469,735	328,171,031	175,875,556	18,367,794	2,042,530

Net change in contract owners’ equity	28,141,098	(4,539,951)	1,111,391,357	800,769,758	271,421,052	211,942,379	58,399,147	26,053,204
Contract owners’ equity beginning of period	142,802,133	147,342,084	3,804,147,397	3,003,377,639	1,236,578,634	1,024,636,255	142,585,146	116,531,942

Contract owners’ equity end of period	$170,943,231	142,802,133	4,915,538,754	3,804,147,397	1,507,999,686	1,236,578,634	200,984,293	142,585,146

CHANGES IN UNITS:
Beginning units	9,244,748	10,757,342	331,857,633	298,878,335	106,649,138	91,572,178	11,903,007	11,697,772
Units purchased	1,659,063	1,096,504	62,015,267	64,730,700	49,887,834	30,111,228	3,895,861	2,742,837
Units redeemed	(2,371,831)	(2,609,098)	(41,077,499)	(31,751,402)	(21,518,707)	(15,034,268)	(2,537,367)	(2,537,602)

Ending units	8,531,980	9,244,748	352,795,401	331,857,633	135,018,265	106,649,138	13,261,501	11,903,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGR2		GVAGI2		HIBF		HIBF3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,242,229)	(2,891,341)	(7,846,368)	(6,605,075)	257,166	392,123	4,234,895	6,458,219
Realized gain (loss) on investments	(1,392,479)	(6,153,775)	18,777,719	(861,974)	(153,370)	(184,587)	3,857,490	854,689
Change in unrealized gain (loss) on investments	69,808,562	40,496,020	383,090,590	166,394,063	200,290	585,028	(3,372,155)	3,950,323
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,173,854	31,450,904	394,021,941	158,927,014	304,086	792,564	4,720,230	11,263,231

Equity transactions:
Purchase payments received from contract owners (note 3)	55,861,759	25,867,731	328,793,812	229,516,424	(115)	29	8,351,250	9,123,520
Transfers between funds	(10,169,335)	(15,951,353)	(132,755,812)	(42,981,040)	(202,153)	(302,180)	(16,457,087)	(5,804,309)
Redemptions	(19,440,978)	(16,607,631)	(110,562,160)	(83,952,247)	(1,007,410)	(1,280,655)	(9,944,098)	(10,697,689)
Annuity benefits	(5,601)	(4,750)	(6,175)	(2,114)	(311)	(305)	(1,797)	(10,309)
Contract maintenance charges (note 2)	(1,043,726)	(887,303)	(11,612,915)	(8,657,851)	(721)	(979)	(5,492)	(6,897)
Contingent deferred sales charges (note 2)	(100,222)	(134,622)	(731,503)	(701,559)	(374)	(468)	(18,770)	(56,633)
Adjustments to maintain reserves	(1,294)	(956)	(1,386)	(3,843)	(65)	(264)	(677)	(788)

Net equity transactions	25,100,603	(7,718,884)	73,123,861	93,217,770	(1,211,149)	(1,584,822)	(18,076,671)	(7,453,105)

Net change in contract owners’ equity	90,274,457	23,732,020	467,145,802	252,144,784	(907,063)	(792,258)	(13,356,441)	3,810,126
Contract owners’ equity beginning of period	226,797,687	203,065,667	1,257,445,364	1,005,300,580	6,046,751	6,839,009	101,012,332	97,202,206

Contract owners’ equity end of period	$317,072,144	226,797,687	1,724,591,166	1,257,445,364	5,139,688	6,046,751	87,655,891	101,012,332

CHANGES IN UNITS:
Beginning units	21,178,621	21,925,386	135,436,985	125,082,554	317,408	405,899	6,661,716	7,233,930
Units purchased	6,301,206	4,106,547	41,035,996	32,142,445	657	25,324	2,557,270	4,079,407
Units redeemed	(4,247,872)	(4,853,312)	(35,093,106)	(21,788,014)	(62,381)	(113,815)	(3,719,262)	(4,651,621)

Ending units	23,231,955	21,178,621	141,379,875	135,436,985	255,684	317,408	5,499,724	6,661,716

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GEM		GEM2		GEM3		GEM6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(225)	(1,917)	(5,217)	(14,700)	(49,868)	(204,875)	(313,805)	(661,084)
Realized gain (loss) on investments	1,547	(55,685)	(33,438)	(245,677)	307,112	(1,521,297)	1,213,668	(112,087)
Change in unrealized gain (loss) on investments	(2,075)	100,996	24,363	437,185	(550,033)	5,076,471	(1,437,303)	7,071,298
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(753)	43,394	(14,292)	176,808	(292,789)	3,350,299	(537,440)	6,298,127

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(49)	473,963	526,430	12,304,571	8,201,646
Transfers between funds	68,304	(20,766)	(44,791)	(82,436)	(2,797,407)	(1,443,011)	(2,748,187)	(303,727)
Redemptions	(27,089)	(109,494)	(103,410)	(278,702)	(3,087,204)	(3,680,267)	(5,113,543)	(5,713,863)
Annuity benefits	(558)	(552)	-	-	(7,362)	(2,519)	(2,357)	(1,942)
Contract maintenance charges (note 2)	(105)	(112)	(281)	(325)	(8,769)	(11,372)	(5,154)	(6,353)
Contingent deferred sales charges (note 2)	-	(1)	(10)	(163)	(5,453)	(4,444)	(17,636)	(46,339)
Adjustments to maintain reserves	(253)	(311)	(34)	(47)	2,820	(2,146)	(754)	(1,320)

Net equity transactions	40,299	(131,236)	(148,526)	(361,722)	(5,429,412)	(4,617,329)	4,416,940	2,128,102

Net change in contract owners’ equity	39,546	(87,842)	(162,818)	(184,914)	(5,722,201)	(1,267,030)	3,879,500	8,426,229
Contract owners’ equity beginning of period	209,526	297,368	1,087,434	1,272,348	22,205,647	23,472,677	52,314,937	43,888,708

Contract owners’ equity end of period	$249,072	209,526	924,616	1,087,434	16,483,446	22,205,647	56,194,437	52,314,937

CHANGES IN UNITS:
Beginning units	8,617	14,503	32,659	44,117	878,960	1,075,051	2,705,132	2,598,477
Units purchased	6,957	-	-	284	99,272	146,794	1,218,199	1,061,571
Units redeemed	(1,208)	(5,886)	(4,554)	(11,742)	(322,134)	(342,885)	(970,178)	(954,916)

Ending units	14,366	8,617	28,105	32,659	656,098	878,960	2,953,153	2,705,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG		GIG3		NVIE6		NVNMO1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(227)	(160)	(198,553)	(131,392)	(265,362)	(243,715)	(270,888)	44,582
Realized gain (loss) on investments	1,577	1,059	1,151,908	796,615	856,710	851,907	3,100,663	1,080,857
Change in unrealized gain (loss) on investments	8,943	4,074	2,684,448	2,629,444	3,345,706	2,479,899	21,948,594	4,089,975
Reinvested capital gains	-	-	-	-	-	-	3,368,774	5,060,113

Net increase (decrease) in contract owners’ equity resulting from operations	10,293	4,973	3,637,803	3,294,667	3,937,054	3,088,091	28,147,143	10,275,527

Equity transactions:
Purchase payments received from contract owners (note 3)	56,408	(1)	372,376	338,218	3,144,175	2,125,460	820,469	891,891
Transfers between funds	(764)	3	(575,205)	(822,168)	(288,273)	(2,473,355)	(359,220)	(3,073,354)
Redemptions	(2,297)	(2,680)	(3,502,036)	(3,685,324)	(1,644,743)	(2,193,911)	(10,085,648)	(10,231,572)
Annuity benefits	-	-	(4,709)	(6,662)	-	-	(10,256)	(26,271)
Contract maintenance charges (note 2)	(27)	(28)	(9,660)	(11,280)	(126,503)	(114,906)	(35,831)	(37,938)
Contingent deferred sales charges (note 2)	-	-	(3,498)	(2,895)	(11,000)	(27,879)	(3,816)	(6,764)
Adjustments to maintain reserves	(46)	2	(6,139)	(669)	(546)	(500)	1,009	(241)

Net equity transactions	53,274	(2,704)	(3,728,871)	(4,190,780)	1,073,110	(2,685,091)	(9,673,293)	(12,484,249)

Net change in contract owners’ equity	63,567	2,269	(91,068)	(896,113)	5,010,164	403,000	18,473,850	(2,208,722)
Contract owners’ equity beginning of period	38,015	35,746	24,478,912	25,375,025	24,533,603	24,130,603	70,487,265	72,695,987

Contract owners’ equity end of period	$101,582	38,015	24,387,844	24,478,912	29,543,767	24,533,603	88,961,115	70,487,265

CHANGES IN UNITS:
Beginning units	3,168	3,386	1,277,738	1,510,544	3,157,577	3,528,777	7,916,101	9,418,341
Units purchased	5,412	-	34,433	39,976	867,070	637,277	451,250	177,927
Units redeemed	(244)	(218)	(216,769)	(272,782)	(736,063)	(1,008,477)	(1,329,271)	(1,680,167)

Ending units	8,336	3,168	1,095,402	1,277,738	3,288,584	3,157,577	7,038,080	7,916,101

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(217,238)	(39,904)	(12,787)	(548)	(1,620,160)	(1,118,682)	(106,615)	(152,909)
Realized gain (loss) on investments	1,174,613	(455,722)	217,622	7,638	8,279,074	3,158,170	1,095,950	243,862
Change in unrealized gain (loss) on investments	8,335,590	2,125,262	699,071	199,359	44,612,301	13,354,018	6,397,680	2,194,034
Reinvested capital gains	1,441,113	1,691,067	-	-	-	-	870,113	1,042,883

Net increase (decrease) in contract owners’ equity resulting from operations	10,734,078	3,320,703	903,906	206,449	51,271,215	15,393,506	8,257,128	3,327,870

Equity transactions:
Purchase payments received from contract owners (note 3)	2,956,992	4,044,040	184,872	271,583	6,907,233	4,920,646	12,436,169	4,663,127
Transfers between funds	954,184	(5,594,507)	585,572	171,156	(9,038,284)	(18,555,862)	1,529,630	(821,390)
Redemptions	(1,785,782)	(1,089,967)	(268,877)	(367,735)	(21,691,893)	(23,426,724)	(5,071,473)	(1,493,504)
Annuity benefits	-	-	-	-	(6,555)	(2,866)	-	-
Contract maintenance charges (note 2)	(200,966)	(169,882)	(1,098)	(1,150)	(751,996)	(748,295)	(3,756)	(4,180)
Contingent deferred sales charges (note 2)	(15,317)	(11,239)	(579)	(1,692)	(107,582)	(133,120)	(28,945)	(17,022)
Adjustments to maintain reserves	(584)	(426)	(73)	(65)	(307)	(1,047)	(298)	(264)

Net equity transactions	1,908,527	(2,821,981)	499,817	72,097	(24,689,384)	(37,947,268)	8,861,327	2,326,767

Net change in contract owners’ equity	12,642,605	498,722	1,403,723	278,546	26,581,831	(22,553,762)	17,118,455	5,654,637
Contract owners’ equity beginning of period	24,154,968	23,656,246	2,387,237	2,108,691	152,403,119	174,956,881	28,162,711	22,508,074

Contract owners’ equity end of period	$36,797,573	24,154,968	3,790,960	2,387,237	178,984,950	152,403,119	45,281,166	28,162,711

CHANGES IN UNITS:
Beginning units	2,768,451	3,122,319	234,137	227,602	15,266,456	19,248,367	2,931,734	2,675,730
Units purchased	1,706,303	750,979	191,742	67,491	2,908,543	2,627,837	1,777,959	660,100
Units redeemed	(1,487,403)	(1,104,847)	(154,296)	(60,956)	(5,044,214)	(6,609,748)	(1,001,360)	(404,096)

Ending units	2,987,351	2,768,451	271,583	234,137	13,130,785	15,266,456	3,708,333	2,931,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,950,030	(694,551)	1,198,870	(4,348,829)	1,277,114	2,445,058	3,945,715	(1,534,125)
Realized gain (loss) on investments	4,075,094	931,324	20,706,640	1,903,568	9,223,433	7,877,727	5,146,672	1,264,985
Change in unrealized gain (loss) on investments	166,116,441	104,996,734	374,973,405	217,317,898	2,142,758	16,786,044	308,281,833	174,246,357
Reinvested capital gains	38,377,324	18,208,571	76,079,358	33,278,540	11,557,662	9,671,320	64,898,963	33,776,138

Net increase (decrease) in contract owners’ equity resulting from operations	211,518,889	123,442,078	472,958,273	248,151,177	24,200,967	36,780,149	382,273,183	207,753,355

Equity transactions:
Purchase payments received from contract owners (note 3)	322,091,395	305,604,539	91,646,044	284,605,039	97,636,457	128,728,941	358,969,982	295,118,909
Transfers between funds	(14,371,945)	(10,096,718)	54,730,284	(27,496,657)	(85,749,712)	60,099,790	16,790,228	(17,371,631)
Redemptions	(124,515,141)	(105,099,933)	(80,050,061)	(56,642,630)	(53,003,467)	(39,168,728)	(98,600,078)	(81,479,867)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15,071,262)	(11,329,322)	(27,081,457)	(22,726,905)	(7,295,056)	(6,015,007)	(23,404,140)	(19,769,111)
Contingent deferred sales charges (note 2)	(864,871)	(896,257)	(1,036,355)	(1,074,108)	(583,882)	(789,576)	(1,134,181)	(1,429,635)
Adjustments to maintain reserves	(1,166)	(1,146)	(1,085)	151	(889)	(680)	(1,696)	(1,086)

Net equity transactions	167,267,010	178,181,163	38,207,370	176,664,890	(48,996,549)	142,854,740	252,620,115	175,067,579

Net change in contract owners’ equity	378,785,899	301,623,241	511,165,643	424,816,067	(24,795,582)	179,634,889	634,893,298	382,820,934
Contract owners’ equity beginning of period	1,561,559,296	1,259,936,055	2,418,598,441	1,993,782,374	761,069,541	581,434,652	2,246,273,889	1,863,452,955

Contract owners’ equity end of period	$1,940,345,195	1,561,559,296	2,929,764,084	2,418,598,441	736,273,959	761,069,541	2,881,167,187	2,246,273,889

CHANGES IN UNITS:
Beginning units	145,128,586	128,328,881	233,768,591	215,720,584	67,968,499	54,984,947	212,166,284	194,824,445
Units purchased	40,492,172	38,695,997	17,803,307	35,891,174	17,149,770	27,849,330	42,906,460	36,303,091
Units redeemed	(26,410,875)	(21,896,292)	(14,463,633)	(17,843,167)	(21,497,456)	(14,865,778)	(20,505,985)	(18,961,252)

Ending units	159,209,883	145,128,586	237,108,265	233,768,591	63,620,813	67,968,499	234,566,759	212,166,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(614,970)	(1,630,908)	1,920,682	1,253,216	21,552	61,908	809,960	1,121,341
Realized gain (loss) on investments	21,939,837	2,992,692	10,364,249	1,394,135	20,174	59,181	1,578,539	3,220,408
Change in unrealized gain (loss) on investments	39,571,554	32,114,038	42,004,293	35,932,206	(177,322)	44,851	(7,867,022)	1,968,847
Reinvested capital gains	16,755,205	9,486,110	16,216,497	12,080,603	25,848	20,878	1,172,463	791,448

Net increase (decrease) in contract owners’ equity resulting from operations	77,651,626	42,961,932	70,505,721	50,660,160	(109,748)	186,818	(4,306,060)	7,102,044

Equity transactions:
Purchase payments received from contract owners (note 3)	28,834,701	13,248,220	105,311,415	141,556,880	34,348	141,307	7,137,891	7,013,416
Transfers between funds	(14,429,598)	(5,418,477)	(29,068,116)	12,539,130	(376,476)	819,191	2,506,537	2,743,856
Redemptions	(53,566,208)	(22,393,673)	(35,901,260)	(32,077,247)	(536,412)	(619,450)	(14,175,679)	(24,390,445)
Annuity benefits	-	-	(9,686)	-	-	-	(7,009)	(2,224)
Contract maintenance charges (note 2)	(2,097,125)	(2,094,689)	(7,129,959)	(5,691,151)	(853)	(1,043)	(494,674)	(505,107)
Contingent deferred sales charges (note 2)	(173,142)	(150,041)	(397,898)	(490,489)	(1,429)	(578)	(59,901)	(113,843)
Adjustments to maintain reserves	(716)	(558)	(482)	(838)	(46)	(52)	(1,091)	(922)

Net equity transactions	(41,432,088)	(16,809,218)	32,804,014	115,836,285	(880,868)	339,375	(5,093,926)	(15,255,269)

Net change in contract owners’ equity	36,219,538	26,152,714	103,309,735	166,496,445	(990,616)	526,193	(9,399,986)	(8,153,225)
Contract owners’ equity beginning of period	369,237,595	343,084,881	723,179,275	556,682,830	3,289,537	2,763,344	119,408,505	127,561,730

Contract owners’ equity end of period	$405,457,133	369,237,595	826,489,010	723,179,275	2,298,921	3,289,537	110,008,519	119,408,505

CHANGES IN UNITS:
Beginning units	36,890,388	38,634,829	65,866,801	54,955,819	263,240	235,110	9,816,211	11,130,478
Units purchased	6,136,201	2,607,358	13,198,941	17,896,066	77,840	166,150	2,313,571	3,784,767
Units redeemed	(9,998,388)	(4,351,799)	(10,422,727)	(6,985,084)	(151,008)	(138,020)	(2,757,411)	(5,099,034)

Ending units	33,028,201	36,890,388	68,643,015	65,866,801	190,072	263,240	9,372,371	9,816,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLCP2		TRF		TRF2		GBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$58,510	279,997	(31,828)	56,106	(990,787)	(966,450)	1,180,058	2,154,657
Realized gain (loss) on investments	183,148	597,281	3,205,948	219,120	7,066,711	1,917,002	(4,448,056)	3,564,812
Change in unrealized gain (loss) on investments	(3,026,690)	712,067	29,966,606	14,628,968	32,748,740	17,355,660	(19,824,332)	(12,227,239)
Reinvested capital gains	1,032,030	883,698	-	-	-	-	3,774,184	12,510,903

Net increase (decrease) in contract owners’ equity resulting from operations	(1,753,002)	2,473,043	33,140,726	14,904,194	38,824,664	18,306,212	(19,318,146)	6,003,133

Equity transactions:
Purchase payments received from contract owners (note 3)	6,571,751	7,150,138	1,452,780	1,365,258	3,647,592	3,074,134	10,231,676	15,209,610
Transfers between funds	149,119	2,126,964	(1,505,311)	(2,409,616)	(9,988,532)	(15,514,929)	(2,886,217)	3,539,091
Redemptions	(3,009,953)	(3,573,589)	(16,439,106)	(17,861,217)	(21,843,158)	(23,698,491)	(49,915,208)	(62,025,466)
Annuity benefits	-	-	(68,900)	(52,117)	(5,008)	(1,991)	(24,283)	(20,244)
Contract maintenance charges (note 2)	(308,915)	(261,967)	(83,309)	(91,462)	(615,149)	(623,028)	(1,063,931)	(1,113,852)
Contingent deferred sales charges (note 2)	(18,012)	(31,128)	(5,617)	(9,038)	(99,930)	(137,206)	(167,967)	(262,521)
Adjustments to maintain reserves	(547)	(490)	18,807	(38,864)	(481)	(1,020)	(93)	(70)

Net equity transactions	3,383,443	5,409,928	(16,630,656)	(19,097,056)	(28,904,666)	(36,902,531)	(43,826,023)	(44,673,452)

Net change in contract owners’ equity	1,630,441	7,882,971	16,510,070	(4,192,862)	9,919,998	(18,596,319)	(63,144,169)	(38,670,319)
Contract owners’ equity beginning of period	48,657,773	40,774,802	119,769,050	123,961,912	148,920,590	167,516,909	368,510,740	407,181,059

Contract owners’ equity end of period	$50,288,214	48,657,773	136,279,120	119,769,050	158,840,588	148,920,590	305,366,571	368,510,740

CHANGES IN UNITS:
Beginning units	3,683,753	3,256,827	2,096,623	2,459,013	9,811,244	12,416,055	22,621,715	25,298,375
Units purchased	1,180,426	1,464,689	38,235	30,884	1,033,041	1,340,895	5,643,291	7,765,453
Units redeemed	(919,263)	(1,037,763)	(299,469)	(393,274)	(2,742,257)	(3,945,706)	(8,210,310)	(10,442,113)

Ending units	3,944,916	3,683,753	1,835,389	2,096,623	8,102,028	9,811,244	20,054,696	22,621,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CAF		CAF2		GVIX8		GVIDA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(223,760)	(263,051)	(175,207)	(109,462)	381,290	187,558	(567,842)	(1,046,585)
Realized gain (loss) on investments	2,735,912	2,511,788	885,970	263,424	458,755	683,249	(11,494,309)	(20,460,551)
Change in unrealized gain (loss) on investments	5,910,351	1,680,857	6,764,634	1,293,160	3,698,239	2,110,133	63,244,804	54,304,973
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,422,503	3,929,594	7,475,397	1,447,122	4,538,284	2,980,940	51,182,653	32,797,837

Equity transactions:
Purchase payments received from contract owners (note 3)	649,735	832,102	8,682,256	8,400,120	7,647,946	1,800,028	11,518,233	7,299,542
Transfers between funds	(809,564)	224,888	(11,698)	3,799,569	1,658,893	(2,399,959)	(4,732,314)	(12,755,664)
Redemptions	(4,084,927)	(4,552,509)	(743,922)	(442,822)	(1,480,400)	(1,064,430)	(54,480,804)	(62,022,844)
Annuity benefits	(4,122)	(21,484)	-	-	-	-	(20,996)	(20,626)
Contract maintenance charges (note 2)	(26,234)	(29,426)	(206,139)	(113,766)	(94,335)	(78,279)	(36,810)	(47,813)
Contingent deferred sales charges (note 2)	(977)	(4,134)	(7,338)	(6,191)	(9,638)	(5,105)	(86,733)	(154,314)
Adjustments to maintain reserves	402	1,640	(414)	(286)	(564)	(421)	610	514

Net equity transactions	(4,275,687)	(3,548,923)	7,712,745	11,636,624	7,721,902	(1,748,166)	(47,838,814)	(67,701,205)

Net change in contract owners’ equity	4,146,816	380,671	15,188,142	13,083,746	12,260,186	1,232,774	3,343,839	(34,903,368)
Contract owners’ equity beginning of period	32,195,800	31,815,129	23,350,674	10,266,928	20,283,307	19,050,533	229,389,373	264,292,741

Contract owners’ equity end of period	$36,342,616	32,195,800	38,538,816	23,350,674	32,543,493	20,283,307	232,733,212	229,389,373

CHANGES IN UNITS:
Beginning units	1,556,489	1,730,666	2,300,514	1,133,015	2,316,939	2,533,356	12,793,695	16,836,607
Units purchased	39,125	116,583	1,286,149	1,601,830	1,442,782	598,836	1,594,424	2,816,095
Units redeemed	(223,874)	(290,760)	(606,591)	(434,331)	(638,711)	(815,253)	(3,991,159)	(6,859,007)

Ending units	1,371,740	1,556,489	2,980,072	2,300,514	3,121,010	2,316,939	10,396,960	12,793,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,232,168	2,806,650	3,644,209	3,446,468	1,493,927	2,411,848	4,034,040	1,031,380
Realized gain (loss) on investments	2,185,469	816,706	9,321,882	8,137,343	7,107,584	18,247	11,964,272	476,528
Change in unrealized gain (loss) on investments	82,777,928	32,818,918	182,261,572	79,591,523	2,751,459	9,664,365	348,297,316	210,082,299
Reinvested capital gains	8,256,324	6,606,231	19,732,678	13,157,136	10,375,117	8,323,406	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,451,889	43,048,505	214,960,341	104,332,470	21,728,087	20,417,866	364,295,628	211,590,207

Equity transactions:
Purchase payments received from contract owners (note 3)	247,414,093	212,722,775	61,212,142	211,290,678	83,482,597	134,085,096	284,295,285	215,033,838
Transfers between funds	12,212,086	16,484,249	34,778,146	(5,341,671)	(17,228,242)	58,791,548	(6,580,057)	(28,611,651)
Redemptions	(37,109,984)	(30,211,093)	(28,552,558)	(21,714,871)	(67,742,399)	(54,250,761)	(263,704,911)	(301,137,174)
Annuity benefits	-	-	-	-	(11,591)	(11,627)	(104,019)	(113,054)
Contract maintenance charges (note 2)	(7,698,160)	(5,108,071)	(14,290,387)	(11,354,282)	(6,040,452)	(4,745,432)	(16,046,645)	(13,869,457)
Contingent deferred sales charges (note 2)	(474,632)	(481,129)	(440,261)	(566,068)	(744,318)	(682,683)	(1,027,922)	(1,684,233)
Adjustments to maintain reserves	(881)	(713)	(544)	(723)	(893)	(853)	(752)	(1,034)

Net equity transactions	214,342,522	193,406,018	52,706,538	172,313,063	(8,285,298)	133,185,288	(3,169,021)	(130,382,765)

Net change in contract owners’ equity	310,794,411	236,454,523	267,666,879	276,645,533	13,442,789	153,603,154	361,126,607	81,207,442
Contract owners’ equity beginning of period	725,544,444	489,089,921	1,182,944,342	906,298,809	672,178,632	518,575,478	2,444,000,990	2,362,793,548

Contract owners’ equity end of period	$1,036,338,855	725,544,444	1,450,611,221	1,182,944,342	685,621,421	672,178,632	2,805,127,597	2,444,000,990

CHANGES IN UNITS:
Beginning units	54,359,537	39,506,703	82,215,483	69,667,022	50,903,848	40,657,415	155,508,138	163,597,374
Units purchased	21,624,561	21,729,282	9,093,441	19,767,966	15,032,910	20,937,992	30,209,511	29,003,377
Units redeemed	(6,516,637)	(6,876,448)	(5,675,429)	(7,219,505)	(15,675,088)	(10,691,559)	(29,955,056)	(37,092,613)

Ending units	69,467,461	54,359,537	85,633,495	82,215,483	50,261,670	50,903,848	155,762,593	155,508,138

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA		GVDMC		MCIF		SAM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(384,928)	(1,546,814)	1,421,339	651,506	(410,225)	(400,638)	(9,526,813)	(9,685,921)
Realized gain (loss) on investments	3,147,074	(26,211,464)	3,206,608	375,493	1,385,769	243,373	-	(318)
Change in unrealized gain (loss) on investments	215,946,893	167,505,085	54,108,601	43,380,593	28,255,830	8,126,493	-	-
Reinvested capital gains	-	-	10,241,697	3,269,186	3,139,647	6,960,670	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	218,709,039	139,746,807	68,978,245	47,676,778	32,371,021	14,929,898	(9,526,813)	(9,686,239)

Equity transactions:
Purchase payments received from contract owners (note 3)	42,233,587	16,822,585	98,468,182	110,990,931	16,050,164	7,980,266	215,193,806	247,207,814
Transfers between funds	(47,142,995)	(36,487,977)	(25,500,751)	2,410,839	(5,295,212)	(3,968,613)	92,501,936	143,621,124
Redemptions	(223,472,867)	(188,240,199)	(88,828,435)	(117,582,496)	(12,026,235)	(11,285,361)	(346,859,803)	(363,582,711)
Annuity benefits	(5,053)	-	(74,848)	(113,564)	(15,185)	(12,234)	(81,947)	(80,486)
Contract maintenance charges (note 2)	(4,327,301)	(4,411,971)	(5,408,355)	(4,287,001)	(343,703)	(279,370)	(1,579,480)	(1,353,438)
Contingent deferred sales charges (note 2)	(514,099)	(927,560)	(530,759)	(485,575)	(27,604)	(45,828)	(426,416)	(724,115)
Adjustments to maintain reserves	(42,136)	(1,238)	356	(200)	(704)	(1,286)	2,431	(4,731)

Net equity transactions	(233,270,864)	(213,246,360)	(21,874,610)	(9,067,066)	(1,658,479)	(7,612,426)	(41,249,473)	25,083,457

Net change in contract owners’ equity	(14,561,825)	(73,499,553)	47,103,635	38,609,712	30,712,542	7,317,472	(50,776,286)	15,397,218
Contract owners’ equity beginning of period	1,179,694,762	1,253,194,315	794,945,065	756,335,353	105,732,887	98,415,415	669,951,653	654,554,435

Contract owners’ equity end of period	$1,165,132,937	1,179,694,762	842,048,700	794,945,065	136,445,429	105,732,887	619,175,367	669,951,653

CHANGES IN UNITS:
Beginning units	67,732,226	80,738,644	54,508,202	55,287,171	4,886,268	5,247,331	55,839,551	52,755,926
Units purchased	10,395,702	6,643,515	12,243,873	16,927,413	1,279,981	982,475	89,949,596	88,452,722
Units redeemed	(22,899,186)	(19,649,933)	(13,816,001)	(17,706,382)	(1,359,546)	(1,343,538)	(93,965,995)	(85,369,097)

Ending units	55,228,742	67,732,226	52,936,074	54,508,202	4,806,703	4,886,268	51,823,152	55,839,551

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMIG3		NVMIG6		GVDIV2		GVDIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(38,471)	(258,014)	(1,073,553)	(2,284,042)	3,043	(7,395)	43,404	(50,869)
Realized gain (loss) on investments	1,651,681	1,008,551	8,188,246	(665,733)	(50,857)	(88,011)	(45,030)	(1,786,790)
Change in unrealized gain (loss) on investments	4,480,393	3,750,451	21,276,909	24,196,475	136,627	173,798	906,213	2,568,680
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,093,603	4,500,988	28,391,602	21,246,700	88,813	78,392	904,587	731,021

Equity transactions:
Purchase payments received from contract owners (note 3)	521,622	420,785	4,916,851	3,926,052	-	-	205,183	105,052
Transfers between funds	(820,925)	(643,468)	(7,524,019)	(7,824,811)	-	(9,598)	(222,419)	(343,400)
Redemptions	(4,479,631)	(4,474,976)	(21,852,449)	(22,111,170)	(86,340)	(110,913)	(795,867)	(863,101)
Annuity benefits	(7,120)	(1,447)	(2,875)	(533)	-	-	-	-
Contract maintenance charges (note 2)	(14,741)	(16,835)	(752,829)	(750,029)	(48)	(67)	(1,868)	(2,249)
Contingent deferred sales charges (note 2)	(2,030)	(7,701)	(107,512)	(139,744)	(1)	(53)	(1,150)	(1,527)
Adjustments to maintain reserves	(199)	(124)	(604)	(1,210)	(29)	(70)	(94)	(96)

Net equity transactions	(4,803,024)	(4,723,766)	(25,323,437)	(26,901,445)	(86,418)	(120,701)	(816,215)	(1,105,321)

Net change in contract owners’ equity	1,290,579	(222,778)	3,068,165	(5,654,745)	2,395	(42,309)	88,372	(374,300)
Contract owners’ equity beginning of period	33,602,313	33,825,091	161,277,024	166,931,769	517,528	559,837	5,067,035	5,441,335

Contract owners’ equity end of period	$34,892,892	33,602,313	164,345,189	161,277,024	519,923	517,528	5,155,407	5,067,035

CHANGES IN UNITS:
Beginning units	3,566,046	4,100,818	17,611,397	20,747,296	35,976	44,925	334,802	415,870
Units purchased	72,266	88,356	2,506,966	2,422,511	-	425	30,053	53,493
Units redeemed	(549,780)	(623,128)	(5,092,855)	(5,558,410)	(5,671)	(9,374)	(80,509)	(134,561)

Ending units	3,088,532	3,566,046	15,025,508	17,611,397	30,305	35,976	284,346	334,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV6		NVMLG1		NVMLG2		NVMLV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$477,965	(803,675)	(55,639)	(88,025)	(1,314,223)	(1,647,331)	3,365	(2,249)
Realized gain (loss) on investments	496,957	(1,621,650)	628,432	478,611	7,953,860	10,212,445	347,603	8,918
Change in unrealized gain (loss) on investments	10,330,848	10,141,540	1,555,286	772,743	17,856,229	4,614,926	597,484	494,137
Reinvested capital gains	-	-	727,199	241,936	8,372,121	2,775,096	205,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,305,770	7,716,215	2,855,278	1,405,265	32,867,987	15,955,136	1,153,715	500,806

Equity transactions:
Purchase payments received from contract owners (note 3)	4,594,960	4,269,453	242,336	229,409	8,659,496	5,869,224	77,937	139,821
Transfers between funds	(4,469,670)	327,690	373,589	37,223	(4,500,155)	(12,733,860)	1,025,148	(51,211)
Redemptions	(4,253,607)	(4,090,384)	(1,425,747)	(2,233,461)	(15,239,081)	(15,764,758)	(641,691)	(684,859)
Annuity benefits	(1,218)	(1,050)	(1,915)	(1,684)	(13,112)	(9,851)	-	-
Contract maintenance charges (note 2)	(415,596)	(364,470)	(5,050)	(5,699)	(420,515)	(382,863)	(1,448)	(1,490)
Contingent deferred sales charges (note 2)	(24,676)	(43,242)	(3,007)	(5,128)	(59,343)	(93,358)	(1,040)	(2,261)
Adjustments to maintain reserves	(852)	(649)	173	115	(1,251)	(1,693)	(79)	(92)

Net equity transactions	(4,570,659)	97,348	(819,621)	(1,979,225)	(11,573,961)	(23,117,159)	458,827	(600,092)

Net change in contract owners’ equity	6,735,111	7,813,563	2,035,657	(573,960)	21,294,026	(7,162,023)	1,612,542	(99,286)
Contract owners’ equity beginning of period	60,210,704	52,397,141	9,193,097	9,767,057	106,379,141	113,541,164	3,208,201	3,307,487

Contract owners’ equity end of period	$66,945,815	60,210,704	11,228,754	9,193,097	127,673,167	106,379,141	4,820,743	3,208,201

CHANGES IN UNITS:
Beginning units	5,926,599	5,935,093	904,873	1,104,279	10,753,793	13,148,749	284,923	341,497
Units purchased	1,010,250	1,399,547	196,058	226,740	2,135,881	2,148,673	172,007	60,859
Units redeemed	(1,402,858)	(1,408,041)	(269,828)	(426,146)	(3,147,038)	(4,543,629)	(136,448)	(117,433)

Ending units	5,533,991	5,926,599	831,103	904,873	9,742,636	10,753,793	320,482	284,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLV2		NVMMG1		NVMMG2		NVMMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(175,528)	(183,059)	(2,514,259)	(2,413,910)	(2,060,024)	(2,131,153)	41	-
Realized gain (loss) on investments	2,597,079	1,297,709	11,119,281	9,404,126	12,582,195	13,105,734	1	-
Change in unrealized gain (loss) on investments	10,501,690	5,455,285	37,480,023	(722,039)	19,591,119	(6,661,320)	258	-
Reinvested capital gains	2,857,534	-	13,715,129	16,720,810	9,235,792	11,722,621	162	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,780,775	6,569,935	59,800,174	22,988,987	39,349,082	16,035,882	462	-

Equity transactions:
Purchase payments received from contract owners (note 3)	10,206,456	6,125,770	1,944,092	1,721,916	4,899,027	4,282,164	3,500	-
Transfers between funds	(715,869)	(774,225)	(4,118,396)	(3,461,781)	(10,747,040)	(12,045,990)	(53)	-
Redemptions	(6,001,839)	(4,841,114)	(22,846,176)	(24,082,215)	(16,135,056)	(16,695,985)	-	-
Annuity benefits	-	-	(24,199)	(18,919)	(3,565)	(1,887)	-	-
Contract maintenance charges (note 2)	(234,449)	(192,343)	(102,833)	(113,893)	(526,312)	(526,136)	-	-
Contingent deferred sales charges (note 2)	(22,018)	(30,502)	(6,301)	(13,338)	(70,606)	(110,421)	-	-
Adjustments to maintain reserves	(856)	(736)	5,725	2,621	(1,218)	(1,168)	(4)	-

Net equity transactions	3,231,425	286,850	(25,148,088)	(25,965,609)	(22,584,770)	(25,099,423)	3,443	-

Net change in contract owners’ equity	19,012,200	6,856,785	34,652,086	(2,976,622)	16,764,312	(9,063,541)	3,905	-
Contract owners’ equity beginning of period	48,453,793	41,597,008	172,642,345	175,618,967	118,955,827	128,019,368	-	-

Contract owners’ equity end of period	$67,465,993	48,453,793	207,294,431	172,642,345	135,720,139	118,955,827	3,905	-

CHANGES IN UNITS:
Beginning units	5,175,853	5,145,247	16,471,475	18,999,885	11,668,408	14,187,931	-	-
Units purchased	1,853,462	1,679,692	235,016	283,823	1,635,440	2,021,104	334	-
Units redeemed	(1,605,378)	(1,649,086)	(2,285,078)	(2,812,233)	(3,566,426)	(4,540,627)	(5)	-

Ending units	5,423,937	5,175,853	14,421,413	16,471,475	9,737,422	11,668,408	329	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCGF		SCGF2		SCVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(882,704)	(1,056,464)	(86,942)	(82,739)	(327,584)	(324,660)	(192,896)	(165,604)
Realized gain (loss) on investments	15,813,550	10,553,001	344,030	652,842	931,547	802,811	888,031	(545,140)
Change in unrealized gain (loss) on investments	53,762,384	1,342,795	1,727,694	165,087	5,304,918	1,785,088	11,375,974	6,292,987
Reinvested capital gains	12,969,050	25,062,241	375,867	-	1,202,349	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	81,662,280	35,901,573	2,360,649	735,190	7,111,230	2,263,239	12,071,109	5,582,243

Equity transactions:
Purchase payments received from contract owners (note 3)	6,893,216	4,234,157	264,629	181,600	3,242,452	1,911,308	704,531	527,312
Transfers between funds	(8,193,614)	(13,770,357)	(707,959)	396,118	(1,181,868)	(5,403,078)	2,036,332	(380,914)
Redemptions	(35,672,300)	(33,865,349)	(869,566)	(981,136)	(2,121,269)	(2,387,846)	(5,958,128)	(4,530,168)
Annuity benefits	(3,682)	(505)	(2,479)	(2,070)	(1,545)	(1,109)	(10,224)	(8,268)
Contract maintenance charges (note 2)	(562,248)	(558,458)	(2,582)	(2,867)	(53,206)	(46,867)	(14,615)	(15,238)
Contingent deferred sales charges (note 2)	(76,477)	(103,260)	(2,556)	(2,751)	(12,073)	(42,866)	(7,111)	(3,889)
Adjustments to maintain reserves	(874)	(1,233)	(138)	(128)	(663)	(941)	1,482	1,001

Net equity transactions	(37,615,979)	(44,065,005)	(1,320,651)	(411,234)	(128,172)	(5,971,399)	(3,247,733)	(4,410,164)

Net change in contract owners’ equity	44,046,301	(8,163,432)	1,039,998	323,956	6,983,058	(3,708,160)	8,823,376	1,172,079
Contract owners’ equity beginning of period	257,002,857	265,166,289	6,608,778	6,284,822	17,492,863	21,201,023	32,310,444	31,138,365

Contract owners’ equity end of period	$301,049,158	257,002,857	7,648,776	6,608,778	24,475,921	17,492,863	41,133,820	32,310,444

CHANGES IN UNITS:
Beginning units	22,970,709	27,202,766	896,886	954,853	1,133,372	1,534,116	1,335,920	1,530,375
Units purchased	2,542,787	1,519,420	162,307	338,711	482,851	473,384	192,481	128,432
Units redeemed	(5,416,495)	(5,751,477)	(329,808)	(396,678)	(491,557)	(874,128)	(301,335)	(322,887)

Ending units	20,097,001	22,970,709	729,385	896,886	1,124,666	1,133,372	1,227,066	1,335,920

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCVF2		SCF		SCF2		MSBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(270,565)	(217,883)	(934,389)	(864,919)	(648,748)	(619,855)	3,501,054	1,651,587
Realized gain (loss) on investments	4,709,387	2,227,739	58,965	(2,785,306)	4,214,308	(737,870)	2,941,631	344,774
Change in unrealized gain (loss) on investments	5,126,121	1,717,976	26,470,463	13,197,879	12,116,439	6,780,262	(11,224,554)	13,494,479
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,564,943	3,727,832	25,595,039	9,547,654	15,681,999	5,422,537	(4,781,869)	15,490,840

Equity transactions:
Purchase payments received from contract owners (note 3)	5,099,390	1,686,343	1,125,233	909,614	3,524,388	1,804,025	22,803,618	17,588,431
Transfers between funds	2,286,531	(1,339,193)	(1,533,820)	(1,981,428)	(4,736,453)	(484,709)	14,072,143	11,047,855
Redemptions	(3,483,108)	(2,487,009)	(10,422,877)	(9,413,807)	(5,907,865)	(4,909,752)	(13,245,947)	(11,808,683)
Annuity benefits	(337)	(256)	(18,147)	(11,887)	(5,100)	(10,092)	(1,795)	(1,825)
Contract maintenance charges (note 2)	(63,558)	(46,544)	(33,859)	(36,762)	(98,695)	(87,353)	(1,138,439)	(933,007)
Contingent deferred sales charges (note 2)	(12,600)	(12,997)	(7,787)	(8,118)	(28,736)	(21,685)	(73,459)	(93,043)
Adjustments to maintain reserves	(534)	(689)	703	(8,814)	(482)	(660)	(791)	(809)

Net equity transactions	3,825,784	(2,200,345)	(10,890,554)	(10,551,202)	(7,252,943)	(3,710,226)	22,415,330	15,798,919

Net change in contract owners’ equity	13,390,727	1,527,487	14,704,485	(1,003,548)	8,429,056	1,712,311	17,633,461	31,289,759
Contract owners’ equity beginning of period	23,536,373	22,008,886	70,655,033	71,658,581	43,231,251	41,518,940	169,652,062	138,362,303

Contract owners’ equity end of period	$36,927,100	23,536,373	85,359,518	70,655,033	51,660,307	43,231,251	187,285,523	169,652,062

CHANGES IN UNITS:
Beginning units	1,031,471	1,135,796	1,793,384	2,073,053	2,003,112	2,180,295	10,834,509	9,793,974
Units purchased	644,489	283,004	55,137	34,528	377,098	307,616	4,174,434	4,039,425
Units redeemed	(504,726)	(387,329)	(277,879)	(314,197)	(644,848)	(484,799)	(2,747,640)	(2,998,890)

Ending units	1,171,234	1,031,471	1,570,642	1,793,384	1,735,362	2,003,112	12,261,303	10,834,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(344,783)	(180,245)	(1,985,008)	(2,234,019)	(2,386,287)	(2,654,156)	490,340	1,778,889
Realized gain (loss) on investments	205,999	275,802	13,659,202	5,426,399	11,098,516	4,448,290	6,615,865	316,105
Change in unrealized gain (loss) on investments	(1,169,640)	1,269,933	93,705,547	51,052,517	60,547,793	34,803,766	32,625,894	32,274,962
Reinvested capital gains	74,607	-	-	-	-	-	2,321,659	3,970,267

Net increase (decrease) in contract owners’ equity resulting from operations	(1,233,817)	1,365,490	105,379,741	54,244,897	69,260,022	36,597,900	42,053,758	38,340,223

Equity transactions:
Purchase payments received from contract owners (note 3)	22,069,512	12,162,082	4,512,072	4,303,351	7,184,728	5,738,421	13,820,987	14,620,907
Transfers between funds	9,496,112	3,420,041	(9,092,842)	(11,129,356)	(11,701,855)	(12,673,243)	(19,077,264)	(6,132,659)
Redemptions	(8,542,123)	(7,875,069)	(47,404,079)	(48,009,010)	(36,535,415)	(34,449,963)	(23,979,032)	(23,434,554)
Annuity benefits	(13,201)	(18,755)	(76,151)	(96,074)	(50,121)	(50,508)	(4,823)	(2,091)
Contract maintenance charges (note 2)	(412,572)	(349,012)	(155,154)	(174,969)	(248,796)	(232,256)	(1,627,060)	(1,454,744)
Contingent deferred sales charges (note 2)	(52,678)	(46,924)	(31,297)	(58,412)	(99,271)	(160,072)	(148,592)	(175,032)
Adjustments to maintain reserves	(898)	(775)	11,639	4,687	(1,660)	(3,692)	(843)	(1,243)

Net equity transactions	22,544,152	7,291,588	(52,235,812)	(55,159,783)	(41,452,390)	(41,831,313)	(31,016,627)	(16,579,416)

Net change in contract owners’ equity	21,310,335	8,657,078	53,143,929	(914,886)	27,807,632	(5,233,413)	11,037,131	21,760,807
Contract owners’ equity beginning of period	78,202,557	69,545,479	328,921,462	329,836,348	224,500,151	229,733,564	244,219,406	222,458,599

Contract owners’ equity end of period	$99,512,892	78,202,557	382,065,391	328,921,462	252,307,783	224,500,151	255,256,537	244,219,406

CHANGES IN UNITS:
Beginning units	7,363,429	6,676,235	20,923,729	24,571,339	14,521,525	17,340,176	17,866,204	19,166,748
Units purchased	5,027,590	3,062,881	398,115	578,567	1,472,739	1,738,695	3,282,504	3,513,317
Units redeemed	(2,884,079)	(2,375,687)	(3,307,076)	(4,226,177)	(3,846,798)	(4,557,346)	(5,377,013)	(4,813,861)

Ending units	9,506,940	7,363,429	18,014,768	20,923,729	12,147,466	14,521,525	15,771,695	17,866,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	EIF		EIF2		NVRE1		NVRE2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(184)	-	(2,455,142)	(796,164)	40,710	(205,336)	(187,379)	(482,335)
Realized gain (loss) on investments	44	-	11,034,670	6,274,561	4,314,416	4,460,378	4,501,549	6,052,878
Change in unrealized gain (loss) on investments	14,682	-	34,795,596	14,279,807	(7,343,843)	(1,475,127)	(8,917,361)	(3,499,416)
Reinvested capital gains	-	-	-	-	4,251,930	6,061,151	5,319,244	6,699,271

Net increase (decrease) in contract owners’ equity resulting from operations	14,542	-	43,375,124	19,758,204	1,263,213	8,841,066	716,053	8,770,398

Equity transactions:
Purchase payments received from contract owners (note 3)	112,532	-	16,945,188	9,130,537	810,235	1,187,157	13,614,803	7,583,595
Transfers between funds	68,385	-	(473,094)	(11,425,457)	(4,082,111)	262,303	(766,798)	(1,381,989)
Redemptions	(433)	-	(15,355,045)	(11,767,011)	(7,391,599)	(9,805,662)	(10,410,138)	(8,993,774)
Annuity benefits	-	-	(3,133)	(8,052)	(1,715)	(1,456)	(4,591)	(3,729)
Contract maintenance charges (note 2)	-	-	(810,502)	(689,678)	(23,168)	(27,533)	(7,079)	(8,771)
Contingent deferred sales charges (note 2)	-	-	(78,201)	(89,755)	(9,107)	(10,757)	(38,214)	(43,949)
Adjustments to maintain reserves	12	-	(1,204)	(1,461)	(56)	(112)	(760)	(750)

Net equity transactions	180,496	-	224,009	(14,850,877)	(10,697,521)	(8,396,060)	2,387,223	(2,849,367)

Net change in contract owners’ equity	195,038	-	43,599,133	4,907,327	(9,434,308)	445,006	3,103,276	5,921,031
Contract owners’ equity beginning of period	-	-	133,200,453	128,293,126	64,686,915	64,241,909	69,637,524	63,716,493

Contract owners’ equity end of period	$195,038	-	176,799,586	133,200,453	55,252,607	64,686,915	72,740,800	69,637,524

CHANGES IN UNITS:
Beginning units	-	-	7,739,216	8,681,768	5,802,593	6,584,064	6,374,471	6,645,388
Units purchased	16,317	-	2,261,456	1,131,390	303,386	731,661	2,730,415	2,648,867
Units redeemed	(39)	-	(2,305,753)	(2,073,942)	(1,232,100)	(1,513,132)	(2,518,785)	(2,919,784)

Ending units	16,278	-	7,694,919	7,739,216	4,873,879	5,802,593	6,586,101	6,374,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLM2		NCPG2		NCPGI2		IDPG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$109	-	2,323,260	-	1,088,418	-	1,347,511	-
Realized gain (loss) on investments	1	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	1,281	-	7,081,125	-	2,327,503	-	4,086,980	-
Reinvested capital gains	124	-	1,772,943	-	797,309	-	133,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,515	-	11,177,328	-	4,213,230	-	5,567,549	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,000	-	203,266,604	-	94,468,194	-	116,906,207	-
Transfers between funds	-	-	8,336,632	-	1,888,064	-	2,014,734	-
Redemptions	-	-	(340,228)	-	(222,209)	-	(141,852)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,500)	-	(3,332)	-	(2,646)	-
Contingent deferred sales charges (note 2)	-	-	(5,064)	-	(4,179)	-	(1,908)	-
Adjustments to maintain reserves	(5)	-	(77)	-	(89)	-	(61)	-

Net equity transactions	21,995	-	211,249,367	-	96,126,449	-	118,774,474	-

Net change in contract owners’ equity	23,510	-	222,426,695	-	100,339,679	-	124,342,023	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$23,510	-	222,426,695	-	100,339,679	-	124,342,023	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,099	-	20,492,498	-	9,382,465	-	11,641,549	-
Units redeemed	-	-	(176,364)	-	(99,457)	-	(57,184)	-

Ending units	2,099	-	20,316,134	-	9,283,008	-	11,584,365	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDPGI2		NVSIX2		GVEX2		NOTB4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$772,647	-	58,956	-	482,024	-	(13,103)	(145)
Realized gain (loss) on investments	112	-	38,927	-	4,632	-	15,344	2
Change in unrealized gain (loss) on investments	2,007,421	-	619,805	-	2,577,644	-	109,985	450
Reinvested capital gains	214,369	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,994,549	-	717,688	-	3,064,300	-	112,226	307

Equity transactions:
Purchase payments received from contract owners (note 3)	69,884,199	-	6,135,626	-	30,585,994	-	5,452,418	283,740
Transfers between funds	35,583	-	2,381,476	-	10,376,117	-	(83,566)	-
Redemptions	(325,416)	-	(161,162)	-	(312,974)	-	(418,616)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(134)	-	(1,741)	-	(11,486)	-	(7)	-
Contingent deferred sales charges (note 2)	(5,597)	-	(97)	-	(21)	-	(18,381)	-
Adjustments to maintain reserves	(58)	-	(75)	-	(155)	-	(44)	2

Net equity transactions	69,588,577	-	8,354,027	-	40,637,475	-	4,931,804	283,742

Net change in contract owners’ equity	72,583,126	-	9,071,715	-	43,701,775	-	5,044,030	284,049
Contract owners’ equity beginning of period	-	-	-	-	-	-	284,049	-

Contract owners’ equity end of period	$72,583,126	-	9,071,715	-	43,701,775	-	5,328,079	284,049

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	28,003	-
Units purchased	6,934,103	-	814,374	-	3,996,319	-	542,655	28,003
Units redeemed	(116,432)	-	(91,109)	-	(252,516)	-	(73,731)	-

Ending units	6,817,671	-	723,265	-	3,743,803	-	496,927	28,003

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTG4		NOTMG4		PMVRA		ALVBWB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,924)	(69)	(4,354)	(37)	467	-	7,446	1,618
Realized gain (loss) on investments	4,373	1	8,130	1	(114)	-	2,549	67
Change in unrealized gain (loss) on investments	300,359	(401)	97,246	(93)	(1,168)	-	39,020	10,826
Reinvested capital gains	-	-	-	-	237	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	300,808	(469)	101,022	(129)	(578)	-	49,015	12,511

Equity transactions:
Purchase payments received from contract owners (note 3)	4,260,262	151,863	2,059,702	77,187	31,338	-	226,213	134,459
Transfers between funds	19,314	-	10,973	-	(15)	-	(17,061)	(133)
Redemptions	(42,904)	-	(103,923)	-	-	-	(3,056)	(2,803)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	-	(2)	-	-	-	(1,273)	(327)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	8	(3)	(1)	1	(5)	-	(5)	(9)

Net equity transactions	4,236,677	151,860	1,966,749	77,188	31,318	-	204,818	131,187

Net change in contract owners’ equity	4,537,485	151,391	2,067,771	77,059	30,740	-	253,833	143,698
Contract owners’ equity beginning of period	151,391	-	77,059	-	-	-	187,865	44,167

Contract owners’ equity end of period	$4,688,876	151,391	2,144,830	77,059	30,740	-	441,698	187,865

CHANGES IN UNITS:
Beginning units	14,748	-	7,494	-	-	-	18,205	4,833
Units purchased	391,628	14,748	191,904	7,494	3,925	-	20,746	13,706
Units redeemed	(4,257)	-	(9,825)	-	(493)	-	(1,991)	(334)

Ending units	402,119	14,748	189,573	7,494	3,432	-	36,960	18,205

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVGIB		ALVSVA		ALVSVB		ACVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(22,168)	(8,815)	(29)	-	(889,537)	(730,529)	87,569	252,988
Realized gain (loss) on investments	(190,779)	(310,389)	(39)	-	3,921,331	3,472,786	415,270	128,344
Change in unrealized gain (loss) on investments	2,071,226	1,267,722	10,870	-	15,160,210	4,018,458	3,973,488	3,027,234
Reinvested capital gains	-	-	1,144	-	4,214,868	1,808,592	693,126	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,858,279	948,518	11,946	-	22,406,872	8,569,307	5,169,453	3,408,566

Equity transactions:
Purchase payments received from contract owners (note 3)	295,406	63,680	103,810	-	15,243,980	8,658,428	500,195	442,668
Transfers between funds	(261,058)	(238,510)	61,350	-	(1,698,711)	(3,206,421)	589,431	2,356,265
Redemptions	(991,460)	(1,132,303)	-	-	(5,269,269)	(4,534,107)	(4,969,209)	(5,155,224)
Annuity benefits	-	-	-	-	-	-	(28,009)	(26,147)
Contract maintenance charges (note 2)	(495)	(606)	-	-	(421,878)	(344,787)	(16,876)	(19,120)
Contingent deferred sales charges (note 2)	(478)	(667)	-	-	(37,431)	(50,738)	(1,050)	(2,129)
Adjustments to maintain reserves	(238)	(212)	(6)	-	(1,161)	(672)	934	700

Net equity transactions	(958,323)	(1,308,618)	165,154	-	7,815,530	521,703	(3,924,584)	(2,402,987)

Net change in contract owners’ equity	899,956	(360,100)	177,100	-	30,222,402	9,091,010	1,244,869	1,005,579
Contract owners’ equity beginning of period	6,194,505	6,554,605	-	-	62,525,958	53,434,948	34,580,967	33,575,388

Contract owners’ equity end of period	$7,094,461	6,194,505	177,100	-	92,748,360	62,525,958	35,825,836	34,580,967

CHANGES IN UNITS:
Beginning units	367,311	449,878	-	-	2,682,273	2,665,187	1,270,811	1,363,531
Units purchased	31,701	17,455	14,511	-	1,205,136	845,808	111,643	158,379
Units redeemed	(81,146)	(100,022)	(131)	-	(939,695)	(828,722)	(246,067)	(251,099)

Ending units	317,866	367,311	14,380	-	2,947,714	2,682,273	1,136,387	1,270,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,023)	(1,149)	140,102	109,156	26,874	19,145	258,712	2,456,166
Realized gain (loss) on investments	7,064	11,931	329,490	(207,264)	(76,345)	(129,365)	1,368,550	2,599,188
Change in unrealized gain (loss) on investments	9,931	(3,694)	4,046,987	1,920,003	1,388,392	666,102	(39,040,641)	3,966,549
Reinvested capital gains	2,877	5,294	-	-	-	-	9,696,989	6,029,123

Net increase (decrease) in contract owners’ equity resulting from operations	18,849	12,382	4,516,579	1,821,895	1,338,921	555,882	(27,716,390)	15,051,026

Equity transactions:
Purchase payments received from contract owners (note 3)	(8)	(167)	203,172	215,317	3,596	34,265	30,189,624	34,390,441
Transfers between funds	44	(89)	744,090	(441,930)	170,274	(47,247)	(9,809,471)	8,560,480
Redemptions	(22)	(16,691)	(2,470,989)	(1,779,451)	(634,758)	(705,230)	(23,426,692)	(25,327,881)
Annuity benefits	(15,628)	(14,894)	(5,134)	(4,392)	-	-	(7,565)	(20,317)
Contract maintenance charges (note 2)	(14)	284	(7,753)	(8,185)	(620)	(744)	(1,494,189)	(1,302,626)
Contingent deferred sales charges (note 2)	-	-	(1,990)	(1,587)	(70)	(344)	(129,754)	(139,466)
Adjustments to maintain reserves	5,862	874	(93)	(115)	(35)	(179)	(54)	(2,637)

Net equity transactions	(9,766)	(30,683)	(1,538,697)	(2,020,343)	(461,613)	(719,479)	(4,678,101)	16,157,994

Net change in contract owners’ equity	9,083	(18,301)	2,977,882	(198,448)	877,308	(163,597)	(32,394,491)	31,209,020
Contract owners’ equity beginning of period	71,829	90,130	14,041,073	14,239,521	4,322,744	4,486,341	280,157,619	248,948,599

Contract owners’ equity end of period	$80,912	71,829	17,018,955	14,041,073	5,200,052	4,322,744	247,763,128	280,157,619

CHANGES IN UNITS:
Beginning units	-	-	1,072,863	1,231,796	266,974	311,018	18,958,776	17,822,531
Units purchased	10	9	191,999	90,005	34,519	26,461	5,712,368	6,220,656
Units redeemed	(10)	(9)	(294,704)	(248,938)	(58,987)	(70,505)	(6,062,814)	(5,084,411)

Ending units	-	-	970,158	1,072,863	242,506	266,974	18,608,330	18,958,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVI		ACVI3		ACVMV1		ACVMV2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$52	(59)	-	(1)	(9,522)	51,925	(444,685)	228,614
Realized gain (loss) on investments	183	(761)	11	16	421,820	346,443	5,624,579	2,379,004
Change in unrealized gain (loss) on investments	1,816	3,194	(5)	7	1,616,082	201,214	15,750,274	3,403,599
Reinvested capital gains	-	-	-	-	120,903	387,583	1,331,582	3,920,363

Net increase (decrease) in contract owners’ equity resulting from operations	2,051	2,374	6	22	2,149,283	987,165	22,261,750	9,931,580

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(37)	-	-	409,404	228,135	13,280,203	10,447,724
Transfers between funds	-	46	-	2	1,075,889	(43,046)	(6,752,828)	(2,918,193)
Redemptions	(742)	-	-	-	(1,196,747)	(726,541)	(6,462,741)	(5,092,553)
Annuity benefits	(1,661)	(7,154)	(99)	(94)	(773)	(656)	(36)	(37)
Contract maintenance charges (note 2)	-	(10)	-	(3)	(2,805)	(2,647)	(520,431)	(411,922)
Contingent deferred sales charges (note 2)	-	1	-	-	(3,055)	(1,162)	(39,952)	(48,980)
Adjustments to maintain reserves	(63)	702	1	1	(80)	(63)	(919)	(810)

Net equity transactions	(2,466)	(6,452)	(98)	(94)	281,833	(545,980)	(496,704)	1,975,229

Net change in contract owners’ equity	(415)	(4,078)	(92)	(72)	2,431,116	441,185	21,765,046	11,906,809
Contract owners’ equity beginning of period	11,786	15,864	92	164	7,280,300	6,839,115	80,532,667	68,625,858

Contract owners’ equity end of period	$11,371	11,786	-	92	9,711,416	7,280,300	102,297,713	80,532,667

CHANGES IN UNITS:
Beginning units	-	-	-	-	537,946	580,082	5,121,977	4,998,981
Units purchased	-	1	-	-	172,541	149,808	1,375,988	1,305,989
Units redeemed	-	(1)	-	-	(151,242)	(191,944)	(1,415,366)	(1,182,993)

Ending units	-	-	-	-	559,245	537,946	5,082,599	5,121,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVU2		ACVVS1		DVSCS		DCAP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(29)	(47)	(67)	(455,022)	(901,834)	217,701	861,777
Realized gain (loss) on investments	-	1,983	1,970	557	7,695,353	7,509,240	878,967	785,181
Change in unrealized gain (loss) on investments	-	(1,235)	(1,120)	279	23,308,750	1,100,457	5,195,130	1,435,033
Reinvested capital gains	-	-	-	-	1,313,691	2,917,328	86,023	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	719	803	769	31,862,772	10,625,191	6,377,821	3,081,991

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(138)	126	5,864,022	7,923,579	593,485	643,284
Transfers between funds	-	-	138	(129)	(930,240)	(6,258,432)	(1,905,508)	3,741,571
Redemptions	-	-	-	-	(9,898,214)	(8,107,080)	(4,816,237)	(4,799,723)
Annuity benefits	-	(5,712)	(3,481)	(478)	(374)	(313)	(8,270)	(7,749)
Contract maintenance charges (note 2)	-	-	-	3	(297,173)	(256,742)	(13,688)	(15,502)
Contingent deferred sales charges (note 2)	-	-	-	-	(34,740)	(50,049)	(3,041)	(5,738)
Adjustments to maintain reserves	-	(12)	1,293	(1,588)	(1,247)	(1,382)	2,390	2,107

Net equity transactions	-	(5,724)	(2,188)	(2,066)	(5,297,966)	(6,750,419)	(6,150,869)	(441,750)

Net change in contract owners’ equity	-	(5,005)	(1,385)	(1,297)	26,564,806	3,874,772	226,952	2,640,241
Contract owners’ equity beginning of period	-	5,005	4,070	5,367	84,000,339	80,125,567	35,715,680	33,075,439

Contract owners’ equity end of period	$-	-	2,685	4,070	110,565,145	84,000,339	35,942,632	35,715,680

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,907,331	4,193,254	1,973,392	1,991,035
Units purchased	-	-	28	25	1,069,491	987,109	179,692	519,877
Units redeemed	-	-	(28)	(25)	(1,256,894)	(1,273,032)	(491,226)	(537,520)

Ending units	-	-	-	-	3,719,928	3,907,331	1,661,858	1,973,392

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DCAPS		DVDLS		DGI		FCA2S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$211,272	1,628,192	(18,296)	(20,991)	(61,279)	11,807	(10,214)	(18,528)
Realized gain (loss) on investments	6,331,715	2,132,194	430,368	125,010	438,477	272,642	53,204	(6,920)
Change in unrealized gain (loss) on investments	13,225,345	3,769,940	87,478	163,956	3,869,004	1,724,328	108,268	64,439
Reinvested capital gains	272,433	-	-	-	-	-	27,994	90,844

Net increase (decrease) in contract owners’ equity resulting from operations	20,040,765	7,530,326	499,550	267,975	4,246,202	2,008,777	179,252	129,835

Equity transactions:
Purchase payments received from contract owners (note 3)	14,269,608	19,707,743	2,890	5,477	236,576	171,784	9,745	19,902
Transfers between funds	(11,025,994)	2,687,388	(22,165)	(417,783)	(150,916)	(114,815)	(30,509)	(27,208)
Redemptions	(6,733,803)	(7,013,643)	(338,827)	(359,585)	(1,859,833)	(1,766,161)	(185,953)	(415,740)
Annuity benefits	-	-	(157)	(112)	(1,534)	(1,039)	-	-
Contract maintenance charges (note 2)	(674,402)	(530,592)	(206)	(300)	(8,148)	(8,740)	(162)	(249)
Contingent deferred sales charges (note 2)	(31,029)	(66,541)	(30)	(1,271)	(366)	(1,758)	(151)	(34)
Adjustments to maintain reserves	(989)	(751)	(74)	(79)	11	(41)	(100)	(73)

Net equity transactions	(4,196,609)	14,783,604	(358,569)	(773,653)	(1,784,210)	(1,720,770)	(207,130)	(423,402)

Net change in contract owners’ equity	15,844,156	22,313,930	140,981	(505,678)	2,461,992	288,007	(27,878)	(293,567)
Contract owners’ equity beginning of period	105,436,097	83,122,167	1,188,734	1,694,412	13,030,420	12,742,413	1,322,091	1,615,658

Contract owners’ equity end of period	$121,280,253	105,436,097	1,329,715	1,188,734	15,492,412	13,030,420	1,294,213	1,322,091

CHANGES IN UNITS:
Beginning units	6,144,933	5,240,577	86,233	146,781	861,337	981,613	90,443	119,610
Units purchased	1,482,408	3,005,542	53,820	48,602	32,254	43,860	5,763	2,324
Units redeemed	(1,659,608)	(2,101,186)	(73,118)	(109,150)	(134,995)	(164,136)	(18,703)	(31,491)

Ending units	5,967,733	6,144,933	66,935	86,233	758,596	861,337	77,503	90,443

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FQBS		FEIP		FVSS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$318,139	303,594	875,529	966,412	3,847,321	5,610,995	(74,591)	(106,526)
Realized gain (loss) on investments	388,099	115,862	62,056	322,937	(2,254,315)	5,118,528	773,237	(327,900)
Change in unrealized gain (loss) on investments	(749,372)	468,008	(1,211,431)	1,740,874	57,857,545	17,134,098	1,544,660	2,502,330
Reinvested capital gains	-	-	-	-	22,745,866	21,013,230	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,134)	887,464	(273,846)	3,030,223	82,196,417	48,876,851	2,243,306	2,067,904

Equity transactions:
Purchase payments received from contract owners (note 3)	187,641	178,719	328,694	360,517	4,271,495	4,115,420	38,372	105,320
Transfers between funds	(572,859)	726,570	(904,350)	(18,568)	(5,514,330)	(3,541,812)	(562,305)	(202,142)
Redemptions	(1,546,348)	(1,480,896)	(5,925,040)	(7,404,108)	(45,847,088)	(47,017,486)	(1,824,675)	(1,994,978)
Annuity benefits	-	-	-	-	(76,361)	(147,869)	(3,525)	(2,459)
Contract maintenance charges (note 2)	(3,422)	(4,222)	(12,792)	(14,704)	(160,651)	(175,351)	(1,250)	(1,654)
Contingent deferred sales charges (note 2)	(1,907)	(1,607)	(9,027)	(18,512)	(13,883)	(22,494)	(1,351)	(4,208)
Adjustments to maintain reserves	(85)	(100)	(506)	(425)	5,956	6,557	(259)	(1,119)

Net equity transactions	(1,936,980)	(581,536)	(6,523,021)	(7,095,800)	(47,334,862)	(46,783,035)	(2,354,993)	(2,101,240)

Net change in contract owners’ equity	(1,980,114)	305,928	(6,796,867)	(4,065,577)	34,861,555	2,093,816	(111,687)	(33,336)
Contract owners’ equity beginning of period	11,356,698	11,050,770	37,620,602	41,686,179	329,652,549	327,558,733	9,037,137	9,070,473

Contract owners’ equity end of period	$9,376,584	11,356,698	30,823,735	37,620,602	364,514,104	329,652,549	8,925,450	9,037,137

CHANGES IN UNITS:
Beginning units	741,288	780,758	2,755,559	3,296,763	7,055,782	8,145,845	387,864	490,823
Units purchased	69,730	113,166	331,164	423,311	137,216	175,949	44,570	87,259
Units redeemed	(197,182)	(152,636)	(817,219)	(964,515)	(1,040,791)	(1,266,012)	(134,690)	(190,218)

Ending units	613,836	741,288	2,269,504	2,755,559	6,152,207	7,055,782	297,744	387,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIP		FAMP		FNRS2		FEI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,004,561	2,164,468	273,565	206,570	(636,661)	(643,731)	1,924,963	2,403,366
Realized gain (loss) on investments	(547,533)	(1,137,947)	5,239,754	2,630,650	(2,581,669)	(6,545,271)	(1,547,963)	(4,514,983)
Change in unrealized gain (loss) on investments	658,671	5,297,401	12,382,327	11,166,603	18,748,603	9,324,446	32,068,824	14,837,289
Reinvested capital gains	-	-	324,301	1,009,102	520,533	-	15,353,797	11,021,363

Net increase (decrease) in contract owners’ equity resulting from operations	2,115,699	6,323,922	18,219,947	15,012,925	16,050,806	2,135,444	47,799,621	23,747,035

Equity transactions:
Purchase payments received from contract owners (note 3)	33,816	(342)	1,543,204	1,286,309	13,966,825	8,409,524	44,971,101	22,748,996
Transfers between funds	(936,511)	(1,312,313)	(1,431,150)	(1,719,710)	(7,545,991)	(9,051,966)	(5,603,499)	(8,602,069)
Redemptions	(6,024,579)	(7,726,239)	(17,758,921)	(19,696,655)	(8,805,746)	(9,374,671)	(20,677,642)	(17,566,070)
Annuity benefits	(9,033)	(7,606)	(17,827)	(18,316)	(6,624)	(6,029)	(1,563)	(1,421)
Contract maintenance charges (note 2)	(23,334)	(27,731)	(74,894)	(84,834)	(11,504)	(14,262)	(862,994)	(696,198)
Contingent deferred sales charges (note 2)	(1,197)	(1,560)	(1,761)	(9,924)	(34,485)	(92,532)	(84,340)	(107,608)
Adjustments to maintain reserves	1,111	(4,690)	6,217	4,928	(1,233)	(884)	(770)	(1,818)

Net equity transactions	(6,959,727)	(9,080,481)	(17,735,132)	(20,238,202)	(2,438,758)	(10,130,820)	17,740,293	(4,226,188)

Net change in contract owners’ equity	(4,844,028)	(2,756,559)	484,815	(5,225,277)	13,612,048	(7,995,376)	65,539,914	19,520,847
Contract owners’ equity beginning of period	50,428,476	53,185,035	137,624,185	142,849,462	74,215,100	82,210,476	179,954,994	160,434,147

Contract owners’ equity end of period	$45,584,448	50,428,476	138,109,000	137,624,185	87,827,148	74,215,100	245,494,908	179,954,994

CHANGES IN UNITS:
Beginning units	1,611,234	1,920,320	3,849,011	4,443,665	4,666,971	5,296,112	10,692,821	10,951,320
Units purchased	16	-	60,121	55,208	1,355,157	1,366,148	3,775,229	2,710,891
Units redeemed	(218,363)	(309,086)	(542,128)	(649,862)	(1,528,957)	(1,995,289)	(2,830,763)	(2,969,390)

Ending units	1,392,887	1,611,234	3,367,004	3,849,011	4,493,171	4,666,971	11,637,287	10,692,821

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF10S		FF10S2		FF20S		FF20S2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$12,199	28,271	124,612	391,696	43,071	60,407	332,206	1,552,473
Realized gain (loss) on investments	482,484	159,227	(59,045)	(373,546)	718,244	254,922	(1,809,383)	(468,336)
Change in unrealized gain (loss) on investments	94,721	262,948	15,888,780	9,596,864	526,760	664,072	54,696,223	35,608,515
Reinvested capital gains	70,641	79,550	1,912,740	1,860,931	144,574	117,762	6,156,404	4,822,666

Net increase (decrease) in contract owners’ equity resulting from operations	660,045	529,996	17,867,087	11,475,945	1,432,649	1,097,163	59,375,450	41,515,318

Equity transactions:
Purchase payments received from contract owners (note 3)	92,742	53,652	38,156,104	25,539,421	375,488	280,293	20,501,013	58,023,162
Transfers between funds	758,576	614,060	(901,093)	6,235,816	814,169	388,740	(2,741,188)	5,076,979
Redemptions	(1,412,241)	(674,338)	(9,996,247)	(9,363,769)	(1,447,845)	(1,282,036)	(22,320,473)	(18,237,501)
Annuity benefits	(9,695)	(9,177)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,993)	(2,050)	(1,298,152)	(932,769)	(4,356)	(4,458)	(4,218,766)	(3,504,859)
Contingent deferred sales charges (note 2)	(532)	(1,211)	(83,331)	(102,210)	(1,745)	(5,454)	(237,641)	(203,373)
Adjustments to maintain reserves	2,420	1,769	(601)	(508)	(80)	(68)	(662)	(551)

Net equity transactions	(570,723)	(17,295)	25,876,680	21,375,981	(264,369)	(622,983)	(9,017,717)	41,153,857

Net change in contract owners’ equity	89,322	512,701	43,743,767	32,851,926	1,168,280	474,180	50,357,733	82,669,175
Contract owners’ equity beginning of period	5,827,050	5,314,349	141,890,971	109,039,045	10,089,918	9,615,738	427,562,784	344,893,609

Contract owners’ equity end of period	$5,916,372	5,827,050	185,634,738	141,890,971	11,258,198	10,089,918	477,920,517	427,562,784

CHANGES IN UNITS:
Beginning units	468,537	470,396	10,721,864	9,073,579	847,317	901,996	31,873,679	28,669,879
Units purchased	93,442	101,705	3,474,971	3,079,121	143,466	106,851	3,242,126	6,261,474
Units redeemed	(136,895)	(103,564)	(1,622,991)	(1,430,836)	(164,774)	(161,530)	(3,878,416)	(3,057,674)

Ending units	425,084	468,537	12,573,844	10,721,864	826,009	847,317	31,237,389	31,873,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF30S		FF30S2		FGP		FG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$38,208	58,526	(12,097)	82,817	(3,617,643)	(2,569,775)	(1,795,100)	(1,198,129)
Realized gain (loss) on investments	472,940	(70,257)	(9,851)	(945,122)	16,880,624	7,167,215	7,418,902	438,500
Change in unrealized gain (loss) on investments	1,098,249	931,094	5,579,215	3,890,185	89,957,845	37,988,759	29,428,199	12,187,378
Reinvested capital gains	134,233	70,610	479,930	245,034	234,742	-	93,826	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,743,630	989,973	6,037,197	3,272,914	103,455,568	42,586,199	35,145,827	11,427,749

Equity transactions:
Purchase payments received from contract owners (note 3)	606,060	590,216	7,385,834	3,455,517	4,367,896	4,835,706	31,385,396	19,163,172
Transfers between funds	1,344,244	519,884	728,746	161,991	(4,977,738)	(6,962,662)	(1,133,201)	(12,811,696)
Redemptions	(1,139,924)	(800,984)	(3,864,964)	(1,920,354)	(41,780,425)	(47,928,988)	(8,785,813)	(9,642,019)
Annuity benefits	-	-	-	-	(82,176)	(79,318)	(2,163)	(1,896)
Contract maintenance charges (note 2)	(4,535)	(4,854)	(5,512)	(5,308)	(204,116)	(228,807)	(548,244)	(410,948)
Contingent deferred sales charges (note 2)	(11,020)	(8,367)	(15,128)	(20,349)	(14,555)	(34,652)	(70,086)	(120,765)
Adjustments to maintain reserves	(54)	(80)	(346)	(306)	15,680	6,006	(493)	(1,134)

Net equity transactions	794,771	295,815	4,228,630	1,671,191	(42,675,434)	(50,392,715)	20,845,396	(3,825,286)

Net change in contract owners’ equity	2,538,401	1,285,788	10,265,827	4,944,105	60,780,134	(7,806,516)	55,991,223	7,602,463
Contract owners’ equity beginning of period	8,239,150	6,953,362	28,863,603	23,919,498	320,590,777	328,397,293	96,771,361	89,168,898

Contract owners’ equity end of period	$10,777,551	8,239,150	39,129,430	28,863,603	381,370,911	320,590,777	152,762,584	96,771,361

CHANGES IN UNITS:
Beginning units	716,045	688,670	2,196,243	2,066,391	5,741,037	6,680,291	5,923,542	6,092,294
Units purchased	189,944	133,563	936,162	550,349	123,530	142,612	2,942,233	2,397,744
Units redeemed	(124,864)	(106,188)	(649,169)	(420,497)	(814,888)	(1,081,866)	(1,860,440)	(2,566,496)

Ending units	781,125	716,045	2,483,236	2,196,243	5,049,679	5,741,037	7,005,335	5,923,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIPR		FIGBS		FIGBP2		FMCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$845,675	1,134,381	143,482	235,075	2,206,538	1,742,938	(224,793)	(202,662)
Realized gain (loss) on investments	397,562	175,063	311,119	802,968	2,312,824	3,406,579	1,721,464	1,995,541
Change in unrealized gain (loss) on investments	(269,515)	1,457,588	(1,420,795)	(598,954)	(23,548,354)	(155,049)	2,632,210	(581,637)
Reinvested capital gains	-	-	231,711	721,816	4,764,478	10,995,269	3,142,412	1,797,861

Net increase (decrease) in contract owners’ equity resulting from operations	973,722	2,767,032	(734,483)	1,160,905	(14,264,514)	15,989,737	7,271,293	3,009,103

Equity transactions:
Purchase payments received from contract owners (note 3)	1,509,521	1,137,197	487,930	588,391	21,546,244	26,586,213	635,865	784,078
Transfers between funds	(4,856,417)	2,743,914	(3,878,257)	787,620	13,696,336	18,573,845	(133,246)	(2,197,048)
Redemptions	(3,856,288)	(3,177,947)	(4,152,031)	(3,784,877)	(44,040,912)	(56,140,506)	(3,573,408)	(3,744,054)
Annuity benefits	(55)	-	(4,636)	(4,806)	(18,961)	(13,475)	(5,070)	(5,473)
Contract maintenance charges (note 2)	(5,677)	(6,475)	(6,038)	(7,467)	(1,991,021)	(1,893,358)	(7,955)	(9,158)
Contingent deferred sales charges (note 2)	(3,306)	(3,290)	(5,412)	(4,675)	(230,062)	(288,524)	(8,372)	(5,018)
Adjustments to maintain reserves	(127)	(116)	(109)	(123)	(1,579)	(1,329)	(671)	(735)

Net equity transactions	(7,212,349)	693,283	(7,558,553)	(2,425,937)	(11,039,955)	(13,177,134)	(3,092,857)	(5,177,408)

Net change in contract owners’ equity	(6,238,627)	3,460,315	(8,293,036)	(1,265,032)	(25,304,469)	2,812,603	4,178,436	(2,168,305)
Contract owners’ equity beginning of period	25,500,923	22,040,608	26,526,629	27,791,661	397,596,016	394,783,413	22,757,029	24,925,334

Contract owners’ equity end of period	$19,262,296	25,500,923	18,233,593	26,526,629	372,291,547	397,596,016	26,935,465	22,757,029

CHANGES IN UNITS:
Beginning units	1,901,222	1,853,305	1,867,877	2,042,324	28,617,794	29,688,055	1,935,622	2,401,588
Units purchased	418,063	1,183,024	145,502	379,339	6,361,945	8,873,731	228,390	233,335
Units redeemed	(945,995)	(1,135,107)	(686,674)	(553,786)	(7,295,606)	(9,943,992)	(457,790)	(699,301)

Ending units	1,373,290	1,901,222	1,326,705	1,867,877	27,684,133	28,617,794	1,706,222	1,935,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FMC2		FOP		FOPR		FO2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,388,834)	(2,900,851)	9,798	283,650	12,110	141,761	(9,938)	6,374
Realized gain (loss) on investments	562,368	(802,650)	1,844,280	669,340	(1,095,103)	(1,511,158)	75,796	(40,773)
Change in unrealized gain (loss) on investments	45,515,203	13,877,082	11,467,326	7,772,708	7,425,544	5,438,720	529,541	444,109
Reinvested capital gains	34,734,824	19,110,143	195,429	165,187	94,747	78,550	7,932	7,823

Net increase (decrease) in contract owners’ equity resulting from operations	77,423,561	29,283,724	13,516,833	8,890,885	6,437,298	4,147,873	603,331	417,533

Equity transactions:
Purchase payments received from contract owners (note 3)	26,102,367	21,703,598	1	(26)	907,612	1,240,222	-	-
Transfers between funds	(22,741,427)	(16,454,217)	(801,778)	(1,014,830)	443,489	(743,248)	(22,992)	(16,780)
Redemptions	(27,498,451)	(25,223,259)	(6,320,706)	(6,571,168)	(4,283,297)	(3,421,426)	(662,095)	(427,734)
Annuity benefits	(19,454)	(16,644)	(6,057)	(6,027)	(1,827)	(1,566)	-	-
Contract maintenance charges (note 2)	(1,163,717)	(1,008,948)	(30,124)	(32,959)	(8,533)	(9,303)	(275)	(306)
Contingent deferred sales charges (note 2)	(195,944)	(193,281)	(371)	(640)	(6,429)	(3,927)	(14)	(50)
Adjustments to maintain reserves	(1,461)	(1,711)	(559)	510	191	66	(112)	15

Net equity transactions	(25,518,087)	(21,194,462)	(7,159,594)	(7,625,140)	(2,948,794)	(2,939,182)	(685,488)	(444,855)

Net change in contract owners’ equity	51,905,474	8,089,262	6,357,239	1,265,745	3,488,504	1,208,691	(82,157)	(27,322)
Contract owners’ equity beginning of period	241,324,963	233,235,701	50,915,687	49,649,942	24,161,479	22,952,788	2,396,554	2,423,876

Contract owners’ equity end of period	$293,230,437	241,324,963	57,272,926	50,915,687	27,649,983	24,161,479	2,314,397	2,396,554

CHANGES IN UNITS:
Beginning units	9,324,722	10,141,828	2,036,328	2,365,334	1,648,948	1,866,140	124,307	149,602
Units purchased	1,753,345	1,932,893	-	3	144,039	130,201	-	966
Units redeemed	(2,582,087)	(2,749,999)	(263,428)	(329,009)	(327,155)	(347,393)	(30,558)	(26,261)

Ending units	8,495,980	9,324,722	1,772,900	2,036,328	1,465,832	1,648,948	93,749	124,307

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FO2R		FVSS		FTVIS2		FTVRD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(203,721)	112,847	(36,950)	(51,953)	8,356,587	6,822,346	28,565	35,836
Realized gain (loss) on investments	(842,408)	(4,777,350)	778,015	652,957	(1,623,460)	(2,916,245)	3,959,188	2,477,217
Change in unrealized gain (loss) on investments	18,402,581	14,314,528	1,001,419	790,190	13,439,321	10,652,790	9,488,589	3,097,048
Reinvested capital gains	288,086	201,418	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,644,538	9,851,443	1,742,484	1,391,194	20,172,448	14,558,891	13,476,342	5,610,101

Equity transactions:
Purchase payments received from contract owners (note 3)	11,205,599	6,482,300	168,696	124,196	43,014,849	18,528,968	508,033	307,661
Transfers between funds	(1,051,180)	(2,727,268)	(181,276)	337,643	9,081,410	3,954,298	(33,217)	(2,052,014)
Redemptions	(5,743,712)	(4,653,331)	(1,147,137)	(991,793)	(20,407,945)	(17,263,941)	(10,765,495)	(10,974,687)
Annuity benefits	(1,234)	(1,059)	-	-	(6,565)	(26,978)	(5,522)	(10,740)
Contract maintenance charges (note 2)	(335,746)	(259,103)	(2,454)	(2,642)	(15,061)	(14,836)	(5,052)	(6,701)
Contingent deferred sales charges (note 2)	(31,357)	(31,779)	(3,560)	(610)	(53,791)	(118,004)	(6,035)	(21,378)
Adjustments to maintain reserves	(1,002)	(914)	(75)	(101)	(821)	(780)	(509)	(774)

Net equity transactions	4,041,368	(1,191,154)	(1,165,806)	(533,307)	31,612,076	5,058,727	(10,307,797)	(12,758,633)

Net change in contract owners’ equity	21,685,906	8,660,289	576,678	857,887	51,784,524	19,617,618	3,168,545	(7,148,532)
Contract owners’ equity beginning of period	61,715,937	53,055,648	6,579,269	5,721,382	150,740,681	131,123,063	53,196,038	60,344,570

Contract owners’ equity end of period	$83,401,843	61,715,937	7,155,947	6,579,269	202,525,205	150,740,681	56,364,583	53,196,038

CHANGES IN UNITS:
Beginning units	4,917,966	4,998,098	396,128	432,099	11,580,755	11,167,150	2,898,040	3,637,623
Units purchased	1,537,557	1,324,721	54,071	84,367	5,035,208	2,954,988	360,329	477,417
Units redeemed	(1,254,800)	(1,404,853)	(115,530)	(120,338)	(2,733,235)	(2,541,383)	(860,996)	(1,217,000)

Ending units	5,200,723	4,917,966	334,669	396,128	13,882,728	11,580,755	2,397,373	2,898,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSV2		FTVMD2		FTVDM3		TIF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(355,558)	(1,171,890)	969	-	99,498	(31,878)	31,587	49,871
Realized gain (loss) on investments	19,504,837	16,268,277	(207)	-	1,664,645	(589,789)	103,162	22,237
Change in unrealized gain (loss) on investments	20,652,094	6,646,397	8,192	-	(2,448,177)	3,471,324	534,540	440,345
Reinvested capital gains	2,458,140	-	5,292	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,259,513	21,742,784	14,246	-	(684,034)	2,849,657	669,289	512,453

Equity transactions:
Purchase payments received from contract owners (note 3)	4,417,776	6,990,978	166,063	-	258,905	232,798	(6)	15
Transfers between funds	(17,800,623)	(19,216,758)	123,146	-	(4,152,718)	1,096,378	(130,278)	(97,066)
Redemptions	(18,197,494)	(18,117,281)	-	-	(3,745,160)	(3,062,546)	(369,034)	(484,716)
Annuity benefits	(4,282)	(2,580)	-	-	-	-	(400)	(341)
Contract maintenance charges (note 2)	(519,676)	(487,715)	-	-	(2,818)	(4,083)	(195)	(263)
Contingent deferred sales charges (note 2)	(71,941)	(117,332)	-	-	(10,340)	(12,185)	(150)	(156)
Adjustments to maintain reserves	(876)	(1,942)	(2)	-	(278)	(462)	(36)	(153)

Net equity transactions	(32,177,116)	(30,952,630)	289,207	-	(7,652,409)	(1,750,100)	(500,099)	(582,680)

Net change in contract owners’ equity	10,082,397	(9,209,846)	303,453	-	(8,336,443)	1,099,557	169,190	(70,227)
Contract owners’ equity beginning of period	140,729,142	149,938,988	-	-	27,445,545	26,345,988	3,404,538	3,474,765

Contract owners’ equity end of period	$150,811,539	140,729,142	303,453	-	19,109,102	27,445,545	3,573,728	3,404,538

CHANGES IN UNITS:
Beginning units	5,909,169	7,354,175	-	-	1,605,393	1,718,984	165,137	196,259
Units purchased	699,170	1,151,477	26,672	-	207,201	293,512	1,804	408
Units redeemed	(1,890,713)	(2,596,483)	(264)	-	(669,733)	(407,103)	(24,168)	(31,530)

Ending units	4,717,626	5,909,169	26,408	-	1,142,861	1,605,393	142,773	165,137

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF3		FTVGI2		FTVGI3		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$563,577	967,117	(65)	-	4,066,513	5,544,188	3,987,758	262,523
Realized gain (loss) on investments	6,392,261	2,496,917	(106)	-	579,522	648,807	201,432	540,184
Change in unrealized gain (loss) on investments	6,440,659	7,282,591	9,430	-	(6,162,439)	7,896,335	(2,897,581)	2,301,201
Reinvested capital gains	-	-	164	-	1,551,702	182,992	6,816,750	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,396,497	10,746,625	9,423	-	35,298	14,272,322	8,108,359	3,103,908

Equity transactions:
Purchase payments received from contract owners (note 3)	527,373	779,899	379,972	-	23,379,112	12,232,898	21,856,011	5,404,403
Transfers between funds	(4,865,003)	(2,677,303)	-	-	(3,582,822)	1,915,216	7,411,486	(580,343)
Redemptions	(8,914,776)	(7,997,509)	(1,277)	-	(13,920,637)	(13,298,766)	(3,686,645)	(1,453,754)
Annuity benefits	(2,534)	(2,336)	-	-	(26,648)	(32,588)	-	-
Contract maintenance charges (note 2)	(193,820)	(199,584)	-	-	(10,944)	(12,024)	(2,211)	(1,855)
Contingent deferred sales charges (note 2)	(25,253)	(41,950)	-	-	(38,610)	(63,484)	(11,882)	(13,762)
Adjustments to maintain reserves	(786)	(789)	8	-	(1,957)	(1,785)	(519)	(303)

Net equity transactions	(13,474,799)	(10,139,572)	378,703	-	5,797,494	739,467	25,566,240	3,354,386

Net change in contract owners’ equity	(78,302)	607,053	388,126	-	5,832,792	15,011,789	33,674,599	6,458,294
Contract owners’ equity beginning of period	71,055,516	70,448,463	-	-	121,749,441	106,737,652	28,120,573	21,662,279

Contract owners’ equity end of period	$70,977,214	71,055,516	388,126	-	127,582,233	121,749,441	61,795,172	28,120,573

CHANGES IN UNITS:
Beginning units	4,857,387	5,613,198	-	-	6,702,502	6,648,136	2,790,624	2,438,014
Units purchased	492,930	510,931	39,733	-	2,060,453	1,606,250	2,776,529	782,997
Units redeemed	(1,353,455)	(1,266,742)	(131)	-	(1,724,725)	(1,551,884)	(515,307)	(430,387)

Ending units	3,996,862	4,857,387	39,602	-	7,038,230	6,702,502	5,051,846	2,790,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSI2		FTVHI2		GVSSCS		AMTB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(21)	-	(134)	-	46	-	918,392	2,138,107
Realized gain (loss) on investments	-	-	26	-	16	-	(2,722,505)	(6,292,415)
Change in unrealized gain (loss) on investments	335	-	2,988	-	46	-	399,762	9,166,168
Reinvested capital gains	-	-	-	-	1,099	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	314	-	2,880	-	1,207	-	(1,404,351)	5,011,860

Equity transactions:
Purchase payments received from contract owners (note 3)	12,583	-	97,666	-	9,083	-	1,445,122	6,420,090
Transfers between funds	-	-	-	-	(289)	-	14,598,026	6,399,749
Redemptions	-	-	(860)	-	-	-	(20,248,111)	(31,235,201)
Annuity benefits	-	-	-	-	-	-	(12,847)	(19,797)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(611,475)	(634,481)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(63,931)	(109,462)
Adjustments to maintain reserves	3	-	-	-	(6)	-	(3,169)	(1,872)

Net equity transactions	12,586	-	96,806	-	8,788	-	(4,896,385)	(19,180,974)

Net change in contract owners’ equity	12,900	-	99,686	-	9,995	-	(6,300,736)	(14,169,114)
Contract owners’ equity beginning of period	-	-	-	-	-	-	157,226,774	171,395,888

Contract owners’ equity end of period	$12,900	-	99,686	-	9,995	-	150,926,038	157,226,774

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	13,542,864	15,352,684
Units purchased	1,291	-	9,842	-	829	-	3,262,085	4,150,707
Units redeemed	-	-	(85)	-	(25)	-	(3,648,275)	(5,960,527)

Ending units	1,291	-	9,757	-	804	-	13,156,674	13,542,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTG		AMTP		AMFAS		AMSRS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(194)	(183)	(39)	(128)	(59,238)	(58,692)	(204,922)	(329,844)
Realized gain (loss) on investments	655	232	541	1,306	389,000	32,910	419,750	(643,106)
Change in unrealized gain (loss) on investments	3,018	1,299	2,873	1,381	1,043,786	346,122	7,916,551	3,383,957
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,479	1,348	3,375	2,559	1,373,548	320,340	8,131,379	2,411,007

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	(94)	(2,889)	(113)	39,501	20,770	565,609	279,030
Transfers between funds	18	(45)	(26)	(233)	283,451	(614,494)	658,242	(2,851,772)
Redemptions	(313)	1	2,928	1	(765,033)	(543,418)	(3,873,876)	(3,380,948)
Annuity benefits	(2,819)	(2,519)	(1,661)	(1,898)	-	-	(18,164)	(15,651)
Contract maintenance charges (note 2)	(13)	137	(13)	234	(1,207)	(1,362)	(8,426)	(9,599)
Contingent deferred sales charges (note 2)	-	-	-	-	(661)	(2,399)	(5,027)	(11,655)
Adjustments to maintain reserves	1,870	1,456	16	(5,581)	(182)	(212)	(469)	(226)

Net equity transactions	(1,263)	(1,064)	(1,645)	(7,590)	(444,131)	(1,141,115)	(2,682,111)	(5,990,821)

Net change in contract owners’ equity	2,216	284	1,730	(5,031)	929,417	(820,775)	5,449,268	(3,579,814)
Contract owners’ equity beginning of period	13,214	12,930	12,175	17,206	3,401,665	4,222,440	24,007,753	27,587,567

Contract owners’ equity end of period	$15,430	13,214	13,905	12,175	4,331,082	3,401,665	29,457,021	24,007,753

CHANGES IN UNITS:
Beginning units	5	5	-	-	252,460	335,319	1,432,779	1,804,517
Units purchased	18	17	1	3	125,860	73,848	270,030	106,239
Units redeemed	(23)	(17)	(1)	(3)	(154,996)	(156,707)	(408,591)	(477,977)

Ending units	-	5	-	-	223,324	252,460	1,294,218	1,432,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVMS		OVB		OVGS3		OVGS4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$374,421	2,830	1,130,529	1,232,762	26,703	404,306	(240,328)	284,545
Realized gain (loss) on investments	(1,456,616)	(2,325,747)	(2,033,826)	(2,827,125)	839,428	382,645	417,834	(1,677,194)
Change in unrealized gain (loss) on investments	5,197,517	6,415,498	468,560	4,541,965	11,562,325	8,352,205	16,767,000	12,162,381
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,115,322	4,092,581	(434,737)	2,947,602	12,428,456	9,139,156	16,944,506	10,769,732

Equity transactions:
Purchase payments received from contract owners (note 3)	448,262	438,062	656,325	606,005	2,366,855	1,870,495	15,007,120	4,702,765
Transfers between funds	(770,561)	(928,698)	(857,536)	(885,888)	(86,347)	(527,435)	(2,235,072)	516,047
Redemptions	(5,095,119)	(6,959,169)	(4,656,869)	(5,610,540)	(9,046,161)	(8,226,767)	(9,667,941)	(8,629,965)
Annuity benefits	(12,233)	(5,859)	(6,932)	(7,036)	(11,453)	(9,665)	(16,383)	(13,550)
Contract maintenance charges (note 2)	(19,572)	(23,036)	(14,082)	(17,132)	(18,727)	(20,188)	(6,702)	(7,483)
Contingent deferred sales charges (note 2)	(1,041)	(3,505)	(625)	(4,012)	(19,832)	(17,662)	(26,681)	(66,157)
Adjustments to maintain reserves	4	(345)	3,256	2,572	(206)	(183)	(770)	(1,100)

Net equity transactions	(5,450,260)	(7,482,550)	(4,876,463)	(5,916,031)	(6,815,871)	(6,931,405)	3,053,571	(3,499,443)

Net change in contract owners’ equity	(1,334,938)	(3,389,969)	(5,311,200)	(2,968,429)	5,612,585	2,207,751	19,998,077	7,270,289
Contract owners’ equity beginning of period	37,487,886	40,877,855	33,159,923	36,128,352	52,159,783	49,952,032	67,942,528	60,672,239

Contract owners’ equity end of period	$36,152,948	37,487,886	27,848,723	33,159,923	57,772,368	52,159,783	87,940,605	67,942,528

CHANGES IN UNITS:
Beginning units	1,434,115	1,737,854	1,736,330	2,055,734	2,245,911	2,572,768	4,390,476	4,665,467
Units purchased	15,359	29,750	58,882	89,669	219,187	202,630	1,468,600	1,031,896
Units redeemed	(210,341)	(333,489)	(324,982)	(409,073)	(485,112)	(529,487)	(1,313,182)	(1,306,887)

Ending units	1,239,133	1,434,115	1,470,230	1,736,330	1,979,986	2,245,911	4,545,894	4,390,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS		OVGSS		OVIG		OVGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$39,735	838,765	(18,765)	35,793	(640)	-	(26,089)	(39,270)
Realized gain (loss) on investments	8,447,794	7,742,844	546,995	151,570	208	-	201,204	240,657
Change in unrealized gain (loss) on investments	16,605,739	9,963,594	1,123,759	1,098,903	33,322	-	2,912,043	1,504,611
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,093,268	18,545,203	1,651,989	1,286,266	32,890	-	3,087,158	1,705,998

Equity transactions:
Purchase payments received from contract owners (note 3)	389,646	9,330	-	(9,656)	465,829	-	385,560	485,575
Transfers between funds	(2,057,171)	(3,162,900)	(454,320)	(145,912)	(906)	-	(422,047)	168,301
Redemptions	(12,148,490)	(13,011,205)	(1,295,187)	(1,083,894)	(1,289)	-	(1,750,116)	(2,199,460)
Annuity benefits	(19,732)	(19,383)	-	-	-	-	(4,519)	(3,985)
Contract maintenance charges (note 2)	(43,234)	(47,414)	(655)	(702)	-	-	(6,714)	(7,428)
Contingent deferred sales charges (note 2)	(1,977)	(2,263)	(593)	(833)	-	-	(3,878)	(4,356)
Adjustments to maintain reserves	3,232	4,417	(145)	(98)	1	-	890	(482)

Net equity transactions	(13,877,726)	(16,229,418)	(1,750,900)	(1,241,095)	463,635	-	(1,800,824)	(1,561,835)

Net change in contract owners’ equity	11,215,542	2,315,785	(98,911)	45,171	496,525	-	1,286,334	144,163
Contract owners’ equity beginning of period	104,701,325	102,385,540	7,406,259	7,361,088	-	-	11,368,591	11,224,428

Contract owners’ equity end of period	$115,916,867	104,701,325	7,307,348	7,406,259	496,525	-	12,654,925	11,368,591

CHANGES IN UNITS:
Beginning units	2,405,799	2,816,110	310,391	368,092	-	-	1,074,623	1,223,602
Units purchased	36,490	21	-	4,511	43,240	-	52,860	244,973
Units redeemed	(293,601)	(410,332)	(65,918)	(62,212)	(201)	-	(206,429)	(393,952)

Ending units	2,148,688	2,405,799	244,473	310,391	43,039	-	921,054	1,074,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGIS		OVSC		OVSCS		OVAG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,694,918)	(2,229,612)	(29,474)	(33,444)	(556,010)	(674,151)	(131,097)	(139,831)
Realized gain (loss) on investments	7,866,915	(467,277)	616,393	346,914	7,773,894	5,013,335	870,218	154,044
Change in unrealized gain (loss) on investments	50,051,316	32,867,877	1,385,306	315,018	12,337,397	3,353,514	2,228,268	1,469,772
Reinvested capital gains	-	-	76,446	-	763,971	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,223,313	30,170,988	2,048,671	628,488	20,319,252	7,692,698	2,967,389	1,483,985

Equity transactions:
Purchase payments received from contract owners (note 3)	12,635,581	10,012,198	274,385	147,811	10,025,517	6,126,148	239,015	359,190
Transfers between funds	(10,228,965)	(21,944,982)	1,966,027	116,320	(3,499,064)	(5,702,213)	(96,098)	(625,607)
Redemptions	(28,266,990)	(28,592,025)	(819,113)	(478,181)	(5,822,366)	(4,609,469)	(1,354,459)	(1,787,726)
Annuity benefits	(4,680)	(1,747)	(584)	(478)	(8,218)	(6,806)	(102)	-
Contract maintenance charges (note 2)	(959,944)	(900,005)	(1,694)	(1,459)	(223,889)	(175,300)	(6,408)	(7,212)
Contingent deferred sales charges (note 2)	(140,340)	(175,848)	(1,874)	(2,985)	(33,935)	(48,828)	(3,585)	(3,556)
Adjustments to maintain reserves	(838)	(1,276)	(62)	(59)	(985)	(738)	(142)	(85)

Net equity transactions	(26,966,176)	(41,603,685)	1,417,085	(219,031)	437,060	(4,417,206)	(1,221,779)	(2,064,996)

Net change in contract owners’ equity	29,257,137	(11,432,697)	3,465,756	409,457	20,756,312	3,275,492	1,745,610	(581,011)
Contract owners’ equity beginning of period	204,910,119	216,342,816	4,417,464	4,008,007	53,320,969	50,045,477	9,602,969	10,183,980

Contract owners’ equity end of period	$234,167,256	204,910,119	7,883,220	4,417,464	74,077,281	53,320,969	11,348,579	9,602,969

CHANGES IN UNITS:
Beginning units	12,583,850	15,287,929	397,625	420,119	2,334,765	2,533,954	1,559,411	1,900,617
Units purchased	1,740,740	2,364,421	294,552	141,004	898,722	658,285	204,239	248,115
Units redeemed	(3,230,862)	(5,068,500)	(181,818)	(163,498)	(883,438)	(857,474)	(390,791)	(589,321)

Ending units	11,093,728	12,583,850	510,359	397,625	2,350,049	2,334,765	1,372,859	1,559,411

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSB		OVSBS		PMVAAD		PMVFAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$36,699	(1,479)	272,710	(23,537)	1,361,027	423,540	70,821	813,476
Realized gain (loss) on investments	(2,532)	285	19,930	2,879	36,266	9,812	(49,614)	535,080
Change in unrealized gain (loss) on investments	(51,785)	11,186	(463,141)	151,271	(2,189,066)	153,142	(2,429,682)	(1,086,348)
Reinvested capital gains	-	-	-	-	-	-	298,344	518,077

Net increase (decrease) in contract owners’ equity resulting from operations	(17,618)	9,992	(170,501)	130,613	(791,773)	586,494	(2,110,131)	780,285

Equity transactions:
Purchase payments received from contract owners (note 3)	22,273	1,434	1,016,954	86,858	27,345,112	8,200,329	7,485,407	3,077,251
Transfers between funds	642,735	723,779	1,934,701	9,056,879	3,969,072	11,678,994	3,453,715	(1,730,044)
Redemptions	(83,539)	(44,585)	(2,053,190)	(394,761)	(2,718,530)	(582,275)	(1,905,504)	(2,237,273)
Annuity benefits	-	-	(131)	(22)	-	-	-	-
Contract maintenance charges (note 2)	(307)	(26)	(872)	(216)	(1,263)	(234)	(2,266)	(1,799)
Contingent deferred sales charges (note 2)	(13)	(91)	(3,101)	(213)	(2,359)	(1,651)	(7,470)	(16,841)
Adjustments to maintain reserves	(40)	(23)	(1,431)	1,121	(347)	(116)	(726)	509

Net equity transactions	581,109	680,488	892,930	8,749,646	28,591,685	19,295,047	9,023,156	(908,197)

Net change in contract owners’ equity	563,491	690,480	722,429	8,880,259	27,799,912	19,881,541	6,913,025	(127,912)
Contract owners’ equity beginning of period	690,480	-	8,880,259	-	19,881,541	-	22,842,574	22,970,486

Contract owners’ equity end of period	$1,253,971	690,480	9,602,688	8,880,259	47,681,453	19,881,541	29,755,599	22,842,574

CHANGES IN UNITS:
Beginning units	67,987	-	874,911	-	1,874,670	-	1,763,524	1,837,753
Units purchased	89,206	74,231	491,400	942,718	3,777,064	2,001,065	1,389,538	542,041
Units redeemed	(31,918)	(6,244)	(402,584)	(67,807)	(1,083,864)	(126,395)	(660,556)	(616,270)

Ending units	125,275	67,987	963,727	874,911	4,567,870	1,874,670	2,492,506	1,763,524

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(786,917)	650,680	1,404,219	1,150,784	(22)	-	160	-
Realized gain (loss) on investments	1,325,524	924,447	(94,393)	57,378	-	-	-	-
Change in unrealized gain (loss) on investments	(6,906,910)	10,401,166	(12,688,696)	3,860,783	(535)	-	(126)	-
Reinvested capital gains	-	-	2,338,141	3,544,898	-	-	64	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,368,303)	11,976,293	(9,040,729)	8,613,843	(557)	-	98	-

Equity transactions:
Purchase payments received from contract owners (note 3)	77,144,724	57,926,661	96,190,206	77,913,355	19,156	-	7,294	-
Transfers between funds	12,931,673	37,544,311	7,588,200	51,435,830	127	-	47	-
Redemptions	(33,412,498)	(28,981,984)	(17,770,988)	(8,870,608)	-	-	-	-
Annuity benefits	(2,071)	(637)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,204,993)	(1,784,357)	(1,113,814)	(646,959)	-	-	-	-
Contingent deferred sales charges (note 2)	(183,891)	(238,752)	(112,359)	(53,861)	-	-	-	-
Adjustments to maintain reserves	6,334	5,603	10,716	(2,687)	(4)	-	(6)	-

Net equity transactions	54,279,278	64,470,845	84,791,961	119,775,070	19,279	-	7,335	-

Net change in contract owners’ equity	47,910,975	76,447,138	75,751,232	128,388,913	18,722	-	7,433	-
Contract owners’ equity beginning of period	337,032,708	260,585,570	193,716,161	65,327,248	-	-	-	-

Contract owners’ equity end of period	$384,943,683	337,032,708	269,467,393	193,716,161	18,722	-	7,433	-

CHANGES IN UNITS:
Beginning units	28,772,761	23,171,669	17,987,204	6,540,321	-	-	-	-
Units purchased	14,413,009	12,794,621	14,384,724	14,394,072	2,094	-	807	-
Units redeemed	(9,761,988)	(7,193,529)	(6,418,977)	(2,947,189)	-	-	-	-

Ending units	33,423,782	28,772,761	25,952,951	17,987,204	2,094	-	807	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVGIB		PVTIGB		PVTVB		ACEG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,934	7,139	(14)	2,738	(11,706)	(27,274)	(72,729)	(57,829)
Realized gain (loss) on investments	131,094	(333,740)	(38,353)	(52,884)	76,497	79,673	123,839	(41,285)
Change in unrealized gain (loss) on investments	656,925	733,390	111,925	117,212	627,591	251,531	1,799,146	(141,196)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	793,953	406,789	73,558	67,066	692,382	303,930	1,850,256	(240,310)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,740	9,751	-	-	9,028	17,484	35,321	34,233
Transfers between funds	16,603	194,965	-	-	(111,603)	(484,432)	1,159,204	6,023,242
Redemptions	(644,781)	(525,768)	(69,467)	(100,889)	(359,069)	(850,541)	(1,093,030)	(533,933)
Annuity benefits	-	-	-	-	-	-	(621)	(230)
Contract maintenance charges (note 2)	(428)	(537)	(37)	(80)	(311)	(417)	(1,573)	(1,113)
Contingent deferred sales charges (note 2)	(289)	(427)	-	(117)	(160)	(515)	(2,862)	(3,066)
Adjustments to maintain reserves	(153)	(112)	(41)	3	(121)	(104)	571	(225)

Net equity transactions	(624,308)	(322,128)	(69,545)	(101,083)	(462,236)	(1,318,525)	97,010	5,518,908

Net change in contract owners’ equity	169,645	84,661	4,013	(34,017)	230,146	(1,014,595)	1,947,266	5,278,598
Contract owners’ equity beginning of period	2,644,472	2,559,811	332,677	366,694	1,899,798	2,914,393	5,278,598	-

Contract owners’ equity end of period	$2,814,117	2,644,472	336,690	332,677	2,129,944	1,899,798	7,225,864	5,278,598

CHANGES IN UNITS:
Beginning units	187,620	212,998	21,475	28,337	127,985	221,728	548,055	-
Units purchased	15,706	53,761	-	-	16,706	41,612	143,876	644,750
Units redeemed	(54,082)	(79,139)	(4,298)	(6,862)	(43,986)	(135,355)	(146,999)	(96,695)

Ending units	149,244	187,620	17,177	21,475	100,705	127,985	544,932	548,055

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVBV2		VYDS		ROCSC		RVARS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(23)	(2,904)	(1,077)	569	-	(14,955)	-
Realized gain (loss) on investments	-	652	5,366	(803)	36	-	(756)	-
Change in unrealized gain (loss) on investments	-	(133)	120,946	53,047	3,323	-	21,134	-
Reinvested capital gains	-	-	-	-	3,462	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	496	123,408	51,167	7,390	-	5,423	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,163	-	-	61,667	-	2,651,033	-
Transfers between funds	-	(13,427)	-	-	(373)	-	685,525	-
Redemptions	-	11,264	(27,135)	(8,675)	-	-	(40,304)	-
Annuity benefits	-	(4,608)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(91)	(114)	-	-	(7)	-
Contingent deferred sales charges (note 2)	-	-	(98)	(110)	-	-	(160)	-
Adjustments to maintain reserves	-	4	(8)	(44)	(1)	-	(45)	-

Net equity transactions	-	(4,604)	(27,332)	(8,943)	61,293	-	3,296,042	-

Net change in contract owners’ equity	-	(4,108)	96,076	42,224	68,683	-	3,301,465	-
Contract owners’ equity beginning of period	-	4,108	390,226	348,002	-	-	-	-

Contract owners’ equity end of period	$-	-	486,302	390,226	68,683	-	3,301,465	-

CHANGES IN UNITS:
Beginning units	-	-	26,781	27,442	-	-	-	-
Units purchased	-	2	-	504	5,479	-	377,031	-
Units redeemed	-	(2)	(1,530)	(1,165)	(37)	-	(43,059)	-

Ending units	-	-	25,251	26,781	5,442	-	333,972	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRHS2		VWHAS		VWBF		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,439,588)	(686,038)	(278,791)	(10,034)	137,771	59,211	84,888	(324,663)
Realized gain (loss) on investments	3,635,705	1,426,849	270,389	(2,703)	(138,444)	(133,179)	(343,736)	(1,519,560)
Change in unrealized gain (loss) on investments	28,286,049	7,738,204	1,462,731	403,566	(1,489,019)	460,132	3,193,745	6,660,836
Reinvested capital gains	5,531,671	1,043,394	305,242	109,899	2,543	158,772	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,013,837	9,522,409	1,759,571	500,728	(1,487,149)	544,936	2,934,897	4,816,613

Equity transactions:
Purchase payments received from contract owners (note 3)	28,389,930	6,864,457	9,327,333	4,829,063	174,014	241,875	328,359	251,121
Transfers between funds	29,269,555	17,709,653	7,259,888	8,816,346	(529,487)	5,194,049	(1,443,358)	13,236,597
Redemptions	(9,286,012)	(5,022,033)	(1,709,950)	(323,417)	(1,783,625)	(2,154,877)	(3,862,895)	(2,658,659)
Annuity benefits	-	-	-	-	(3,849)	(4,111)	(9,788)	(5,816)
Contract maintenance charges (note 2)	(11,211)	(6,266)	(1,605)	(330)	(5,670)	(6,423)	(11,302)	(10,527)
Contingent deferred sales charges (note 2)	(25,341)	(37,225)	(6,243)	(1,373)	(28)	(648)	(2,012)	(601)
Adjustments to maintain reserves	(908)	(492)	457,361	(457,932)	1,038	(77)	1,372	(24,273)

Net equity transactions	48,336,013	19,508,094	15,326,784	12,862,357	(2,147,607)	3,269,788	(4,999,624)	10,787,842

Net change in contract owners’ equity	84,349,850	29,030,503	17,086,355	13,363,085	(3,634,756)	3,814,724	(2,064,727)	15,604,455
Contract owners’ equity beginning of period	56,146,556	27,116,053	13,363,085	-	15,235,241	11,420,517	30,414,137	14,809,682

Contract owners’ equity end of period	$140,496,406	56,146,556	30,449,440	13,363,085	11,600,485	15,235,241	28,349,410	30,414,137

CHANGES IN UNITS:
Beginning units	3,798,987	2,368,928	1,388,083	-	576,088	445,923	1,277,864	797,445
Units purchased	4,826,489	3,369,395	2,387,468	1,652,401	20,525	225,585	139,841	684,367
Units redeemed	(2,212,808)	(1,939,336)	(862,032)	(264,318)	(106,987)	(95,420)	(339,941)	(203,948)

Ending units	6,412,668	3,798,987	2,913,519	1,388,083	489,626	576,088	1,077,764	1,277,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		WRPMAV		WRPMCV		WRPMMV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(384,800)	(354,736)	(1,118)	-	(685)	-	(2,108)	-
Realized gain (loss) on investments	(879,531)	1,552,201	14,551	-	1,258	-	5,107	-
Change in unrealized gain (loss) on investments	4,800,793	(5,574,871)	57,432	-	24,443	-	84,668	-
Reinvested capital gains	1,195,978	2,563,706	1,468	-	463	-	970	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,732,440	(1,813,700)	72,333	-	25,479	-	88,637	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(152)	(4,763)	1,669,992	-	777,723	-	2,302,659	-
Transfers between funds	(10,853,129)	48,728,869	49,301	-	-	-	-	-
Redemptions	(6,554,211)	(6,903,459)	(1,456)	-	(703)	-	(1,408)	-
Annuity benefits	(13,663)	(2,526)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,910)	(17,229)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,583)	(20,225)	-	-	-	-	-	-
Adjustments to maintain reserves	12,516	(7,662)	-	-	5	-	1	-

Net equity transactions	(17,442,132)	41,773,005	1,717,837	-	777,025	-	2,301,252	-

Net change in contract owners’ equity	(12,709,692)	39,959,305	1,790,170	-	802,504	-	2,389,889	-
Contract owners’ equity beginning of period	65,057,150	25,097,845	-	-	-	-	-	-

Contract owners’ equity end of period	$52,347,458	65,057,150	1,790,170	-	802,504	-	2,389,889	-

CHANGES IN UNITS:
Beginning units	2,974,012	552,304	-	-	-	-	-	-
Units purchased	52,532	3,361,341	165,396	-	75,601	-	222,444	-
Units redeemed	(981,963)	(939,633)	(137)	-	(67)	-	(133)	-

Ending units	2,044,581	2,974,012	165,259	-	75,534	-	222,311	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRASP		WRHIP		WRMCG		WRPCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(640,731)	(484,688)	1,410,468	(107,253)	(313,722)	(30,622)	30,297	5,695
Realized gain (loss) on investments	1,000,531	898,488	1,143,472	107,527	189,369	(9,484)	32,472	(731)
Change in unrealized gain (loss) on investments	35,507,719	16,358,539	1,522,802	898,489	4,311,574	359,730	170,923	39,608
Reinvested capital gains	-	-	-	-	542,846	12,611	121,860	35,666

Net increase (decrease) in contract owners’ equity resulting from operations	35,867,519	16,772,339	4,076,742	898,763	4,730,067	332,235	355,552	80,238

Equity transactions:
Purchase payments received from contract owners (note 3)	70,117,066	27,771,220	21,482,956	7,623,244	17,397,890	3,733,672	893,776	1,425,542
Transfers between funds	8,231,868	(5,500,167)	36,135,455	17,830,308	7,175,611	3,451,334	(584,632)	(95,454)
Redemptions	(12,724,857)	(10,518,864)	(4,736,412)	(1,056,839)	(1,124,400)	(55,444)	(93,821)	(99,096)
Annuity benefits	(1,079)	(636)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,164)	(9,215)	(3,027)	(458)	(61,933)	(7,565)	(12,611)	(6,543)
Contingent deferred sales charges (note 2)	(49,168)	(109,596)	(3,713)	(195)	(4,046)	(6)	-	-
Adjustments to maintain reserves	(870)	(913)	(468)	(141)	(431)	(131)	(7)	(6)

Net equity transactions	65,563,796	11,631,829	52,874,791	24,395,919	23,382,691	7,121,860	202,705	1,224,443

Net change in contract owners’ equity	101,431,315	28,404,168	56,951,533	25,294,682	28,112,758	7,454,095	558,257	1,304,681
Contract owners’ equity beginning of period	122,132,835	93,728,667	25,294,682	-	7,454,095	-	2,311,373	1,006,692

Contract owners’ equity end of period	$223,564,150	122,132,835	82,246,215	25,294,682	35,566,853	7,454,095	2,869,630	2,311,373

CHANGES IN UNITS:
Beginning units	9,003,602	8,101,468	2,344,079	-	741,676	-	199,019	92,333
Units purchased	6,583,066	3,371,154	7,882,923	2,872,915	2,508,341	777,372	78,066	124,130
Units redeemed	(2,181,025)	(2,469,020)	(3,219,039)	(528,836)	(482,138)	(35,696)	(60,877)	(17,444)

Ending units	13,405,643	9,003,602	7,007,963	2,344,079	2,767,879	741,676	216,208	199,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRPMP		WRPMAP		WRPMCP		SVDF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$175,012	31,696	332,469	58,514	63,790	9,202	(595)	(524)
Realized gain (loss) on investments	72,060	(3,223)	78,099	(24,782)	42,418	(2,822)	1,901	1,166
Change in unrealized gain (loss) on investments	3,443,686	501,688	5,984,011	1,295,887	677,314	126,062	12,241	4,931
Reinvested capital gains	876,064	196,645	1,781,710	441,576	269,849	66,185	1,169	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,566,822	726,806	8,176,289	1,771,195	1,053,371	198,627	14,716	5,573

Equity transactions:
Purchase payments received from contract owners (note 3)	8,430,434	11,312,462	12,816,387	12,612,480	1,702,849	3,673,867	-	(33)
Transfers between funds	186,411	376,320	438,834	(88,336)	(394,428)	16,660	-	(23)
Redemptions	(214,496)	(145,808)	(1,065,940)	(533,802)	(148,605)	(172,146)	-	-
Annuity benefits	-	-	-	-	-	-	(4,108)	(3,564)
Contract maintenance charges (note 2)	(110,828)	(34,013)	(185,385)	(91,814)	(32,369)	(10,326)	(4)	52
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(14)	7	(27)	11	(15)	107	41

Net equity transactions	8,291,523	11,508,947	12,003,903	11,898,501	1,127,458	3,508,040	(4,005)	(3,527)

Net change in contract owners’ equity	12,858,345	12,235,753	20,180,192	13,669,696	2,180,829	3,706,667	10,711	2,046
Contract owners’ equity beginning of period	16,912,148	4,676,395	27,276,311	13,606,615	5,337,953	1,631,286	37,636	35,590

Contract owners’ equity end of period	$29,770,493	16,912,148	47,456,503	27,276,311	7,518,782	5,337,953	48,347	37,636

CHANGES IN UNITS:
Beginning units	1,406,121	424,157	2,235,029	1,230,558	449,607	148,360	74	74
Units purchased	732,550	997,291	1,018,651	1,064,633	138,162	319,088	-	1
Units redeemed	(81,614)	(15,327)	(100,391)	(60,162)	(47,528)	(17,841)	-	(1)

Ending units	2,057,057	1,406,121	3,153,289	2,235,029	540,241	449,607	74	74

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SVOF		WFVSCG		WFVSMV		WFVTRB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,241)	(3,191)	(649,528)	(539,310)	(30)	(19)	(1)	589
Realized gain (loss) on investments	13,542	8,799	2,139,396	1,172,522	338	(581)	226	321
Change in unrealized gain (loss) on investments	62,487	27,797	12,576,461	(589,315)	782	1,613	(20,955)	7,550
Reinvested capital gains	-	91	2,105,421	1,636,874	-	-	9,528	5,572

Net increase (decrease) in contract owners’ equity resulting from operations	72,788	33,496	16,171,750	1,680,771	1,090	1,013	(11,202)	14,032

Equity transactions:
Purchase payments received from contract owners (note 3)	129	(163)	11,085,076	5,844,284	-	-	-	-
Transfers between funds	(122)	(232)	449,489	(3,083,002)	293	(810)	-	-
Redemptions	-	(25)	(2,352,867)	(2,750,446)	(1,157)	(1,096)	-	-
Annuity benefits	(22,983)	(22,836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	1	419	(192,933)	(151,750)	-	-	-	-
Contingent deferred sales charges (note 2)	-	1	(12,452)	(42,508)	-	-	-	-
Adjustments to maintain reserves	(1,163)	(1,035)	(728)	(544)	3	2	(3)	(3)

Net equity transactions	(24,138)	(23,871)	8,975,585	(183,966)	(861)	(1,904)	(3)	(3)

Net change in contract owners’ equity	48,650	9,625	25,147,335	1,496,805	229	(891)	(11,205)	14,029
Contract owners’ equity beginning of period	256,249	246,624	32,340,952	30,844,147	7,408	8,299	307,599	293,570

Contract owners’ equity end of period	$304,899	256,249	57,488,287	32,340,952	7,637	7,408	296,394	307,599

CHANGES IN UNITS:
Beginning units	-	-	2,006,569	2,029,850	753	951	21,348	21,348
Units purchased	23	9	1,159,244	992,569	41	57	-	-
Units redeemed	(23)	(9)	(754,461)	(1,015,850)	(110)	(255)	-	-

Ending units	-	-	2,411,352	2,006,569	684	753	21,348	21,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFVOG2		JAGTS2		JAIGS2		AVCD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(692)	(857)	-	(64,891)	-	(442,260)	-	(126,084)
Realized gain (loss) on investments	4,010	3,068	-	814,110	-	2,355,718	-	5,254,486
Change in unrealized gain (loss) on investments	8,707	3,305	-	1,264,910	-	8,375,770	-	(2,195,190)
Reinvested capital gains	4,153	3,480	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,178	8,996	-	2,014,129	-	10,289,228	-	2,933,212

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	733,950	-	1,407,453	-	855,153
Transfers between funds	-	-	-	(12,984,772)	-	(90,931,903)	-	(25,619,835)
Redemptions	(11,361)	(11,463)	-	(694,552)	-	(4,009,784)	-	(923,202)
Annuity benefits	-	-	-	-	-	(7,132)	-	-
Contract maintenance charges (note 2)	(12)	(10)	-	(968)	-	(6,854)	-	(30,995)
Contingent deferred sales charges (note 2)	-	-	-	(706)	-	(22,974)	-	(5,566)
Adjustments to maintain reserves	7	(18)	-	25	-	101,705	-	124

Net equity transactions	(11,366)	(11,491)	-	(12,947,023)	-	(93,469,489)	-	(25,724,321)

Net change in contract owners’ equity	4,812	(2,495)	-	(10,932,894)	-	(83,180,261)	-	(22,791,109)
Contract owners’ equity beginning of period	48,543	51,038	-	10,932,894	-	83,180,261	-	22,791,109

Contract owners’ equity end of period	$53,355	48,543	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,493	4,361	-	921,943	-	4,453,401	-	1,414,528
Units purchased	-	851	-	489,186	-	327,316	-	97,446
Units redeemed	(709)	(1,719)	-	(1,411,129)	-	(4,780,717)	-	(1,511,974)

Ending units	2,784	3,493	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWBFR		VWEMR		VWHAR		OVHI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	100,163	-	(59,389)	-	(289,294)	-	91,334
Realized gain (loss) on investments	-	79,263	-	2,130,804	-	(5,416,237)	-	(71,063)
Change in unrealized gain (loss) on investments	-	(149,144)	-	90,670	-	4,221,023	-	39,989
Reinvested capital gains	-	78,829	-	-	-	4,042,343	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	109,111	-	2,162,085	-	2,557,835	-	60,260

Equity transactions:
Purchase payments received from contract owners (note 3)	-	38,040	-	53,174	-	4,290,359	-	57,621
Transfers between funds	-	(5,709,062)	-	(13,180,281)	-	(58,649,211)	-	(481,685)
Redemptions	-	(267,811)	-	(445,831)	-	(2,686,605)	-	(118,059)
Annuity benefits	-	-	-	(726)	-	(941)	-	-
Contract maintenance charges (note 2)	-	(549)	-	(1,688)	-	(4,761)	-	(215)
Contingent deferred sales charges (note 2)	-	(225)	-	(867)	-	(15,779)	-	(110)
Adjustments to maintain reserves	-	167	-	20,876	-	7,816	-	(29)

Net equity transactions	-	(5,939,440)	-	(13,555,343)	-	(57,059,122)	-	(542,477)

Net change in contract owners’ equity	-	(5,830,329)	-	(11,393,258)	-	(54,501,287)	-	(482,217)
Contract owners’ equity beginning of period	-	5,830,329	-	11,393,258	-	54,501,287	-	482,217

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	399,375	-	551,256	-	3,469,671	-	175,763
Units purchased	-	15,686	-	51,001	-	610,995	-	114,563
Units redeemed	-	(415,061)	-	(602,257)	-	(4,080,666)	-	(290,326)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI4		OVHI		OVHIS		VFMG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	903,824	-	2,990	-	364,521	-	(16,521)
Realized gain (loss) on investments	-	(593,671)	-	(47,209)	-	(6,266,756)	-	(289,770)
Change in unrealized gain (loss) on investments	-	364,056	-	46,555	-	6,166,243	-	349,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	674,209	-	2,336	-	264,008	-	43,458

Equity transactions:
Purchase payments received from contract owners (note 3)	-	147,542	-	-	-	2	-	6,578
Transfers between funds	-	(6,994,776)	-	(20,951)	-	(2,476,910)	-	(2,952,809)
Redemptions	-	(982,492)	-	(4,664)	-	(280,219)	-	(407,306)
Annuity benefits	-	-	-	-	-	(107)	-	-
Contract maintenance charges (note 2)	-	(493)	-	(7)	-	(368)	-	(1,246)
Contingent deferred sales charges (note 2)	-	(626)	-	-	-	(710)	-	(3)
Adjustments to maintain reserves	-	(208)	-	(10)	-	(2,193)	-	(26)

Net equity transactions	-	(7,831,053)	-	(25,632)	-	(2,760,505)	-	(3,354,812)

Net change in contract owners’ equity	-	(7,156,844)	-	(23,296)	-	(2,496,497)	-	(3,311,354)
Contract owners’ equity beginning of period	-	7,156,844	-	23,296	-	2,496,497	-	3,311,354

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	2,632,631	-	7,881	-	642,234	-	293,739
Units purchased	-	763,683	-	-	-	20,641	-	59,437
Units redeemed	-	(3,396,314)	-	(7,881)	-	(662,875)	-	(353,176)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVCA2
	2013	2012
Investment activity:
Net investment income (loss)	$-	(32,047)
Realized gain (loss) on investments	-	(342,665)
Change in unrealized gain (loss) on investments	-	1,202,582
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	827,870

Equity transactions:
Purchase payments received from contract owners (note 3)	-	16,827
Transfers between funds	-	(6,145,979)
Redemptions	-	(408,004)
Annuity benefits	-	(371)
Contract maintenance charges (note 2)	-	(729)
Contingent deferred sales charges (note 2)	-	(289)
Adjustments to maintain reserves	-	1,187

Net equity transactions	-	(6,537,358)

Net change in contract owners’ equity	-	(5,709,488)
Contract owners’ equity beginning of period	-	5,709,488

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	490,830
Units purchased	-	49,715
Units redeemed	-	(540,545)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)
AMERICAN FUNDS GROUP (THE)
Growth Fund - Class 1 (AFGF)
High-Income Bond Fund - Class 1 (AFHY)
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
STERLING CAPITAL FUNDS
Variable Insurance Funds - Equity Income VIF (BBGI)*
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class III (MLVGA3)
CHARLES SCHWAB FUNDS
Money Market Portfolio(TM) (CHSMM)
DELAWARE GROUP
VIP Value Series: Service Class (DWVVLS)
VIP Small Cap Value Series: Service Class (DWVSVS)
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
EATON VANCE FUNDS
Floating-Rate Income Fund (ETVFR)
FIDELITY INVESTMENTS
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
INVESCO INVESTMENTS
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Mid Cap Growth Portfolio- Class 1 (OGGO)*
Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (OGBDP)*
JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)*
Intrepid Growth Portfolio- Class 1 (OGLG)*
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)*
JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
LAZARD FUNDS
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)
New Discovery Series - Service Class (MNDSC)
Utilities Series - Service Class (MVUSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
Emerging Markets Debt Portfolio - Class II (MSEMB)
Global Real Estate Portfolio - Class II (VKVGR2)
U.S. Real Estate Portfolio - Class I (MSVRE)*
U.S. Real Estate Portfolio - Class II (MSVREB)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class II (GEM2)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Nationwide Fund - Class I (TRF)
NVIT Nationwide Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
American Century NVIT Growth Fund -Class II (CAF2)
NVIT International Index Fund - Class II (GVIX2)*
NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class I (EIF)
Invesco NVIT Comstock Value Fund - Class II (EIF2)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Real Estate Fund - Class II (NVRE2)
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)*
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NVIT Small Cap Index Fund Class II (NVSIX2)
NVIT S&P 500 Index Fund Class II (GVEX2)
NORTHERN LIGHTS
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
PIMCO FUNDS
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*
Real Return Portfolio - Advisor Class (PMVRA)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)*
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)*
VP International Fund - Class II (ACVI2)*
VP International Fund - Class III (ACVI3)*
VP International Fund - Class IV (ACVI4)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Ultra(R) Fund - Class II (ACVU2)*
VP Value Fund - Class I (ACVV)*
VP Value Fund - Class II (ACVV2)*
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Managed Tail Risk Fund II: Service Shares (FCA2S)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund Portfolio - Service Class 2 (FC2)*
Equity-Income Portfolio - Initial Class (FEIP)
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Contrafund Portfolio - Initial Class (FCP)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
VIP Growth Opportunities Portfolio - Initial Class (FGOP)*
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class 2 (FG2)
VIP High Income Portfolio - Initial Class R (FHIPR)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Initial Class R (FOPR)
VIP Overseas Portfolio - Service Class 2 (FO2)
VIP Overseas Portfolio - Service Class 2 R (FO2R)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
Franklin High Income Securities Fund: Class 2 (FTVHI2)
PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)
Growth Portfolio - I Class Shares (AMTG)*
Guardian Portfolio - I Class Shares (AMGP)*
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Income Fund/VA - Non-Service Shares (OVMS)
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Class 4 (OVGS4)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
International Growth Fund/VA - Non-Service Shares (OVIG)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Advisor Class (PMVAAD)
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Total Return Portfolio - Advisor Class (PMVTRD)
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)*
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST
VI American Franchise Fund - Series II Shares (ACEG2)
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
ROYCE CAPITAL FUNDS
Small-Cap Portfolio - Investment Class (ROCSC)
GUGGENHEIM INVESTMENTS
Variable Fund - Multi-Hedge Strategies (RVARS)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)*
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
WELLS FARGO FUNDS
Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)*
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2013, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(59)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%	0.50%	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%	-	1.50%(49)(51)(53)(60)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.50%(49)(51)(53)(60)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Trach Charge							1.5%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.40%(50)(51)(53)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	-	-	-	0.10%	0.4%(2)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.05%(52)	3.25%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%	0.20%	0.35%	0.35%	-	0.20%	0.20%
Combination Enhanced II	0.45%(25)	0.65%(25)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)	0.30%(10)	0.45%	0.65%	-	0.30%(10)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%	-	1.50%(49)(51)(53)(60)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	-	1.50%(49)(51)(53)(60)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	-	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.45%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%	-	0.45%	0.45%	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.50%(49)(51)(53)(60)	1.00%	-	1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)(60)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)	-	0.40%(50)(51)(53)	0.30%(36)	-	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.55%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator		Destination Navigator 2.0		Destination Navigator-NY		Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%		1.30%		1.30%		1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced II	-		-		-		-
One-Year Enhanced	0.20%		0.20%		0.20%		0.20%
One-Month Enhanced II	-		-		-		-
One-Month Enhanced	0.35%		0.35%		-		-
Combination Enhanced II	-		-		-		-
Combination Enhanced	0.45%		0.65%		-		-
Return of Premium	-		-		-		-
Beneficiary Protector II Option	0.35	%(35)	0.35	%(35)	-		-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-		-		1.00	%(40)	1.00	%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00	%(40)	1.00	%(51)(53)(55)	-		-
7% Nationwide Lifetime Income Rider (New York)	-		-		1.00%		1.50	%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-		1.50	%(49)(51)(53)	-		-
10% Nationwide Lifetime Income Rider (New York)	-		-		1.20%		-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%		-		-		-

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		0.15	%(45)	0.15	%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15	%(41)	0.15	%(51)(53)(56)	-		-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		0.30	%(36)	0.40	%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-		0.40	%(50)(51)(53)(60)	-		-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		-		-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30	%(33)	-				-
Reduced CDSC Option (“Liquidity Option”)	0.50	%(54)	0.50	%(54)	0.50	%(54)	0.50	%(54)

Maximum Variable Account Charges*	4.10	%(44)	4.20	%(52)	3.30	%(43)	3.40	%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3)	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19)	No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42)	No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
0.40%	$390,472	$-	$28	$-	$76	$-	$-	$80
0.60%	14,075	-	-	-	-	-	-	-
0.65%	246,294	-	-	-	-	-	-	-
0.75%	779,972	-	-	-	-	-	-	-
0.80%	200,220	-	-	-	-	-	-	-
0.85%	989,579	-	-	-	-	-	-	-
0.95%	301,162	1,312	-	-	-	-	-	-
1.05%	287,431	3,316	-	-	-	-	-	-
1.10%	11,218,011	-	-	-	-	-	-	-
1.15%	55,007,345	-	-	909	-	-	-	69,995
1.20%	360,023	-	-	-	-	-	-	-
1.25%	4,945,128	-	-	-	-	-	-	-
1.30%	130,183,410	-	-	2,361	-	150,726	15,199	833,019
1.35%	13,540,208	-	-	958	-	-	-	25,277
1.40%	16,656,708	-	-	185	-	-	-	-
1.45%	5,805,147	-	-	-	-	-	-	-
1.50%	29,303,279	-	-	9,188	-	-	-	260,534
1.55%	38,629,079	-	-	116	-	-	-	-
1.60%	7,077,940	-	-	11,009	-	-	-	52,779
1.65%	10,599,856	-	-	704	-	-	-	24,161
1.70%	3,195,162	-	-	-	-	-	-	-
1.75%	121,024,744	-	-	30,252	-	-	-	706,545
1.80%	8,979,557	-	-	9,486	-	-	-	21,117
1.85%	15,744,008	-	-	849	-	-	-	175,579
1.90%	3,406,564	-	-	-	-	-	-	-
1.95%	22,160,998	-	-	2,006	-	-	-	100,021
2.00%	11,444,499	-	-	3,581	-	-	-	9,342
2.05%	5,298,398	-	-	1,691	-	-	-	42,775
2.10%	7,366,671	-	-	2,848	-	-	-	23,602
2.15%	7,896,237	-	-	121	-	-	-	188
2.20%	9,943,146	-	-	7,029	-	-	-	146,038
2.25%	2,502,317	-	-	652	-	-	-	7,490
2.30%	5,352,696	-	-	3,013	-	-	-	31,405
2.35%	7,919,724	-	-	-	-	-	-	-
2.40%	2,357,565	-	-	-	-	-	-	184
2.45%	1,367,597	-	-	-	-	-	-	-
2.50%	6,761,958	-	-	-	-	-	-	-
2.55%	1,476,450	-	-	2,105	-	-	-	172
2.60%	528,096	-	-	162	-	-	-	-
2.65%	385,565	-	-	78	-	-	-	-
2.70%	635,411	-	-	-	-	-	-	-
2.75%	235,087	-	-	-	-	-	-	-
2.80%	236,689	-	-	-	-	-	-	-
2.85%	170,132	-	-	-	-	-	-	-
2.90%	80,401	-	-	-	-	-	-	-
2.95%	87,769	-	-	-	-	-	-	-
3.00%	82,059	-	-	-	-	-	-	-
3.05%	56,322	-	-	-	-	-	-	-
3.10%	3,429	-	-	-	-	-	-	-
3.20%	483	-	-	-	-	-	-	-
3.25%	1,960	-	-	-	-	-	-	-
3.30%	228	-	-	-	-	-	-	-
3.40%	1,646	-	-	-	-	-	-	-

Totals	$573,238,907	$4,628	$28	$89,303	$76	$150,726	$15,199	$2,530,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG

0.40%	$-	$32	$-	$139	$20	$-	$492	$-
0.60%	-	22	-	149	92	-	-	-
0.65%	-	42	63	-	-	-	1,075	-
0.75%	-	3,545	13,771	-	-	-	9,653	-
0.80%	-	445	-	-	-	10,192	-	2,439
0.85%	-	1,330	22,655	-	-	-	21,391	-
0.95%	-	866	32,324	-	-	-	20,067	-
1.05%	-	2,354	33,035	-	-	-	18,014	-
1.10%	-	23,425	-	-	-	-	36,720	-
1.15%	-	108,890	-	-	1,682	-	325,959	-
1.20%	-	595	-	-	-	-	8,362	-
1.25%	-	41,023	-	-	331	-	32,587	-
1.30%	13,147	304,345	-	-	3,556	2,053,263	252,669	437,666
1.35%	-	101,174	2,970	-	797	-	76,106	-
1.40%	-	67,616	-	-	239	969,207	17,088	117,121
1.45%	-	34,879	756	-	41	-	75,150	-
1.50%	-	463,744	-	-	2,639	-	194,488	-
1.55%	-	198,907	48	-	989	-	211,357	-
1.60%	-	272,210	-	-	2,107	-	80,526	-
1.65%	-	77,920	-	-	203	-	59,296	-
1.70%	-	12,320	-	-	-	-	17,147	-
1.75%	-	694,983	-	-	3,307	-	383,501	-
1.80%	-	137,993	-	-	151	-	74,105	-
1.85%	-	64,863	-	-	1,558	-	103,194	-
1.90%	-	13,437	-	-	32	-	14,543	-
1.95%	-	227,588	-	-	1,389	-	72,055	-
2.00%	-	50,003	-	-	254	-	61,219	-
2.05%	-	45,776	-	-	868	-	24,121	-
2.10%	-	60,654	-	-	155	-	31,530	-
2.15%	-	26,980	-	-	280	-	10,366	-
2.20%	-	102,674	-	-	1,303	-	44,462	-
2.25%	-	7,690	-	-	-	-	9,457	-
2.30%	-	47,615	-	-	1,287	-	31,703	-
2.35%	-	9,017	-	-	41	-	13,127	-
2.40%	-	-	-	-	51	-	5,744	-
2.45%	-	2,557	-	-	-	-	3,183	-
2.50%	-	2,481	-	-	85	-	5,696	-
2.55%	-	6,566	-	-	412	-	3,330	-
2.60%	-	3,234	-	-	-	-	148	-
2.65%	-	4,672	-	-	153	-	616	-
2.70%	-	-	-	-	-	-	1,005	-
2.75%	-	-	-	-	-	-	53	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	651	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$13,147	$3,224,467	$105,622	$288	$24,022	$3,032,662	$2,351,956	$557,226

	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1

0.40%	$143	$30	$28	$79	$137	$104	$-	$76
0.60%	79	168	-	59	-	-	-	-
0.65%	-	-	-	126	512	55	-	-
0.75%	-	-	-	1,658	574	209	922	-
0.80%	-	-	-	-	-	-	120	-
0.85%	-	-	-	2,915	1,761	26	206	-
0.95%	-	-	-	-	-	-	754	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	197	3,689	73	4,045	-
1.15%	-	-	1,176	8,301	22,130	1,923	33,456	-
1.20%	-	-	-	-	-	-	481	-
1.25%	-	-	-	226	1,434	34	8,193	-
1.30%	-	-	2,510	61,236	128,490	8,676	45,875	-
1.35%	-	-	153	3,783	8,211	1,312	12,128	-
1.40%	-	-	173	-	683	606	4,309	-
1.45%	-	-	29	785	2,243	-	6,041	-
1.50%	-	-	7,893	15,170	45,629	6,018	16,093	-
1.55%	-	-	386	2,081	20,705	583	35,956	-
1.60%	-	-	4,942	5,384	10,404	3,969	4,696	-
1.65%	-	-	95	3,280	12,370	1,910	6,240	-
1.70%	-	-	23	417	1,938	43	3,409	-
1.75%	-	-	8,949	26,008	72,001	15,894	60,440	-
1.80%	-	-	120	892	6,104	1,556	7,762	-
1.85%	-	-	1,688	6,942	38,225	1,656	7,602	-
1.90%	-	-	-	39	12,915	-	2,215	-
1.95%	-	-	894	6,862	17,413	2,473	20,162	-
2.00%	-	-	155	929	17,238	993	7,122	-
2.05%	-	-	1,038	3,331	16,579	2,686	2,806	-
2.10%	-	-	1,487	1,535	7,769	4,191	23,400	-
2.15%	-	-	42	8	1,727	2,927	7,638	-
2.20%	-	-	3,300	7,474	6,604	2,194	6,018	-
2.25%	-	-	-	70	151	-	1,757	-
2.30%	-	-	150	3,437	16,173	6,950	8,051	-
2.35%	-	-	-	598	5,429	121	9,135	-
2.40%	-	-	-	-	1,813	-	1,419	-
2.45%	-	-	-	-	6,375	751	2,124	-
2.50%	-	-	-	108	1,158	113	5,676	-
2.55%	-	-	-	110	7,777	719	1,406	-
2.60%	-	-	-	-	301	-	231	-
2.65%	-	-	78	408	2,198	373	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	655	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	651	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$222	$198	$35,309	$164,448	$498,860	$69,138	$359,194	$76

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC

0.40%	$-	$-	$3	$990	$14	$-	$14	$-
0.60%	-	-	13	162	-	-	23	-
0.65%	-	-	-	846	-	-	-	-
0.75%	-	-	-	2,299	331	1,419	-	-
0.80%	496	-	-	2,883	423	2,413	-	-
0.85%	-	-	-	7,253	1,214	2,913	-	-
0.95%	-	13,291	-	9,888	4	13,680	-	468
1.05%	-	22,561	-	10,547	235	9,311	-	-
1.10%	-	554	-	22,599	1,173	5,688	-	897
1.15%	-	17,762	-	227,906	13,564	118,233	-	18,951
1.20%	-	77	-	237	-	22	-	983
1.25%	-	12,489	-	20,270	1,330	17,975	-	11,786
1.30%	136,817	178	-	444,072	98,212	326,794	-	409
1.35%	-	262	-	75,670	10,971	39,377	-	2,692
1.40%	40,987	1,353	-	57,841	20,412	70,398	-	1,772
1.45%	-	4,620	-	25,480	4,240	20,376	-	3,285
1.50%	-	8,901	-	108,759	31,163	38,908	-	11,388
1.55%	-	28,177	-	174,685	11,871	127,494	-	18,968
1.60%	-	2,128	-	52,893	15,836	26,090	-	2,844
1.65%	-	66	-	38,475	32,713	23,690	-	2,238
1.70%	-	5,624	-	13,612	1,373	10,804	-	5,165
1.75%	-	17,788	-	431,503	21,125	105,595	-	13,205
1.80%	-	3,143	-	33,482	5,166	34,212	-	4,774
1.85%	-	1,694	-	57,995	5,849	10,151	-	7,261
1.90%	-	736	-	8,267	269	5,521	-	3,497
1.95%	-	1,940	-	84,600	7,485	23,057	-	1,530
2.00%	-	-	-	70,538	1,909	20,614	-	514
2.05%	-	4,230	-	16,727	3,168	3,967	-	4,591
2.10%	-	989	-	40,958	5,718	11,296	-	1,931
2.15%	-	2,584	-	29,567	1,529	7,296	-	1,296
2.20%	-	3,956	-	46,985	12,833	9,028	-	2,432
2.25%	-	-	-	5,593	1,189	1,046	-	46
2.30%	-	-	-	32,639	1,349	2,678	-	302
2.35%	-	-	-	29,551	-	763	-	455
2.40%	-	-	-	10,812	-	226	-	-
2.45%	-	-	-	10,151	745	1,688	-	308
2.50%	-	-	-	18,884	-	109	-	107
2.55%	-	-	-	3,732	2,163	737	-	4
2.60%	-	-	-	1,071	32	62	-	-
2.65%	-	-	-	2,352	352	1,033	-	-
2.70%	-	-	-	1,283	-	-	-	-
2.75%	-	-	-	195	-	-	-	-
2.80%	-	-	-	1,739	-	-	-	32
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	13	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$178,300	$155,103	$16	$2,236,004	$315,960	$1,094,664	$37	$124,131

	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$211	$28	$2,748	$2,291	$-	$-	$-	$-
0.60%	-	-	-	48	-	-	-	8
0.65%	-	-	1,907	859	-	-	-	-
0.75%	378	-	11,100	7,026	-	-	-	-
0.80%	-	-	634	-	2	-	22	-
0.85%	731	-	15,566	5,983	-	-	-	-
0.95%	-	-	2,206	2,038	-	4,382	-	-
1.05%	-	-	840	1,364	-	1,408	-	-
1.10%	165	-	73,152	4,613	-	4,195	-	154
1.15%	11,633	-	582,476	118,276	-	35,385	-	1,934
1.20%	-	-	5,865	-	-	63	-	-
1.25%	545	-	51,445	5,525	-	5,433	-	1,546
1.30%	33,311	-	541,375	405,073	11,691	-	26,658	-
1.35%	6,859	-	151,400	38,873	-	8,808	-	-
1.40%	9,366	-	101,656	22,449	4,993	2,268	12,947	661
1.45%	4,250	-	77,689	16,288	-	12,256	-	703
1.50%	14,772	-	199,405	120,604	-	15,914	-	4,030
1.55%	11,214	-	529,093	68,278	-	44,714	-	1,724
1.60%	10,235	-	78,638	57,111	-	3,047	-	-
1.65%	3,953	-	155,940	32,942	-	5,039	-	-
1.70%	1,415	-	66,891	3,911	-	13,022	-	440
1.75%	58,492	-	1,457,579	339,917	-	54,169	-	624
1.80%	5,203	-	141,805	15,706	-	6,250	-	239
1.85%	5,913	-	123,166	86,073	-	3,504	-	136
1.90%	697	-	31,083	8,281	-	2,097	-	-
1.95%	30,349	-	209,720	60,842	-	8,100	-	31
2.00%	6,069	-	189,666	41,925	-	7,566	-	-
2.05%	4,930	-	39,751	27,021	-	2,287	-	576
2.10%	7,239	-	94,449	20,127	-	2,608	-	-
2.15%	2,813	-	171,468	8,581	-	2,691	-	-
2.20%	4,353	-	72,897	60,977	-	2,281	-	-
2.25%	141	-	35,342	1,609	-	997	-	-
2.30%	5,480	-	45,328	32,171	-	1,676	-	-
2.35%	1,194	-	158,923	5,761	-	4,842	-	-
2.40%	800	-	51,703	3,389	-	811	-	-
2.45%	339	-	16,824	8,108	-	128	-	-
2.50%	95	-	29,367	4,152	-	9,473	-	-
2.55%	3,446	-	21,839	10,821	-	112	-	-
2.60%	-	-	12,043	2,285	-	477	-	-
2.65%	335	-	2,629	3,360	-	44	-	-
2.70%	-	-	5,045	-	-	77	-	-
2.75%	-	-	1,893	-	-	-	-	-
2.80%	-	-	960	106	-	-	-	-
2.85%	-	-	413	-	-	-	-	-
2.90%	-	-	1,254	-	-	-	-	-
2.95%	-	-	583	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	218	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	39	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$246,926	$28	$5,566,013	$1,654,764	$16,686	$266,124	$39,627	$12,806

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	VKVGR2	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.40%	$9	$-	$-	$-	$584	$12,728	$339	$1,525
0.60%	16	-	-	-	62	533	347	59
0.65%	-	-	-	-	1,136	18,956	4,726	584
0.75%	-	-	-	-	2,513	42,189	9,309	2,924
0.80%	-	-	-	1,652	-	948	436	917
0.85%	-	-	-	-	3,442	36,961	6,297	4,899
0.95%	-	-	-	-	4,350	734	4,704	1,712
1.05%	-	-	-	-	5,897	2,226	2,121	1,790
1.10%	-	-	-	-	39,899	1,862,216	413,358	30,709
1.15%	-	-	26	-	360,463	6,987,600	2,159,370	248,074
1.20%	-	-	-	-	713	12,126	6,346	919
1.25%	-	-	-	-	51,269	543,751	111,340	30,304
1.30%	-	145	-	522,886	166,520	14,867,881	4,873,546	451,518
1.35%	-	-	9	-	129,003	1,598,807	482,627	100,678
1.40%	-	311	-	181,226	23,021	310,598	66,247	39,611
1.45%	-	-	-	-	68,568	541,471	194,098	35,300
1.50%	-	-	27	-	99,428	3,868,989	1,143,759	184,877
1.55%	-	-	-	-	336,073	4,456,191	1,443,059	220,323
1.60%	-	-	-	-	29,181	422,363	72,532	76,870
1.65%	-	-	-	-	68,592	1,214,706	329,955	52,018
1.70%	-	-	-	-	38,255	298,867	113,925	17,462
1.75%	520	-	-	-	462,742	15,854,629	4,345,723	538,084
1.80%	-	-	-	-	63,736	739,049	222,709	51,880
1.85%	-	-	-	-	69,889	2,129,530	836,881	64,263
1.90%	-	-	-	-	24,846	257,487	172,413	13,534
1.95%	221	-	-	-	65,589	2,949,883	816,973	102,699
2.00%	-	-	-	-	44,248	1,273,765	365,704	48,894
2.05%	-	-	-	-	29,170	575,555	312,750	18,685
2.10%	293	-	-	-	39,880	841,713	229,862	54,297
2.15%	-	-	-	-	34,830	336,776	196,689	18,681
2.20%	248	-	-	-	39,991	1,280,639	356,778	39,036
2.25%	-	-	-	-	8,829	248,150	179,339	6,913
2.30%	-	-	-	-	40,299	566,472	287,876	24,585
2.35%	-	-	-	-	34,619	586,759	515,104	15,722
2.40%	-	-	-	-	9,791	207,651	164,857	5,208
2.45%	-	-	-	-	16,813	173,975	70,538	6,468
2.50%	-	-	-	-	30,457	931,580	888,050	19,143
2.55%	161	-	-	-	5,580	167,611	69,849	2,783
2.60%	-	-	-	-	2,235	35,788	33,169	1,205
2.65%	-	-	-	-	4,777	46,484	36,030	2,456
2.70%	-	-	-	-	1,790	69,632	65,569	659
2.75%	-	-	-	-	62	20,185	16,817	159
2.80%	-	-	-	-	1,362	39,253	10,030	517
2.85%	-	-	-	-	1,434	20,162	20,314	-
2.90%	-	-	-	-	93	7,807	6,577	43
2.95%	-	-	-	-	398	9,910	9,663	190
3.00%	-	-	-	-	-	2,337	2,281	-
3.05%	-	-	-	-	-	5,352	5,223	-
3.10%	-	-	-	-	-	800	781	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	653	634	-
3.30%	-	-	-	-	33	-	23	16
3.40%	-	-	-	-	-	-	-	-

	$1,468	$456	$62	$705,764	$2,462,462	$66,480,428	$21,677,647	$2,539,193

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

0.40%	$993	$437	$-	$-	$19	$-	$-	$-
0.60%	514	964	-	-	-	-	-	-
0.65%	337	5,457	-	-	-	-	-	-
0.75%	2,689	11,899	-	491	-	-	-	1,017
0.80%	1,761	363	-	626	40	-	984	-
0.85%	7,783	8,584	-	1,502	-	-	-	1,607
0.95%	2,178	2,230	600	4,948	-	-	-	1,181
1.05%	2,944	404	112	2,249	-	-	-	1,073
1.10%	62,707	406,615	344	4,145	-	-	-	4,589
1.15%	406,716	2,218,048	14,608	169,935	-	3,492	-	105,699
1.20%	1,206	5,826	649	144	-	455	-	243
1.25%	36,481	105,648	7,938	16,857	-	1,401	-	12,248
1.30%	617,439	5,160,451	15	169,054	973	-	210,820	37,750
1.35%	145,188	521,497	4,271	43,097	-	-	-	33,758
1.40%	64,182	38,359	1,151	53,483	1,434	651	38,749	3,958
1.45%	61,326	182,760	3,337	45,879	-	359	-	27,164
1.50%	300,151	1,279,785	2,655	108,450	-	281	-	72,326
1.55%	386,824	1,491,742	24,662	160,688	-	3,685	-	89,007
1.60%	148,860	157,697	2,271	75,773	-	-	-	55,174
1.65%	89,677	337,300	411	36,251	-	-	-	32,439
1.70%	36,495	102,594	4,431	10,553	-	691	-	4,593
1.75%	858,526	4,592,267	5,395	138,482	-	60	-	111,600
1.80%	87,469	219,751	2,731	73,314	-	381	-	20,612
1.85%	111,332	898,451	3,087	53,456	-	1,048	-	20,982
1.90%	31,957	177,820	508	8,532	-	536	-	3,207
1.95%	178,014	881,017	214	24,131	-	555	-	41,749
2.00%	108,633	402,936	132	24,580	-	-	-	17,182
2.05%	58,114	331,336	268	6,010	-	77	-	6,293
2.10%	56,268	233,395	-	8,969	-	-	-	39,727
2.15%	31,927	211,121	394	6,936	-	257	-	6,944
2.20%	76,800	398,341	-	44,382	-	422	-	37,973
2.25%	10,267	194,583	-	4,586	-	1	-	3,287
2.30%	30,384	324,962	-	16,427	-	-	-	7,904
2.35%	36,238	536,769	-	2,063	-	-	-	1,838
2.40%	3,858	170,260	-	184	-	-	-	327
2.45%	8,043	79,942	-	2,938	-	-	-	4,549
2.50%	31,701	915,394	-	-	-	-	-	571
2.55%	5,723	76,921	-	11,407	-	-	-	4,616
2.60%	2,960	35,922	-	-	-	-	-	2,951
2.65%	10,362	37,614	-	301	-	-	-	1,954
2.70%	3,052	66,588	-	-	-	-	-	-
2.75%	1,110	15,720	-	31	-	-	-	-
2.80%	960	12,038	-	2,586	-	-	-	1,065
2.85%	778	20,236	-	-	-	-	-	-
2.90%	77	6,873	-	-	-	-	-	-
2.95%	136	10,260	-	-	-	-	-	-
3.00%	-	2,423	-	-	-	-	-	-
3.05%	-	5,550	-	-	-	-	-	-
3.10%	-	830	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	673	-	-	-	-	-	-
3.30%	16	16	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,121,156	$22,898,669	$80,184	$1,333,440	$2,466	$14,352	$250,553	$819,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GIG	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2

0.40%	$11	$-	$136	$-	$269	$-	$214	$-
0.60%	81	-	-	-	-	-	-	-
0.65%	-	-	30	-	116	-	1,765	-
0.75%	-	-	371	-	1,016	-	5,404	690
0.80%	25	1,096	-	3,290	-	173	-	164
0.85%	-	-	2,518	-	1,041	-	9,578	767
0.95%	-	-	227	-	89	-	-	-
1.05%	-	-	400	-	4	-	352	-
1.10%	-	-	7,823	-	8,008	-	36,366	1,639
1.15%	-	-	47,236	-	35,245	-	299,190	60,428
1.20%	-	-	-	-	156	-	4,353	-
1.25%	-	-	3,609	-	9,366	-	18,907	4,197
1.30%	117	202,766	40,859	705,753	83,123	32,050	85,852	35,684
1.35%	-	-	12,868	-	10,993	-	61,690	12,466
1.40%	379	119,630	1,981	381,149	2,322	7,724	38,243	3,650
1.45%	-	-	12,684	-	2,410	-	33,675	2,798
1.50%	-	-	28,092	-	34,893	-	68,069	35,990
1.55%	-	-	39,103	-	47,786	-	297,138	36,465
1.60%	-	-	11,568	-	14,489	-	19,701	26,720
1.65%	-	-	6,867	-	10,210	-	87,837	9,025
1.70%	-	-	2,953	-	2,036	-	38,288	3,655
1.75%	-	-	92,731	-	96,534	-	779,753	142,494
1.80%	-	-	7,607	-	13,524	-	73,134	8,675
1.85%	-	-	10,245	-	12,335	-	51,792	4,604
1.90%	-	-	4,263	-	2,792	-	10,156	197
1.95%	-	-	17,820	-	37,103	-	95,533	31,283
2.00%	-	-	10,866	-	17,648	-	120,702	18,733
2.05%	-	-	2,401	-	14,295	-	31,796	2,751
2.10%	-	-	9,650	-	7,813	-	60,052	42,343
2.15%	-	-	1,578	-	4,041	-	131,887	1,075
2.20%	-	-	5,548	-	18,404	-	56,462	20,368
2.25%	-	-	1,443	-	406	-	21,454	1,175
2.30%	-	-	9,827	-	9,738	-	19,347	4,073
2.35%	-	-	4,879	-	6,554	-	121,641	1,992
2.40%	-	-	1,650	-	2,543	-	39,252	-
2.45%	-	-	130	-	1,674	-	8,244	240
2.50%	-	-	2,110	-	1,175	-	4,749	186
2.55%	-	-	2,124	-	2,170	-	13,340	5,835
2.60%	-	-	22	-	-	-	4,038	50,261
2.65%	-	-	531	-	1,874	-	1,783	412
2.70%	-	-	-	-	-	-	4,147	-
2.75%	-	-	481	-	39	-	1,563	-
2.80%	-	-	-	-	9,489	-	11,404	-
2.85%	-	-	-	-	-	-	401	-
2.90%	-	-	-	-	-	-	1,147	-
2.95%	-	-	-	-	-	-	558	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	196	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	39	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$613	$323,492	$405,231	$1,090,192	$523,723	$39,947	$2,771,192	$571,035

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2

0.40%	$790	$6,931	$-	$6,547	$-	$1,651	$-	$131
0.60%	-	274	-	71	-	26	-	-
0.65%	7,744	31,462	3,914	12,576	-	2,928	-	1,511
0.75%	21,838	31,835	16,840	66,277	16,521	18,622	-	6,102
0.80%	35	19	14	110	66	-	84	-
0.85%	52,005	100,148	11,404	50,462	4,028	34,696	-	10,217
0.95%	-	-	-	-	-	-	-	1,528
1.05%	-	-	-	-	-	-	-	2,269
1.10%	1,052,406	1,076,935	377,475	1,440,018	118,437	443,119	-	38,384
1.15%	1,976,283	4,063,110	927,756	3,759,458	896,936	1,119,189	-	192,855
1.20%	28,830	10,903	10,660	33,443	-	2,707	-	3,379
1.25%	221,353	309,235	114,358	289,632	44,797	101,393	-	17,418
1.30%	7,290,278	8,489,195	2,419,226	8,921,600	145,165	2,676,713	26,140	58,388
1.35%	413,754	1,039,096	196,073	1,056,079	225,466	264,734	-	40,604
1.40%	61,895	16,222	61,710	105,735	43,839	43,820	12,710	29,193
1.45%	157,200	249,852	91,007	285,964	82,639	103,288	-	27,980
1.50%	1,841,287	2,423,123	592,690	2,424,602	179,584	662,841	-	55,360
1.55%	1,126,828	1,966,197	819,821	2,151,822	736,885	845,881	-	174,644
1.60%	161,582	71,648	87,583	260,684	75,868	76,622	-	26,752
1.65%	350,848	484,522	238,972	659,645	216,650	212,868	-	63,706
1.70%	54,979	171,023	18,272	120,781	37,628	42,638	-	31,760
1.75%	5,462,966	12,079,551	2,716,600	10,149,698	1,539,372	2,632,330	-	540,842
1.80%	209,751	323,200	287,278	461,012	147,117	245,216	-	60,643
1.85%	899,558	1,145,178	479,510	1,156,804	80,770	518,125	-	30,437
1.90%	180,993	387,416	46,312	179,015	52,516	81,231	-	5,016
1.95%	956,684	2,630,628	499,131	1,841,157	249,891	448,948	-	65,314
2.00%	404,474	590,207	429,746	811,067	321,250	185,115	-	71,898
2.05%	203,586	343,689	107,671	332,057	64,437	61,161	-	15,542
2.10%	234,507	598,338	277,126	477,968	85,377	163,872	-	30,233
2.15%	211,148	460,770	56,507	283,927	293,492	80,610	-	73,925
2.20%	439,048	737,898	276,313	837,350	110,517	183,133	-	23,962
2.25%	127,500	45,016	33,290	77,125	50,709	56,302	-	19,480
2.30%	276,268	417,723	141,766	317,740	124,405	131,311	-	6,959
2.35%	583,533	383,640	82,111	193,348	151,061	57,200	-	84,785
2.40%	113,648	97,584	34,010	62,840	40,117	19,783	-	22,764
2.45%	110,521	115,819	31,253	65,703	14,365	35,636	-	8,480
2.50%	1,489,620	176,698	63,360	137,359	47,169	98,596	-	5,285
2.55%	49,317	151,340	19,204	69,103	1,357	5,460	-	6,254
2.60%	32,318	829	10,804	20,849	6,235	20,659	-	3,099
2.65%	8,768	12,947	7,151	12,302	9,050	11,594	-	406
2.70%	173,587	9,749	3,700	15,507	1,609	44,392	-	2,476
2.75%	5,791	2,454	52,123	23,931	-	5,519	-	1,886
2.80%	-	-	3,004	734	2,065	-	-	828
2.85%	33,988	-	4,624	13,347	-	9,657	-	310
2.90%	-	-	-	-	3,190	3,902	-	919
2.95%	5,216	4,466	-	5,989	-	26,051	-	181
3.00%	618	1,407	-	1,550	-	-	-	-
3.05%	7,670	-	3,333	8,353	3,394	-	-	190
3.10%	1,018	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	1,646	-	-	-	-

	$27,042,031	$41,258,277	$11,653,702	$39,202,987	$6,223,974	$11,779,539	$38,934	$1,864,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVLCP2	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA

0.40%	$147	$-	$3	$202	$9	$968	$-	$465
0.60%	44	-	-	-	33	-	-	-
0.65%	621	-	1,282	2,216	-	911	261	-
0.75%	1,167	-	2,519	8,811	-	1,451	654	1,007
0.80%	617	27,888	-	3,489	5,694	-	250	5,232
0.85%	1,061	-	7,461	11,428	-	579	3,765	2,656
0.95%	157	-	2,050	10,722	-	-	1,233	1,111
1.05%	767	-	3,469	10,568	-	80	1,319	2,138
1.10%	10,893	-	33,785	52,545	-	2,004	30,415	11,031
1.15%	58,037	-	299,940	584,298	-	27,252	51,994	286,468
1.20%	-	-	4,365	5,445	-	-	115	7,117
1.25%	8,872	-	19,637	52,785	-	739	1,414	55,704
1.30%	154,738	1,249,204	29,130	882,659	336,601	104,432	61,100	106,645
1.35%	16,980	-	66,918	137,801	-	8,994	8,435	95,195
1.40%	16,553	432,338	36,763	398,764	105,947	10,341	7,047	66,735
1.45%	4,136	-	30,260	82,698	-	3,570	8,089	27,352
1.50%	57,629	-	47,193	100,853	-	35,529	20,999	179,041
1.55%	62,539	-	311,585	494,239	-	8,335	27,313	212,604
1.60%	13,501	-	11,326	60,408	-	16,132	11,077	70,073
1.65%	23,902	-	82,557	122,150	-	15,696	5,450	132,745
1.70%	3,789	-	42,786	57,930	-	1,661	1,187	42,891
1.75%	161,846	-	758,846	998,528	-	131,037	57,236	792,914
1.80%	13,199	-	72,100	122,703	-	1,719	6,753	50,186
1.85%	42,478	-	30,695	67,555	-	28,991	11,058	69,976
1.90%	2,053	-	7,882	18,583	-	2,538	1,508	80,147
1.95%	29,463	-	79,100	149,943	-	20,661	15,465	219,945
2.00%	9,505	-	109,555	149,263	-	10,886	16,714	122,479
2.05%	2,736	-	18,833	34,167	-	5,640	3,753	153,326
2.10%	11,131	-	41,708	51,380	-	9,068	2,496	100,804
2.15%	5,858	-	134,833	136,055	-	2,460	1,362	316,091
2.20%	17,064	-	25,699	60,980	-	8,119	10,457	38,183
2.25%	498	-	22,893	25,320	-	2,698	1,361	170,941
2.30%	14,786	-	10,740	29,079	-	12,156	3,225	91,412
2.35%	4,257	-	130,415	146,120	-	408	5,498	255,661
2.40%	469	-	39,550	43,094	-	15	89	54,347
2.45%	142	-	8,446	8,516	-	42	1,378	23,809
2.50%	2,554	-	5,552	22,539	-	1,686	969	57,475
2.55%	102	-	9,208	10,306	-	8,231	1,358	63,945
2.60%	856	-	6,092	5,857	-	-	49	14,974
2.65%	410	-	636	6,244	-	255	-	10,241
2.70%	1,886	-	5,739	6,476	-	-	-	485
2.75%	-	-	1,918	6,157	-	-	7	163
2.80%	-	-	885	1,449	-	374	-	15,822
2.85%	-	-	438	346	-	-	-	157
2.90%	-	-	1,163	1,192	-	-	-	1,434
2.95%	-	-	556	532	-	-	-	-
3.00%	-	-	-	-	-	-	-	10,471
3.05%	-	-	200	214	-	-	-	5,821
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	39	37	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$757,443	$1,709,430	$2,556,750	$5,182,646	$448,284	$485,658	$382,853	$4,027,419

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.40%	$3,765	$7,838	$-	$4,429	$10	$3,555	$710	$2,548
0.60%	26	201	-	39	-	-	10	-
0.65%	4,812	41,033	10,666	34,162	3,223	9,738	1,047	2,541
0.75%	31,358	87,294	20,041	58,459	10,808	22,846	3,131	23,734
0.80%	45	192	259	5,549	10,332	1,755	2,224	9,563
0.85%	44,393	102,363	18,895	63,032	11,020	25,719	10,330	16,130
0.95%	-	1	139	7,919	8,236	4,463	2,548	5,256
1.05%	844	458	1,503	6,201	12,032	1,733	2,560	2,347
1.10%	254,796	345,690	194,233	917,450	217,489	237,167	7,752	69,970
1.15%	898,169	1,779,218	1,056,345	5,123,942	2,998,596	1,469,187	174,680	1,060,543
1.20%	2,993	1,790	14,986	21,841	43,650	5,449	1,936	8,096
1.25%	71,384	75,409	59,637	406,898	223,495	132,585	22,769	110,838
1.30%	4,875,104	5,650,955	2,450,204	6,367,976	338,042	2,284,326	479,652	2,061,886
1.35%	174,236	399,104	180,525	952,406	619,493	336,513	50,886	227,515
1.40%	21,671	12,098	130,589	811,185	348,252	210,533	119,520	741,495
1.45%	18,847	166,675	111,950	365,253	255,503	165,980	48,858	130,695
1.50%	1,048,108	1,192,769	642,716	1,758,071	402,311	543,181	65,256	402,744
1.55%	331,866	771,876	642,093	3,258,720	2,346,533	933,845	142,636	952,616
1.60%	89,636	64,120	142,271	408,559	158,003	139,440	43,487	276,515
1.65%	154,687	262,069	181,078	840,594	576,086	338,866	22,308	184,063
1.70%	14,457	43,097	22,111	278,764	216,230	61,355	15,122	50,291
1.75%	2,578,322	5,641,639	2,264,899	9,917,492	4,663,435	2,747,207	261,491	1,517,006
1.80%	92,195	115,695	272,171	670,615	383,870	195,951	47,742	208,932
1.85%	322,489	627,717	431,349	910,727	233,898	276,626	42,985	285,044
1.90%	88,486	21,482	43,576	385,685	328,803	159,661	7,547	36,485
1.95%	478,104	1,127,878	233,908	1,456,093	792,245	332,116	57,965	238,668
2.00%	140,840	211,902	394,798	854,739	525,391	286,286	25,582	185,580
2.05%	125,369	95,402	116,281	398,410	249,958	85,458	13,255	105,512
2.10%	100,129	274,343	102,431	500,903	291,218	154,524	28,099	99,437
2.15%	130,355	122,071	86,864	1,164,588	1,006,410	198,154	12,602	62,790
2.20%	305,426	312,676	270,922	477,677	151,255	194,096	32,194	176,021
2.25%	54,501	14,638	28,507	287,402	156,794	166,008	7,218	17,164
2.30%	132,013	114,422	118,174	309,766	178,762	112,153	10,362	83,916
2.35%	192,193	60,928	66,812	907,874	613,697	303,946	13,329	53,180
2.40%	52,493	12,572	18,434	233,157	188,725	108,401	4,065	24,123
2.45%	10,380	29,643	15,148	75,252	53,197	14,078	4,254	21,369
2.50%	245,910	25,316	55,267	477,417	125,935	329,962	6,712	39,877
2.55%	15,195	26,251	27,498	93,197	71,116	68,306	3,920	17,172
2.60%	27,744	-	11,179	36,773	29,580	8,972	185	2,398
2.65%	8,231	578	15,115	19,024	5,893	6,060	1,024	4,364
2.70%	15,062	-	3,380	47,626	8,879	16,102	-	2,437
2.75%	108	-	4,656	17,270	9,219	2,867	17	3,931
2.80%	5,315	-	4,599	5,378	9,211	1,597	-	658
2.85%	4,352	-	-	9,832	11,986	4,866	-	1,003
2.90%	3,753	-	-	12,948	14,306	4,139	-	230
2.95%	286	-	-	-	2,244	897	-	83
3.00%	-	4,032	-	29,672	8,957	18,311	-	-
3.05%	5,337	-	-	931	1,900	927	-	41
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	6
3.40%	-	-	-	-	-	-	-	-

	$13,175,785	$19,843,435	$10,466,209	$40,991,897	$18,916,228	$12,725,907	$1,797,970	$9,526,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1

0.40%	$-	$142	$-	$-	$263	$-	$199	$-
0.60%	-	-	-	-	-	-	73	-
0.65%	-	1,304	-	-	353	-	866	-
0.75%	-	3,894	-	-	3,027	-	5,254	-
0.80%	1,510	-	-	167	-	1,339	-	356
0.85%	-	6,247	-	-	1,479	-	3,008	-
0.95%	-	510	183	-	2,503	-	2,953	-
1.05%	-	1,876	-	-	1,364	-	3,129	-
1.10%	-	34,269	-	-	21,753	-	18,525	-
1.15%	-	296,413	1,418	-	132,328	-	219,881	-
1.20%	-	4,564	-	-	1,091	-	3,217	-
1.25%	-	20,502	139	-	8,275	-	29,313	-
1.30%	306,612	68,749	-	45,567	96,843	105,287	66,821	36,279
1.35%	-	68,156	-	-	24,200	-	52,313	-
1.40%	142,389	34,681	214	21,332	5,430	25,511	20,417	19,238
1.45%	-	41,624	167	-	13,233	-	32,737	-
1.50%	-	66,397	844	-	48,126	-	83,587	-
1.55%	-	302,344	1,670	-	105,305	-	254,889	-
1.60%	-	15,465	237	-	11,903	-	31,789	-
1.65%	-	81,790	-	-	24,165	-	60,053	-
1.70%	-	40,577	71	-	14,346	-	28,293	-
1.75%	-	772,718	85	-	231,093	-	427,912	-
1.80%	-	69,513	270	-	13,444	-	58,027	-
1.85%	-	39,419	502	-	22,455	-	42,519	-
1.90%	-	7,751	-	-	10,512	-	9,616	-
1.95%	-	93,201	33	-	44,375	-	66,348	-
2.00%	-	115,613	-	-	23,680	-	71,101	-
2.05%	-	20,052	1,744	-	10,866	-	24,887	-
2.10%	-	43,771	249	-	14,099	-	36,319	-
2.15%	-	141,375	-	-	8,252	-	67,669	-
2.20%	-	30,360	-	-	18,581	-	42,154	-
2.25%	-	20,008	-	-	3,069	-	14,509	-
2.30%	-	12,021	-	-	14,555	-	22,352	-
2.35%	-	124,082	-	-	13,427	-	50,891	-
2.40%	-	40,709	-	-	3,678	-	20,839	-
2.45%	-	11,030	-	-	3,808	-	11,363	-
2.50%	-	5,118	-	-	12,600	-	6,557	-
2.55%	-	11,565	-	-	1,494	-	6,951	-
2.60%	-	3,547	-	-	1,487	-	2,046	-
2.65%	-	1,389	-	-	1,614	-	2,750	-
2.70%	-	4,950	-	-	307	-	1,897	-
2.75%	-	1,696	-	-	330	-	791	-
2.80%	-	1,189	-	-	1,189	-	336	-
2.85%	-	409	-	-	-	-	148	-
2.90%	-	1,125	-	-	65	-	503	-
2.95%	-	638	-	-	-	-	252	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	186	-	-	-	-	76	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	54	-	-	-	-	19	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	11	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$450,511	$2,662,993	$7,826	$67,066	$970,978	$132,137	$1,906,149	$55,873

	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF

0.40%	$245	$-	$96	$8	$38	$-	$10	$-
0.60%	26	-	-	-	-	-	-	-
0.65%	524	-	683	-	1,119	-	-	-
0.75%	4,995	-	2,191	-	4,994	-	139	-
0.80%	29	6,735	-	-	1,892	487	-	2,546
0.85%	521	-	4,127	-	4,551	-	1,170	-
0.95%	1,100	-	4,685	-	43	-	343	-
1.05%	20	-	1,456	-	-	-	-	-
1.10%	10,362	-	29,001	-	27,309	-	2,346	-
1.15%	83,139	-	243,448	-	209,337	-	38,122	-
1.20%	1,708	-	3,251	-	2,755	-	-	-
1.25%	16,552	-	26,671	-	17,464	-	6,435	-
1.30%	103,784	2,086,673	74,706	-	1,762,806	70,854	22,269	363,777
1.35%	21,854	-	66,187	-	52,859	-	6,510	-
1.40%	8,761	420,851	24,355	-	538,127	15,601	3,107	132,942
1.45%	12,494	-	36,910	-	25,988	-	8,698	-
1.50%	78,655	-	64,834	-	50,701	-	19,959	-
1.55%	98,875	-	244,704	-	224,372	-	38,468	-
1.60%	24,769	-	20,365	-	16,277	-	9,274	-
1.65%	23,070	-	76,957	-	62,551	-	10,286	-
1.70%	20,465	-	34,944	-	27,744	-	7,990	-
1.75%	147,341	-	516,040	-	544,034	-	56,512	-
1.80%	33,887	-	56,550	-	49,973	-	9,166	-
1.85%	28,490	-	41,056	-	24,521	-	15,573	-
1.90%	1,937	-	13,101	-	7,731	-	2,103	-
1.95%	37,220	-	74,467	-	80,659	-	15,985	-
2.00%	23,417	-	77,632	-	85,835	-	8,866	-
2.05%	11,689	-	15,229	-	25,596	-	3,273	-
2.10%	16,973	-	32,701	-	34,201	-	12,674	-
2.15%	7,630	-	84,093	-	96,118	-	2,431	-
2.20%	13,410	-	24,692	-	24,102	-	13,104	-
2.25%	4,627	-	12,634	-	14,834	-	256	-
2.30%	10,282	-	10,394	-	11,061	-	2,496	-
2.35%	3,675	-	77,746	-	83,960	-	4,445	-
2.40%	3,432	-	26,459	-	27,571	-	494	-
2.45%	9,057	-	11,121	-	5,912	-	994	-
2.50%	12,133	-	8,643	-	8,968	-	2,549	-
2.55%	849	-	6,966	-	7,695	-	160	-
2.60%	393	-	4,129	-	2,893	-	245	-
2.65%	3,090	-	671	-	580	-	606	-
2.70%	225	-	2,493	-	3,212	-	-	-
2.75%	35	-	1,629	-	1,042	-	-	-
2.80%	896	-	762	-	9,844	-	526	-
2.85%	-	-	198	-	264	-	-	-
2.90%	-	-	610	-	816	-	-	-
2.95%	-	-	322	-	392	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	91	-	133	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	24	-	34	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$882,636	$2,514,259	$2,060,024	$8	$4,182,908	$86,942	$327,584	$499,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.40%	$62	$1	$50	$1,237	$394	$-	$35	$810
0.60%	-	368	-	72	100	-	-	78
0.65%	103	-	8	1,690	160	-	796	2,753
0.75%	2,192	-	397	6,245	4,957	-	1,304	5,831
0.80%	-	6,063	-	1,107	36	11,519	-	73
0.85%	89	-	2,131	5,396	2,859	-	3,130	9,310
0.95%	1,417	-	4,624	4,464	694	-	3,513	13
1.05%	360	-	2,654	2,812	699	-	5,686	137
1.10%	2,134	-	7,142	28,936	26,992	-	26,667	59,380
1.15%	64,631	-	129,024	243,186	135,203	-	592,559	406,272
1.20%	214	-	497	221	418	-	4,695	4,334
1.25%	19,738	-	28,970	28,181	6,681	-	143,707	24,141
1.30%	30,813	709,627	55,257	504,796	163,938	3,285,547	78,990	410,568
1.35%	20,318	-	53,968	70,636	27,037	-	240,884	87,363
1.40%	4,836	321,918	6,945	55,736	21,632	1,371,828	50,533	38,950
1.45%	16,970	-	34,074	69,416	28,906	-	117,073	37,650
1.50%	25,868	-	41,766	172,458	86,258	-	156,749	139,096
1.55%	60,271	-	93,157	205,229	107,181	-	626,610	365,107
1.60%	15,863	-	12,226	54,868	53,721	-	55,135	17,937
1.65%	14,238	-	18,041	54,833	28,617	-	103,891	106,517
1.70%	7,420	-	21,278	12,844	15,867	-	56,896	43,117
1.75%	65,310	-	88,973	535,780	272,083	-	480,354	1,100,226
1.80%	14,223	-	17,719	46,014	38,678	-	146,797	88,505
1.85%	12,374	-	12,656	120,654	49,302	-	116,437	87,900
1.90%	3,430	-	8,507	18,525	13,242	-	25,695	9,242
1.95%	32,475	-	16,508	129,384	47,148	-	102,041	177,941
2.00%	12,288	-	14,046	57,823	25,435	-	93,919	142,792
2.05%	7,566	-	4,784	55,208	20,287	-	34,457	28,818
2.10%	9,375	-	6,765	35,187	30,170	-	61,220	73,572
2.15%	3,256	-	6,627	16,915	12,610	-	67,730	151,407
2.20%	7,399	-	7,484	63,017	32,232	-	53,124	64,677
2.25%	974	-	529	8,550	4,850	-	17,963	20,963
2.30%	7,314	-	7,159	55,817	28,274	-	33,489	34,399
2.35%	2,064	-	1,554	51,283	23,067	-	31,865	133,934
2.40%	549	-	680	4,788	8,110	-	24,268	42,015
2.45%	3,230	-	204	25,219	9,539	-	6,140	16,213
2.50%	994	-	850	43,418	48,214	-	10,255	6,603
2.55%	2,289	-	2,571	5,518	4,659	-	1,515	11,091
2.60%	240	-	50	5,298	1,365	-	2,326	3,653
2.65%	1,149	-	120	5,345	2,605	-	1,624	1,677
2.70%	252	-	49	503	2,307	-	443	5,661
2.75%	-	-	-	261	2,024	-	141	1,635
2.80%	792	-	276	2,295	567	-	853	1,077
2.85%	-	-	390	1,887	753	-	-	423
2.90%	28	-	4	-	118	-	-	1,155
2.95%	-	-	146	264	197	-	122	665
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	187
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	54
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	16	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$475,108	$1,037,977	$710,860	$2,813,316	$1,390,202	$4,668,894	$3,581,631	$3,965,922

	EIF	EIF2	NVRE1	NVRE2	NVLM2	NCPG2	NCPGI2	IDPG2

0.40%	$99	$171	$-	$13	$-	$10	$180	$61
0.60%	85	-	-	-	53	190	-	53
0.65%	-	558	-	75	-	-	-	-
0.75%	-	3,331	-	2,254	-	-	-	-
0.80%	-	532	5,191	-	-	-	-	-
0.85%	-	2,090	-	5,856	-	-	-	-
0.95%	-	43	-	7,340	-	-	-	-
1.05%	-	1,645	-	1,602	-	-	-	-
1.10%	-	31,782	-	5,199	-	-	-	-
1.15%	-	233,279	-	209,072	-	24,934	4,918	9,989
1.20%	-	1,767	-	663	-	-	-	-
1.25%	-	28,794	-	27,799	-	-	-	-
1.30%	-	291,200	565,783	46,875	-	348,874	162,369	213,714
1.35%	-	56,660	-	53,203	-	4,213	2,039	405
1.40%	-	35,039	255,614	8,403	-	-	-	58
1.45%	-	26,555	-	35,452	-	-	-	-
1.50%	-	154,215	-	89,784	-	79,898	39,236	30,673
1.55%	-	249,478	-	165,282	-	6,828	26	-
1.60%	-	39,430	-	65,637	-	8,721	6,039	4,525
1.65%	-	60,484	-	25,577	-	8,161	9,608	2,012
1.70%	-	47,010	-	12,268	-	-	-	-
1.75%	-	560,637	-	121,966	-	172,514	71,077	104,824
1.80%	-	61,687	-	34,816	-	15,361	10,593	4,332
1.85%	-	75,274	-	38,580	-	49,270	22,069	26,658
1.90%	-	13,466	-	11,698	-	-	-	-
1.95%	-	93,830	-	28,551	-	37,305	10,019	17,156
2.00%	-	76,519	-	27,557	-	749	2,103	255
2.05%	-	23,493	-	9,577	-	3,458	3,798	3,671
2.10%	-	31,058	-	22,123	-	1,583	3,451	1,226
2.15%	-	59,381	-	11,581	-	224	246	204
2.20%	-	56,423	-	46,842	-	30,873	22,460	18,882
2.25%	-	8,965	-	4,418	-	2,877	696	695
2.30%	-	20,169	-	10,605	-	30,833	5,064	7,278
2.35%	-	56,106	-	612	-	-	-	-
2.40%	-	17,470	-	1,524	-	-	-	-
2.45%	-	8,107	-	1,506	-	-	-	-
2.50%	-	12,893	-	-	-	-	-	-
2.55%	-	5,485	-	3,608	-	132	797	132
2.60%	-	1,877	-	28	-	-	-	-
2.65%	-	3,280	-	102	-	-	5,824	-
2.70%	-	3,191	-	-	-	-	-	-
2.75%	-	510	-	-	-	-	-	-
2.80%	-	492	-	1,967	-	-	-	-
2.85%	-	137	-	-	-	-	-	-
2.90%	-	322	-	-	-	-	-	-
2.95%	-	243	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	44	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	20	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$184	$2,455,142	$826,588	$1,140,015	$53	$827,008	$382,612	$446,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	IDPGI2	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVRA	ALVBWB

0.40%	$22	$29	$197	$-	$-	$-	$27	$1,433
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	7	-	-	-	-	-
1.15%	8,573	1,076	6,256	-	-	1,047	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	191	1,072	-	-	-	-	-
1.30%	128,565	5,589	28,648	12,772	396	1,385	-	-
1.35%	555	366	2,857	49	-	388	-	-
1.40%	-	612	1,064	-	-	-	-	-
1.45%	-	19	1,275	-	-	-	-	-
1.50%	30,547	5,137	21,120	9,621	3,752	1,284	-	-
1.55%	-	362	4,946	-	-	-	-	-
1.60%	1,969	5,206	16,819	304	645	564	-	-
1.65%	1,370	424	2,446	128	15,560	135	-	-
1.70%	-	-	59	-	-	-	-	-
1.75%	85,721	8,181	43,654	7,651	11,655	8,273	-	-
1.80%	2,092	931	2,584	42	4	-	-	-
1.85%	16,595	2,168	9,719	1,148	-	65	-	-
1.90%	-	43	-	-	-	-	-	-
1.95%	4,733	2,865	14,818	176	529	1,556	-	-
2.00%	4,227	337	1,137	-	-	-	-	-
2.05%	1,760	511	3,192	48	-	-	-	-
2.10%	1,630	480	3,341	191	23	177	-	-
2.15%	860	148	943	31	17	-	-	-
2.20%	6,037	2,953	10,055	2,755	1,601	684	-	-
2.25%	221	-	285	-	-	80	-	-
2.30%	1,846	763	4,127	163	3,259	828	-	-
2.35%	-	21	821	-	-	-	-	-
2.40%	-	5	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	141	560	-	-	-	-	-
2.55%	-	771	1,309	164	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	26	1,369	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	110	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$297,323	$39,439	$183,337	$36,612	$37,441	$16,466	$27	$1,433

	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$-	$85	$275	$-	$-	$-	$-	$1,145
0.60%	-	67	-	-	-	-	-	-
0.65%	-	-	657	-	-	-	-	1,804
0.75%	-	-	1,318	-	-	-	-	15,390
0.80%	-	-	372	1,413	-	404	-	1,091
0.85%	-	-	845	-	-	-	-	10,224
0.95%	1,649	-	1,403	-	-	-	4,441	11,330
1.05%	2,410	-	1,493	-	-	-	4,562	5,014
1.10%	275	-	14,430	-	-	-	-	39,150
1.15%	12,577	-	78,343	-	-	-	11,255	382,198
1.20%	678	-	1,330	-	-	-	-	1,913
1.25%	13,719	-	13,649	-	-	-	6,564	72,899
1.30%	2,350	-	213,979	337,701	934	157,354	-	772,623
1.35%	24	-	30,367	-	-	-	461	94,631
1.40%	117	-	21,425	128,366	89	52,202	2,898	102,286
1.45%	6,986	-	9,734	-	-	-	1,900	58,627
1.50%	8,736	-	82,138	-	-	-	2,657	202,627
1.55%	12,858	-	80,119	-	-	-	14,844	366,756
1.60%	2,360	-	30,307	-	-	-	519	85,406
1.65%	70	-	40,484	-	-	-	126	125,191
1.70%	2,715	-	15,376	-	-	-	86	21,355
1.75%	7,526	-	207,103	-	-	-	3,409	784,905
1.80%	11,149	-	26,514	-	-	-	1,808	122,654
1.85%	1,161	-	53,441	-	-	-	3,498	129,378
1.90%	1,922	-	3,211	-	-	-	1,127	11,917
1.95%	1,306	-	60,712	-	-	-	-	197,200
2.00%	-	-	34,344	-	-	-	-	65,725
2.05%	2,996	-	13,828	-	-	-	1,814	28,488
2.10%	767	-	21,575	-	-	-	5	68,078
2.15%	1,791	-	11,586	-	-	-	25	23,056
2.20%	315	-	67,155	-	-	-	395	109,773
2.25%	38	-	3,712	-	-	-	-	10,768
2.30%	294	-	21,029	-	-	-	-	48,827
2.35%	-	-	7,724	-	-	-	-	34,028
2.40%	-	-	2,293	-	-	-	917	11,427
2.45%	-	-	5,764	-	-	-	-	17,712
2.50%	-	-	9,000	-	-	-	-	18,555
2.55%	-	-	4,968	-	-	-	-	5,124
2.60%	-	-	210	-	-	-	-	1,900
2.65%	-	-	446	-	-	-	-	466
2.70%	-	-	476	-	-	-	-	612
2.75%	-	-	666	-	-	-	-	8
2.80%	-	-	4,226	-	-	-	-	183
2.85%	-	-	-	-	-	-	-	621
2.90%	-	-	-	-	-	-	-	74
2.95%	-	-	-	-	-	-	-	298
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	22
3.40%	-	-	-	-	-	-	-	-

	$96,789	$152	$1,198,027	$467,480	$1,023	$209,960	$63,311	$4,063,459

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1	DVSCS	DCAP	DCAPS

0.40%	$-	$-	$6	$850	$-	$754	$-	$1,684
0.60%	-	-	16	-	-	-	-	78
0.65%	-	-	-	425	-	583	-	779
0.75%	-	-	-	5,092	-	4,629	-	5,070
0.80%	-	-	1,428	-	-	819	2,260	-
0.85%	-	-	-	5,049	-	8,717	-	8,663
0.95%	-	-	-	1,160	-	2,507	-	2,858
1.05%	-	-	-	1,672	-	6,592	-	7,408
1.10%	-	-	-	24,500	-	9,263	-	11,913
1.15%	-	-	-	154,123	-	154,538	-	187,336
1.20%	-	-	-	474	-	1,247	-	-
1.25%	-	-	-	20,153	-	15,635	-	19,355
1.30%	67	1	89,569	198,846	47	231,627	355,896	312,264
1.35%	-	-	-	49,531	-	42,210	-	67,168
1.40%	82	-	25,387	9,722	-	43,877	117,482	10,740
1.45%	-	-	-	23,057	-	39,769	-	41,596
1.50%	-	-	-	79,340	-	87,859	-	127,756
1.55%	-	-	-	125,719	-	135,304	-	121,201
1.60%	-	-	-	35,370	-	32,705	-	49,888
1.65%	-	-	-	35,351	-	28,534	-	43,665
1.70%	-	-	-	9,465	-	12,437	-	14,440
1.75%	-	-	-	305,625	-	283,114	-	301,578
1.80%	-	-	-	31,582	-	66,535	-	35,065
1.85%	-	-	-	51,402	-	38,788	-	85,182
1.90%	-	-	-	7,580	-	6,382	-	12,011
1.95%	-	-	-	77,698	-	61,033	-	98,646
2.00%	-	-	-	24,271	-	40,646	-	26,336
2.05%	-	-	-	7,898	-	14,350	-	19,608
2.10%	-	-	-	24,411	-	23,925	-	46,420
2.15%	-	-	-	15,550	-	30,686	-	10,002
2.20%	-	-	-	31,112	-	35,587	-	38,872
2.25%	-	-	-	2,963	-	3,540	-	3,333
2.30%	-	-	-	15,895	-	5,793	-	21,227
2.35%	-	-	-	11,695	-	27,960	-	10,034
2.40%	-	-	-	5,999	-	8,282	-	2,664
2.45%	-	-	-	3,981	-	2,680	-	2,878
2.50%	-	-	-	19,307	-	3,990	-	9,443
2.55%	-	-	-	3,241	-	4,969	-	4,867
2.60%	-	-	-	1,828	-	579	-	7,238
2.65%	-	-	-	1,499	-	656	-	299
2.70%	-	-	-	2,504	-	927	-	427
2.75%	-	-	-	-	-	141	-	1,152
2.80%	-	-	-	838	-	2,793	-	-
2.85%	-	-	-	649	-	76	-	-
2.90%	-	-	-	-	-	165	-	-
2.95%	-	-	-	177	-	90	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	29	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	10	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	14	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$149	$1	$116,406	$1,427,618	$47	$1,523,332	$475,638	$1,771,144

	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	289	-	77	-	6,333	-	1,453
0.85%	-	-	-	-	-	-	-	-
0.95%	1,621	-	158	-	2,121	-	-	-
1.05%	-	-	-	-	818	-	-	-
1.10%	-	-	-	-	1,760	-	407	-
1.15%	5,320	-	3,507	-	83,972	-	24,717	-
1.20%	-	-	-	-	6,536	-	6,525	-
1.25%	1,607	-	2,279	-	30,911	-	11,336	-
1.30%	-	137,795	-	93,165	103	3,349,595	-	405,663
1.35%	-	-	-	-	20,258	-	9,036	-
1.40%	224	50,758	40	44,980	8,482	1,365,410	3,735	232,995
1.45%	255	-	644	-	18,673	-	2,149	-
1.50%	374	-	241	-	19,407	-	3,313	-
1.55%	2,879	-	5,835	-	92,612	-	28,024	-
1.60%	-	-	1,546	-	7,682	-	2,840	-
1.65%	-	-	35	-	24,176	-	4,122	-
1.70%	674	-	326	-	22,123	-	954	-
1.75%	3,429	-	197	-	66,366	-	12,892	-
1.80%	772	-	588	-	45,205	-	6,124	-
1.85%	156	-	1,642	-	6,025	-	2,217	-
1.90%	-	-	838	-	3,311	-	1,784	-
1.95%	693	-	325	-	6,251	-	3,581	-
2.00%	-	-	-	-	13,968	-	965	-
2.05%	-	-	1,630	-	4,215	-	1,757	-
2.10%	202	-	-	-	8,121	-	324	-
2.15%	-	-	-	-	7,493	-	1,761	-
2.20%	-	-	-	-	7,869	-	137	-
2.25%	90	-	312	-	1,820	-	1,255	-
2.30%	-	-	47	-	2,245	-	193	-
2.35%	-	-	-	-	1,823	-	132	-
2.40%	-	-	40	-	1,409	-	217	-
2.45%	-	-	-	-	732	-	134	-
2.50%	-	-	-	-	1	-	-	-
2.55%	-	-	-	-	-	-	11	-
2.60%	-	-	-	-	359	-	-	-
2.65%	-	-	-	-	-	-	240	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$18,296	$188,842	$20,230	$138,222	$516,847	$4,721,338	$130,882	$640,111

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FAMP	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S

0.40%	$-	$19	$1,090	$-	$-	$-	$-	$-
0.60%	-	21	-	-	-	-	-	-
0.65%	-	34	1,737	-	-	-	-	-
0.75%	-	2,424	2,756	-	-	-	-	-
0.80%	982	1,849	-	563	-	417	-	1,860
0.85%	-	6,285	5,876	-	-	-	-	-
0.95%	-	1,466	1,522	-	-	-	-	-
1.05%	-	3,155	834	-	-	-	-	-
1.10%	-	6,654	38,497	-	73,562	-	195,478	-
1.15%	-	151,395	410,789	-	277,032	-	957,149	-
1.20%	-	715	3,252	-	1,122	-	2,965	-
1.25%	-	12,905	65,648	-	11,537	-	45,651	-
1.30%	1,499,343	224,296	414,622	59,474	567,062	129,317	1,615,822	107,344
1.35%	-	45,155	103,903	-	67,262	-	197,482	-
1.40%	318,393	43,824	18,558	19,469	19,815	9,616	20,574	16,764
1.45%	-	25,748	60,892	-	50,710	-	89,564	-
1.50%	-	48,202	219,510	-	136,020	-	370,095	-
1.55%	-	161,288	333,102	-	154,834	-	522,637	-
1.60%	-	25,308	118,001	-	28,659	-	50,135	-
1.65%	-	27,956	66,650	-	52,041	-	103,243	-
1.70%	-	8,865	23,129	-	12,326	-	14,605	-
1.75%	-	144,961	609,054	-	530,676	-	1,503,203	-
1.80%	-	29,983	102,753	-	27,575	-	54,377	-
1.85%	-	27,973	115,504	-	95,619	-	188,332	-
1.90%	-	2,545	18,494	-	8,276	-	25,192	-
1.95%	-	23,976	145,009	-	83,045	-	253,305	-
2.00%	-	26,116	81,681	-	79,939	-	155,991	-
2.05%	-	12,777	78,415	-	16,238	-	39,818	-
2.10%	-	77,524	47,240	-	51,455	-	55,800	-
2.15%	-	14,169	44,867	-	38,957	-	62,664	-
2.20%	-	49,924	57,806	-	52,037	-	123,055	-
2.25%	-	1,353	9,964	-	7,350	-	4,500	-
2.30%	-	9,795	34,634	-	21,782	-	43,520	-
2.35%	-	1,520	35,372	-	4,439	-	36,273	-
2.40%	-	2,334	4,210	-	4,651	-	10,709	-
2.45%	-	1,674	11,733	-	1,085	-	10,671	-
2.50%	-	528	10,588	-	4,495	-	10,120	-
2.55%	-	514	2,233	-	7,637	-	11,392	-
2.60%	-	30	741	-	5,872	-	58	-
2.65%	-	177	1,278	-	465	-	-	-
2.70%	-	-	1,525	-	-	-	-	-
2.75%	-	32	320	-	-	-	34	-
2.80%	-	1,349	7,971	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	77	-	-	-	-	-
2.95%	-	-	204	-	-	-	3,049	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	16	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,818,718	$1,226,818	$3,312,057	$79,506	$2,493,575	$139,350	$6,777,463	$125,968

	FF30S2	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2

0.40%	$-	$-	$1,301	$-	$-	$878	$-	$1,252
0.60%	-	-	87	-	-	140	-	51
0.65%	-	-	1,076	-	-	2,394	-	1,160
0.75%	-	-	3,215	-	-	16,433	-	2,936
0.80%	-	8,712	-	1,253	1,792	-	3,165	-
0.85%	-	-	5,806	-	-	23,467	-	9,546
0.95%	-	-	498	-	-	2,894	-	2,407
1.05%	-	-	2,385	-	-	3,859	-	5,306
1.10%	1,391	-	18,372	-	-	90,839	-	46,154
1.15%	42,790	-	186,614	-	-	766,768	-	564,818
1.20%	90	-	6,107	-	-	6,482	-	2,075
1.25%	19,282	-	24,451	-	-	62,259	-	66,179
1.30%	16,640	3,705,800	287,431	194,993	196,461	479,319	255,852	435,347
1.35%	39,113	-	54,112	-	-	164,263	-	180,670
1.40%	127	889,046	9,054	89,561	92,541	71,364	65,426	24,793
1.45%	11,006	-	33,751	-	-	114,805	-	78,559
1.50%	56,019	-	133,480	-	-	223,693	-	214,331
1.55%	49,401	-	134,397	-	-	600,868	-	456,526
1.60%	13,838	-	58,256	-	-	77,826	-	83,564
1.65%	8,006	-	44,216	-	-	185,418	-	119,226
1.70%	8,621	-	20,964	-	-	83,235	-	46,962
1.75%	113,194	-	335,642	-	-	1,581,269	-	776,005
1.80%	11,619	-	37,245	-	-	156,166	-	111,328
1.85%	9,704	-	91,185	-	-	166,588	-	131,278
1.90%	11,592	-	3,329	-	-	29,188	-	25,856
1.95%	24,028	-	92,244	-	-	218,577	-	168,951
2.00%	7,234	-	51,604	-	-	201,419	-	95,659
2.05%	12,100	-	37,683	-	-	52,984	-	52,440
2.10%	8,197	-	37,052	-	-	80,979	-	74,189
2.15%	33,465	-	17,974	-	-	173,761	-	63,072
2.20%	4,519	-	47,665	-	-	89,668	-	80,538
2.25%	1,981	-	2,863	-	-	36,751	-	12,520
2.30%	26,779	-	33,048	-	-	36,800	-	52,603
2.35%	9,836	-	5,351	-	-	169,198	-	57,576
2.40%	8,124	-	5,045	-	-	59,344	-	18,617
2.45%	3,437	-	9,188	-	-	16,403	-	8,794
2.50%	367	-	4,356	-	-	36,889	-	21,035
2.55%	231	-	11,762	-	-	14,346	-	5,088
2.60%	908	-	1,132	-	-	7,562	-	2,469
2.65%	-	-	2,082	-	-	3,719	-	4,310
2.70%	-	-	676	-	-	6,140	-	1,749
2.75%	-	-	63	-	-	4,439	-	44
2.80%	-	-	3,211	-	-	1,308	-	6,117
2.85%	-	-	648	-	-	504	-	173
2.90%	-	-	-	-	-	1,658	-	10
2.95%	-	-	136	-	-	625	-	203
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	280	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	38	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	16
3.40%	-	-	-	-	-	-	-	-

	$553,639	$4,603,558	$1,856,757	$285,807	$290,794	$6,123,807	$324,443	$4,112,502

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FOP	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2

0.40%	$-	$-	$-	$442	$-	$130	$-	$299
0.60%	-	-	-	-	-	451	-	-
0.65%	-	-	-	792	-	148	-	824
0.75%	-	-	-	1,332	-	5,680	-	2,622
0.80%	483	1,149	-	-	347	900	-	671
0.85%	-	-	-	3,407	-	2,309	-	5,775
0.95%	-	-	-	605	-	938	2,752	5,018
1.05%	-	-	-	1,277	-	1,181	2,625	2,548
1.10%	-	-	-	13,842	-	23,489	2,230	30,390
1.15%	-	-	10,085	137,675	-	264,459	133,736	263,642
1.20%	-	-	-	603	-	117	3,023	12,514
1.25%	-	-	6,962	12,050	-	44,136	51,015	31,860
1.30%	569,519	275,059	178	119,900	71,191	283,160	2,169	216,447
1.35%	-	-	-	34,041	-	145,713	39,927	80,667
1.40%	133,103	57,310	1,632	3,762	19,981	128,688	17,635	49,664
1.45%	-	-	846	28,179	-	52,228	30,165	47,974
1.50%	-	-	1,413	57,031	-	225,067	35,214	79,305
1.55%	-	-	3,682	109,725	-	249,681	201,650	255,775
1.60%	-	-	639	17,887	-	186,546	17,581	40,290
1.65%	-	-	-	21,203	-	93,016	27,357	62,797
1.70%	-	-	4,217	22,927	-	22,632	14,983	30,766
1.75%	-	-	437	208,952	-	456,839	72,033	485,443
1.80%	-	-	853	29,305	-	112,532	64,388	62,660
1.85%	-	-	615	42,915	-	57,590	14,035	46,822
1.90%	-	-	505	7,847	-	2,734	13,633	8,442
1.95%	-	-	470	52,721	-	89,887	17,529	77,292
2.00%	-	-	-	27,707	-	69,799	11,012	77,232
2.05%	-	-	187	8,141	-	28,616	18,539	15,686
2.10%	-	-	-	21,229	-	35,549	8,248	40,260
2.15%	-	-	-	10,043	-	25,181	10,265	61,053
2.20%	-	-	193	27,173	-	31,291	8,892	29,121
2.25%	-	-	38	2,980	-	20,722	2,950	10,213
2.30%	-	-	-	16,520	-	17,956	5,146	16,997
2.35%	-	-	-	21,282	-	2,458	2,182	60,371
2.40%	-	-	-	1,375	-	2,699	2,871	16,311
2.45%	-	-	-	5,510	-	2,696	1,216	7,839
2.50%	-	-	-	9,743	-	1,060	352	12,027
2.55%	-	-	-	1,460	-	35,141	145	4,136
2.60%	-	-	-	2,451	-	385	-	3,351
2.65%	-	-	-	1,848	-	1,925	620	470
2.70%	-	-	-	1,638	-	-	-	2,820
2.75%	-	-	-	129	-	-	-	621
2.80%	-	-	-	85	-	3,966	16	348
2.85%	-	-	-	520	-	-	-	160
2.90%	-	-	-	-	-	-	-	464
2.95%	-	-	-	13	-	-	-	229
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	76
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	14
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$703,105	$333,518	$32,952	$1,088,267	$91,519	$2,729,695	$836,134	$2,260,306

	FTVMD2	FTVDM3	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	FTVSI2

0.40%	$131	$-	$-	$-	$29	$-	$36	$21
0.60%	173	-	-	-	671	-	-	-
0.65%	-	-	-	-	-	177	-	-
0.75%	-	-	-	-	-	2,173	922	-
0.80%	-	410	-	293	-	555	56	-
0.85%	-	-	-	114	-	3,467	65	-
0.95%	-	254	320	2,117	-	2,398	-	-
1.05%	-	1,144	-	1,197	-	3,842	207	-
1.10%	-	3,198	120	18,542	-	10,042	2,827	-
1.15%	-	47,986	8,478	153,833	-	215,175	25,060	-
1.20%	-	305	103	761	-	505	-	-
1.25%	-	4,990	5,601	19,050	-	27,505	6,641	-
1.30%	-	38,483	-	39,033	-	315,913	64,172	-
1.35%	-	14,458	-	42,204	-	78,375	18,441	-
1.40%	-	14,516	2,687	14,342	-	79,047	7,012	-
1.45%	-	16,277	2,313	33,527	-	72,491	24,788	-
1.50%	-	12,857	3,667	39,570	-	129,883	79,648	-
1.55%	-	68,419	8,369	175,367	-	141,478	63,399	-
1.60%	-	3,524	7,322	11,478	-	157,826	59,975	-
1.65%	-	15,131	-	22,694	-	58,416	11,179	-
1.70%	-	3,383	1,931	26,851	-	10,957	3,348	-
1.75%	-	38,112	709	212,174	-	235,687	144,700	-
1.80%	-	14,184	3,481	35,262	-	110,747	19,416	-
1.85%	-	4,055	1,211	19,671	-	38,226	21,726	-
1.90%	-	2,810	1,589	11,792	-	1,835	86	-
1.95%	-	10,895	928	32,424	-	57,894	30,338	-
2.00%	-	6,955	-	33,869	-	29,010	12,463	-
2.05%	-	779	807	3,932	-	13,642	8,377	-
2.10%	-	13,074	795	19,065	-	11,774	5,633	-
2.15%	-	4,207	234	15,210	-	8,414	3,335	-
2.20%	-	1,091	-	14,385	-	42,681	48,119	-
2.25%	-	493	553	5,432	-	4,119	647	-
2.30%	-	3,532	-	16,232	-	7,065	12,497	-
2.35%	-	41	-	42,509	-	538	3,060	-
2.40%	-	868	-	4,332	-	1,397	1,220	-
2.45%	-	1,335	-	4,851	-	1,217	-	-
2.50%	-	464	-	30,916	-	2,506	847	-
2.55%	-	-	-	1,998	-	3,527	4,380	-
2.60%	-	-	-	3,711	-	792	-	-
2.65%	-	286	-	177	-	3,737	1,906	-
2.70%	-	-	-	2,546	-	-	-	-
2.75%	-	-	-	995	-	-	-	-
2.80%	-	-	-	1,074	-	-	-	-
2.85%	-	-	-	779	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	292	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	11	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$304	$348,516	$51,218	$1,114,612	$700	$1,885,033	$686,526	$21

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FTVHI2	GVSSCS	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS

0.40%	$9	$18	$56	$-	$-	$-	$-	$-
0.60%	125	-	-	-	-	-	-	-
0.65%	-	-	1,347	-	-	-	-	-
0.75%	-	-	7,161	-	-	-	-	-
0.80%	-	-	338	-	-	290	154	413
0.85%	-	-	6,591	-	-	-	-	-
0.95%	-	-	4,899	-	-	345	8,426	-
1.05%	-	-	2,236	-	-	13	2,288	-
1.10%	-	-	34,327	-	-	483	4,448	-
1.15%	-	-	259,626	-	-	4,960	67,874	-
1.20%	-	-	3,134	-	-	62	-	-
1.25%	-	-	21,009	-	-	2,984	6,710	-
1.30%	-	-	279,943	105	-	5,299	72,905	342,568
1.35%	-	-	58,136	-	-	1,003	27,900	-
1.40%	-	-	138,506	89	186	6,052	16,455	153,710
1.45%	-	-	52,461	-	-	1,378	7,668	-
1.50%	-	-	59,950	-	-	1,803	7,039	-
1.55%	-	-	223,727	-	-	10,693	39,656	-
1.60%	-	-	27,091	-	-	704	4,820	-
1.65%	-	-	98,093	-	-	27	7,536	-
1.70%	-	-	35,356	-	-	663	8,695	-
1.75%	-	-	492,834	-	-	9,221	51,302	-
1.80%	-	-	76,583	-	-	1,184	7,205	-
1.85%	-	-	44,826	-	-	658	5,289	-
1.90%	-	-	15,510	-	-	13	8,165	-
1.95%	-	-	72,690	-	-	1,039	4,090	-
2.00%	-	-	67,923	-	-	243	7,430	-
2.05%	-	-	14,907	-	-	1,582	3,362	-
2.10%	-	-	25,069	-	-	555	3,658	-
2.15%	-	-	48,420	-	-	625	4,544	-
2.20%	-	-	30,864	-	-	2,157	1,398	-
2.25%	-	-	27,143	-	-	346	850	-
2.30%	-	-	19,656	-	-	2,331	2,108	-
2.35%	-	-	66,694	-	-	906	3,274	-
2.40%	-	-	15,438	-	-	1,463	3,100	-
2.45%	-	-	5,220	-	-	-	-	-
2.50%	-	-	10,171	-	-	120	-	-
2.55%	-	-	1,555	-	-	-	-	-
2.60%	-	-	3,630	-	-	-	93	-
2.65%	-	-	2,655	-	-	-	171	-
2.70%	-	-	1,906	-	-	-	-	-
2.75%	-	-	4,396	-	-	-	-	-
2.80%	-	-	2,797	-	-	36	2	-
2.85%	-	-	831	-	-	-	-	-
2.90%	-	-	477	-	-	-	-	-
2.95%	-	-	159	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	83	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$134	$18	$2,366,424	$194	$186	$59,238	$388,615	$496,691

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVIG	OVGI	OVGIS

0.40%	$-	$-	$-	$1	$-	$115	$23	$402
0.60%	-	-	-	715	-	673	199	-
0.65%	-	-	-	-	-	-	-	2,078
0.75%	-	-	1,258	-	-	-	-	4,735
0.80%	526	1,284	-	1,102	-	-	123	-
0.85%	-	-	1,262	-	-	-	-	7,982
0.95%	-	-	9,741	-	11	-	-	1,555
1.05%	-	-	7,210	-	263	-	-	2,568
1.10%	-	-	6,782	-	175	-	-	46,540
1.15%	-	-	205,173	-	19,497	-	-	392,978
1.20%	-	-	1,308	-	841	-	-	4,549
1.25%	-	-	37,879	-	25,307	-	-	37,226
1.30%	252,100	596,360	62,968	936,756	2,593	-	124,037	154,749
1.35%	-	-	93,453	-	-	-	-	95,955
1.40%	153,742	120,745	13,264	536,925	1,510	-	30,622	43,458
1.45%	-	-	50,861	-	5,099	-	-	44,983
1.50%	-	-	75,073	-	5,692	-	-	118,563
1.55%	-	-	147,111	-	18,260	-	-	407,840
1.60%	-	-	30,239	-	279	-	-	40,301
1.65%	-	-	47,723	-	-	-	-	100,696
1.70%	-	-	7,979	-	2,551	-	-	55,704
1.75%	-	-	113,962	-	1,897	-	-	959,171
1.80%	-	-	33,032	-	10,111	-	-	94,234
1.85%	-	-	17,470	-	2,745	-	-	74,651
1.90%	-	-	3,377	-	358	-	-	11,487
1.95%	-	-	32,573	-	757	-	-	126,417
2.00%	-	-	15,870	-	138	-	-	137,785
2.05%	-	-	6,301	-	1,067	-	-	33,885
2.10%	-	-	24,644	-	2,116	-	-	64,350
2.15%	-	-	3,802	-	1,310	-	-	155,865
2.20%	-	-	28,686	-	-	-	-	51,948
2.25%	-	-	2,562	-	199	-	-	22,511
2.30%	-	-	7,767	-	-	-	-	28,483
2.35%	-	-	1,661	-	-	-	-	142,336
2.40%	-	-	2,374	-	-	-	-	43,610
2.45%	-	-	1,012	-	-	-	-	11,402
2.50%	-	-	118	-	-	-	-	16,993
2.55%	-	-	1,663	-	-	-	-	16,153
2.60%	-	-	3,313	-	-	-	-	6,608
2.65%	-	-	83	-	-	-	-	2,598
2.70%	-	-	-	-	-	-	-	4,560
2.75%	-	-	-	-	-	-	-	2,885
2.80%	-	-	1,627	-	-	-	-	1,350
2.85%	-	-	-	-	-	-	-	436
2.90%	-	-	-	-	-	-	-	1,178
2.95%	-	-	-	-	-	-	-	599
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	199
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	44
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$406,368	$718,389	$1,101,181	$1,475,499	$102,776	$788	$155,004	$3,574,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD

0.40%	$-	$210	$-	$-	$-	$-	$29	$3,868
0.60%	-	-	-	-	-	-	-	157
0.65%	-	406	-	-	-	66	-	3,458
0.75%	-	563	-	-	-	3,349	1,944	18,327
0.80%	434	-	360	556	-	-	82	518
0.85%	-	2,272	-	-	74	607	1,155	29,365
0.95%	-	3,732	-	-	835	-	-	5,647
1.05%	-	3,759	-	-	718	-	195	5,445
1.10%	-	9,672	-	-	306	2,085	5,374	63,168
1.15%	-	117,321	-	-	28,137	50,001	68,432	455,255
1.20%	-	99	-	-	410	-	-	1,913
1.25%	-	14,939	-	-	4,337	1,231	5,614	33,377
1.30%	65,685	88,081	112,498	9,271	-	53,727	86,240	1,027,923
1.35%	-	50,777	-	-	7,256	19,156	12,361	128,471
1.40%	21,424	5,242	19,412	3,456	1,949	5,905	7,881	73,126
1.45%	-	23,830	-	-	6,811	2,596	6,028	68,082
1.50%	-	51,685	-	-	3,508	66,546	25,864	328,136
1.55%	-	137,121	-	-	28,810	20,663	28,942	384,836
1.60%	-	19,550	-	-	6,137	99,971	35,795	221,705
1.65%	-	34,627	-	-	4,081	11,788	7,336	122,678
1.70%	-	7,744	-	-	845	1,148	350	27,078
1.75%	-	176,246	-	-	14,958	106,442	49,789	1,258,166
1.80%	-	28,237	-	-	8,751	31,964	9,539	141,190
1.85%	-	29,260	-	-	1,730	12,380	4,258	237,402
1.90%	-	6,402	-	-	1,581	-	833	14,377
1.95%	-	41,542	-	-	2,721	20,607	13,821	298,162
2.00%	-	19,528	-	-	3,205	30,954	6,119	126,284
2.05%	-	9,774	-	-	455	9,865	5,551	70,657
2.10%	-	34,044	-	-	1,269	28,352	8,654	73,635
2.15%	-	8,362	-	-	800	865	993	74,926
2.20%	-	18,272	-	-	1,740	22,117	10,464	127,576
2.25%	-	2,081	-	-	884	2,490	564	13,235
2.30%	-	14,412	-	-	57	5,242	4,417	60,943
2.35%	-	7,627	-	-	-	7,516	-	70,412
2.40%	-	763	-	-	317	1,405	115	21,017
2.45%	-	2,864	-	-	882	7	217	14,263
2.50%	-	4,742	-	-	-	58	-	12,734
2.55%	-	12,440	-	-	-	13,167	1,680	14,642
2.60%	-	5,233	-	-	-	235	-	2,354
2.65%	-	1,319	-	-	-	13	-	2,927
2.70%	-	48	-	-	-	-	-	2,601
2.75%	-	365	-	-	30	-	-	873
2.80%	-	3,339	-	-	-	351	-	15,789
2.85%	-	-	-	-	-	-	-	180
2.90%	-	-	-	-	-	-	-	505
2.95%	-	-	-	-	-	-	-	242
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	88
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	18
3.25%	-	-	-	-	-	-	-	-
3.30%	-	12	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$87,543	$998,542	$132,270	$13,283	$133,594	$632,869	$410,636	$5,657,731

	PMVTRD	PMVRSD	PMVEBD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS

0.40%	$5,565	$22	$14	$-	$-	$-	$-	$-
0.60%	249	-	-	-	-	-	-	-
0.65%	3,784	-	-	-	-	-	-	-
0.75%	16,445	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	40	-
0.85%	20,782	-	-	-	-	-	-	-
0.95%	1,536	-	-	-	-	612	855	-
1.05%	1,711	-	-	141	-	12	1,707	-
1.10%	9,270	-	-	631	-	246	652	-
1.15%	229,942	-	-	6,923	780	5,931	11,999	464
1.20%	94	-	-	139	-	-	-	-
1.25%	10,338	-	-	1,734	526	4,101	2,287	3,660
1.30%	851,943	-	-	-	-	-	3,396	-
1.35%	89,494	-	-	899	-	464	1,831	1,491
1.40%	43,390	-	-	332	387	604	3,209	-
1.45%	31,415	-	-	1,208	307	883	1,889	-
1.50%	272,137	-	-	953	651	451	4,621	-
1.55%	90,509	-	-	11,179	251	5,508	16,050	63
1.60%	305,364	-	-	235	36	3,995	798	-
1.65%	62,955	-	-	595	-	314	629	-
1.70%	2,938	-	-	459	-	703	4,683	-
1.75%	802,875	-	-	8,863	455	722	7,898	-
1.80%	88,108	-	-	1,150	482	1,059	2,461	-
1.85%	183,758	-	-	1,032	337	663	2,267	-
1.90%	5,192	-	-	1,473	-	1,005	2,746	-
1.95%	175,370	-	-	1,267	-	-	2,164	-
2.00%	30,835	-	-	107	-	61	2,927	-
2.05%	63,868	-	-	520	623	21	1,803	-
2.10%	48,724	-	-	1,903	-	4	1,946	-
2.15%	27,890	-	-	-	-	-	2,675	-
2.20%	137,309	-	-	-	-	17	569	-
2.25%	2,166	-	-	525	-	136	279	-
2.30%	70,045	-	-	44	-	209	203	-
2.35%	6,397	-	-	-	-	636	3,160	-
2.40%	969	-	-	-	-	-	781	-
2.45%	4,031	-	-	-	-	-	139	-
2.50%	5,506	-	-	-	-	-	399	-
2.55%	10,274	-	-	-	-	-	81	-
2.60%	3,342	-	-	-	-	-	-	-
2.65%	997	-	-	-	-	-	-	-
2.70%	612	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	666	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,718,795	$22	$14	$42,312	$4,835	$28,357	$87,144	$5,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV

0.40%	$48	$37	$15	$48	$-	$-	$-	$730
0.60%	49	8	22	17	-	-	-	388
0.65%	-	-	88	-	-	-	-	-
0.75%	-	-	5,226	5,024	-	-	1,769	-
0.80%	-	-	1,519	7	110	1,696	1,890	-
0.85%	-	-	9,080	1,686	-	-	281	-
0.95%	-	-	5,441	-	-	-	-	-
1.05%	-	-	2,387	26	-	-	440	-
1.10%	-	-	6,710	573	-	-	4,000	-
1.15%	-	236	133,108	36,103	-	-	18,092	-
1.20%	-	-	762	-	-	-	8	-
1.25%	-	53	9,263	637	-	-	2,562	-
1.30%	-	2,110	347,689	77,147	114,003	294,445	424,202	-
1.35%	-	381	42,444	7,895	-	-	7,595	-
1.40%	-	105	88,023	8,292	62,204	103,145	117,715	-
1.45%	-	-	15,268	562	-	-	3,378	-
1.50%	-	1,519	80,527	29,310	-	-	20,259	-
1.55%	-	361	99,490	20,849	-	-	25,092	-
1.60%	-	2,354	56,787	22,569	-	-	11,072	-
1.65%	-	57	57,108	7,921	-	-	11,255	-
1.70%	-	-	12,372	1,242	-	-	958	-
1.75%	-	4,825	162,771	39,649	-	-	18,615	-
1.80%	-	46	42,885	4,465	-	-	17,336	-
1.85%	-	172	43,800	11,637	-	-	8,134	-
1.90%	-	-	7,030	-	-	-	-	-
1.95%	-	322	42,298	7,706	-	-	10,262	-
2.00%	-	97	26,313	2,802	-	-	2,990	-
2.05%	-	671	13,803	10,069	-	-	7,104	-
2.10%	-	103	33,167	33,909	-	-	22,914	-
2.15%	-	197	3,849	914	-	-	1,450	-
2.20%	-	1,181	54,902	18,526	-	-	37,499	-
2.25%	-	66	427	856	-	-	486	-
2.30%	-	-	14,566	4,718	-	-	1,719	-
2.35%	-	-	1,324	-	-	-	328	-
2.40%	-	-	1,106	377	-	-	7,754	-
2.45%	-	54	115	-	-	-	3,327	-
2.50%	-	-	2,075	-	-	-	-	-
2.55%	-	-	8,130	1,915	-	-	110	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	2,382	77	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	10,820	-
2.80%	-	-	5,316	-	-	-	1,765	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$97	$14,955	$1,439,588	$357,528	$176,317	$399,286	$803,181	$1,118

	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP

0.40%	$434	$1,405	$154	$-	$1,197	$10,795	$98,061	$158,458
0.60%	251	703	697	370	236	17	1,917	30
0.65%	-	-	53	-	38	-	-	-
0.75%	-	-	5,232	423	456	-	-	-
0.80%	-	-	1,692	-	-	-	-	-
0.85%	-	-	940	1,025	176	-	-	-
0.95%	-	-	500	-	-	-	-	-
1.05%	-	-	2,098	-	-	-	-	-
1.10%	-	-	8,021	669	483	-	-	-
1.15%	-	-	122,024	63,813	13,103	-	-	-
1.20%	-	-	280	61	-	-	-	-
1.25%	-	-	39,698	3,914	987	-	-	-
1.30%	-	-	330,659	121,514	48,442	-	-	-
1.35%	-	-	78,351	16,927	13,167	-	-	-
1.40%	-	-	40,039	25,399	2,069	-	-	-
1.45%	-	-	24,776	11,491	1,272	-	-	-
1.50%	-	-	343,199	67,633	36,891	-	-	-
1.55%	-	-	124,645	41,500	8,489	-	-	-
1.60%	-	-	267,261	93,331	33,017	-	-	-
1.65%	-	-	46,905	20,050	6,495	-	-	-
1.70%	-	-	8,394	500	604	-	-	-
1.75%	-	-	447,748	95,331	74,043	-	-	-
1.80%	-	-	131,804	40,068	8,303	-	-	-
1.85%	-	-	28,982	40,202	9,159	-	-	-
1.90%	-	-	2,409	11,180	1,212	-	-	-
1.95%	-	-	174,652	28,385	14,671	-	-	-
2.00%	-	-	87,015	22,010	2,846	-	-	-
2.05%	-	-	32,498	8,976	8,906	-	-	-
2.10%	-	-	65,173	8,083	4,812	-	-	-
2.15%	-	-	23,132	1,621	752	-	-	-
2.20%	-	-	119,984	54,392	8,348	-	-	-
2.25%	-	-	4,324	3,786	144	-	-	-
2.30%	-	-	26,427	16,234	8,870	-	-	-
2.35%	-	-	3,682	3,085	115	-	-	-
2.40%	-	-	1,832	1,406	471	-	-	-
2.45%	-	-	1,834	832	627	-	-	-
2.50%	-	-	2,370	-	682	-	-	-
2.55%	-	-	12,704	25,240	1,374	-	-	-
2.60%	-	-	255	99	-	-	-	-
2.65%	-	-	6,280	493	1,186	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	178	3,278	79	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$685	$2,108	$2,618,901	$833,321	$313,722	$10,812	$99,978	$158,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	0

0.40%	$26,615	$-	$-	$158	$-	$-	$-	$-
0.60%	251	-	-	25	-	-	-	-
0.65%	-	-	-	154	-	-	-	-
0.75%	-	-	-	351	-	-	-	-
0.80%	-	-	-	147	-	-	-	-
0.85%	-	-	-	4,007	-	-	-	-
0.95%	-	-	-	566	-	-	-	-
1.05%	-	-	-	400	-	-	-	-
1.10%	-	-	-	12,427	89	-	-	-
1.15%	-	-	-	44,764	-	347	60	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	5,053	-	3,408	-	-
1.30%	-	82	3,552	127,870	-	-	-	-
1.35%	-	-	-	16,769	-	-	-	-
1.40%	-	516	266	14,117	-	-	168	-
1.45%	-	-	-	7,711	-	-	-	-
1.50%	-	-	-	42,352	-	-	-	-
1.55%	-	-	-	66,611	-	-	-	-
1.60%	-	-	-	21,729	-	-	500	-
1.65%	-	-	-	13,785	-	-	-	-
1.70%	-	-	-	1,250	-	-	-	-
1.75%	-	-	-	132,408	-	-	31	-
1.80%	-	-	-	10,396	-	-	-	-
1.85%	-	-	-	18,090	-	-	-	-
1.90%	-	-	-	975	-	-	-	-
1.95%	-	-	-	28,593	-	-	-	-
2.00%	-	-	-	10,804	-	-	-	-
2.05%	-	-	-	5,758	-	-	-	-
2.10%	-	-	-	23,297	-	-	-	-
2.15%	-	-	-	2,566	-	-	-	-
2.20%	-	-	-	14,703	-	-	-	-
2.25%	-	-	-	1,966	-	-	-	-
2.30%	-	-	-	8,802	-	-	-	-
2.35%	-	-	-	2,485	-	-	-	-
2.40%	-	-	-	508	-	-	-	-
2.45%	-	-	-	1,532	-	-	-	-
2.50%	-	-	-	1,027	-	-	-	-
2.55%	-	-	-	1,020	-	-	-	-
2.60%	-	-	-	3,732	-	-	-	-
2.65%	-	-	-	405	-	-	-	-
2.70%	-	-	-	215	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$26,866	$598	$3,818	$649,528	$89	$3,755	$759	$-

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $927,915,455 and $992,712,778, respectively, and total transfers from the Account to the fixed account were $227,209,766 and $301,251,657, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $15,596,840 and $10,008,558 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,697,906 and $13,377,510 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $5,377,846 and $3,333,007 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$41,548,300,517	$0	$0	$41,548,300,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$212,094	$207,234
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	14,774	28
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	6,116,828	362,633
VP Inflation Protection Fund - Class I ( ACVIP1 )	52,254	4,571
Growth Fund - Class 1 ( AFGF )	144,610	1,409,808
High-Income Bond Fund - Class 1 ( AFHY )	1,363,400	1,931,829
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	356,848,501	76,930
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 ( AFGC )	35,446	159,681
Global Allocation V.I. Fund - Class III ( MLVGA3 )	86,520,593	3,774,505
Money Market Portfolio(TM) ( CHSMM )	7,286,222	8,404,264
VIP Value Series: Service Class ( DWVVLS )	209,866	318
VIP Small Cap Value Series: Service Class ( DWVSVS )	5,577,106	337,910
Stock Index Fund, Inc. - Initial Shares ( DSIF )	8,350,054	32,212,647
Stock Index Fund, Inc. - Service Shares ( DSIFS )	26,167,644	21,344,649
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	739,071	6,009,359
Floating-Rate Income Fund ( ETVFR )	168,828	219
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	144,551	193
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	4,955,984	1,076,639
VA International Equity Fund ( HVIE )	4,596,304	1,637,487
VA Situs Fund ( HVSIT )	15,059,425	8,650,162
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	6,353,891	1,261,592
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	1,105,249	5,868,506
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	52,391	74
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	5,380,829	3,153,816
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	1,389,818	2,878,171
Janus Aspen Series - Enterprise Portfolio - Service Shares ( JAMGS )	9,314	15
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	10,777,842	30,828,586
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	7,265,601	3,987,239
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	7,481,918	18,868,499
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	41,765	534
Investors Growth Stock Series - Service Class ( MIGSC )	370,224	2,148,909
New Discovery Series - Service Class ( MNDSC )	19,882,596	3,217,972
Utilities Series - Service Class ( MVUSC )	20,530	28
Value Series - Service Class ( MVFSC )	19,460,207	42,140,827
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	45,277,487	7,220,713
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	147,636	373,734
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,088,094	3,323,749
Emerging Markets Debt Portfolio - Class I ( MSEM )	154,512	581,553
Emerging Markets Debt Portfolio - Class II ( MSEMB )	55,539	162,867
Global Real Estate Portfolio - Class II ( VKVGR2 )	90,996	65,220
U.S. Real Estate Portfolio - Class I ( MSVRE )	4,091	9,844
U.S. Real Estate Portfolio - Class II ( MSVREB )	41	541
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	2,631,745	9,118,082
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	15,155,439	24,360,307
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	339,826,898	74,873,333
American Funds NVIT Bond Fund - Class II ( GVABD2 )	341,696,918	8,963,532
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	28,051,690	11,563,487
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	37,569,175	15,710,795
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	188,037,691	122,762,268
Federated NVIT High Income Bond Fund - Class I ( HIBF )	376,784	1,330,871
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	32,868,108	46,709,989
NVIT Emerging Markets Fund - Class I ( GEM )	70,538	30,521
NVIT Emerging Markets Fund - Class II ( GEM2 )	9,303	163,086
NVIT Emerging Markets Fund - Class III ( GEM3 )	1,617,263	7,097,066
NVIT Emerging Markets Fund - Class VI ( GEM6 )	12,474,018	8,370,840
NVIT International Equity Fund - Class I ( GIG )	56,798	3,719
NVIT International Equity Fund - Class III ( GIG3 )	321,105	4,249,202
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	4,704,822	3,897,097
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	5,629,349	12,204,909
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	15,615,047	12,482,600
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	2,125,318	1,638,289
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	7,888,051	34,197,653
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	15,368,521	5,743,677
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	237,091,010	28,496,816
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	183,171,424	67,685,557
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	92,088,764	128,250,444
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	353,370,211	31,905,201
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	33,840,886	59,132,695
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	90,004,152	39,063,107
NVIT Core Bond Fund - Class I ( NVCBD1 )	982,762	1,816,238
NVIT Core Bond Fund - Class II ( NVCBD2 )	16,505,915	19,617,514
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	10,858,178	6,384,180
NVIT Nationwide Fund - Class I ( TRF )	2,236,922	18,906,276
NVIT Nationwide Fund - Class II ( TRF2 )	2,905,991	32,801,406
NVIT Government Bond Fund - Class I ( GBF )	58,248,990	97,121,183
American Century NVIT Growth Fund - Class I ( CAF )	378,189	4,877,521
American Century NVIT Growth Fund -Class II ( CAF2 )	10,979,228	3,441,681
NVIT International Index Fund - Class VIII ( GVIX8 )	11,337,412	3,234,161
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	9,873,354	58,280,151
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	234,350,501	8,519,450
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	116,396,919	40,313,614
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	104,126,727	100,542,970
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	135,522,249	134,657,160
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	20,083,833	253,698,921
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	59,640,427	69,852,483
NVIT Mid Cap Index Fund - Class I ( MCIF )	18,486,569	17,415,747
NVIT Money Market Fund - Class I ( SAM )	201,209,204	251,986,886
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	660,095	5,501,580
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	5,999,530	32,396,704
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	11,228	94,625
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	430,480	1,203,294
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	6,628,704	10,721,379
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	2,596,597	2,744,701
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	14,533,422	19,049,493
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	2,372,763	1,705,316
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	14,954,530	9,041,020
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	13,955,552	27,903,398
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	12,765,127	28,174,089
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	3,711	60
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	23,131,428	48,661,025
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	1,492,120	2,523,825
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	6,994,607	6,247,988
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	3,464,432	6,905,220
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	11,636,410	8,081,295
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	521,579	12,346,535
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	4,027,480	11,929,419
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	39,965,900	14,049,631
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	32,410,822	10,136,862
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,753,468	56,973,244
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	3,042,500	46,881,161
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	21,475,418	49,680,174
Invesco NVIT Comstock Value Fund - Class I ( EIF )	180,916	616
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	19,177,944	21,409,292
NVIT Real Estate Fund - Class I ( NVRE1 )	5,747,363	12,152,280
NVIT Real Estate Fund - Class II ( NVRE2 )	19,961,197	12,442,151
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	22,286	53

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	$215,345,601	$4
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	98,012,225	-
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	120,255,060	3
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	70,665,565	89,951
NVIT Small Cap Index Fund Class II ( NVSIX2 )	8,994,570	581,549
NVIT S&P 500 Index Fund Class II ( GVEX2 )	41,283,812	164,223
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	5,690,414	771,686
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	4,289,400	56,666
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	2,074,873	112,490
Real Return Portfolio - Advisor Class ( PMVRA )	36,559	4,533
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	235,085	22,822
VPS Growth and Income Portfolio - Class B ( ALVGIB )	442,538	1,422,946
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	167,909	1,635
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	24,192,991	13,051,884
VP Balanced Fund - Class I ( ACVB )	2,878,175	6,022,380
VP Capital Appreciation Fund - Class I ( ACVCA )	8,358	16,641
VP Income & Growth Fund - Class I ( ACVIG )	2,498,371	3,897,023
VP Income & Growth Fund - Class II ( ACVIG2 )	670,939	1,105,768
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	49,136,767	43,860,527
VP International Fund - Class I ( ACVI )	514	2,983
VP International Fund - Class III ( ACVI3 )	1	99
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,178,647	1,785,443
VP Mid Cap Value Fund - Class II ( ACVMV2 )	13,140,917	12,750,713
VP Value Fund - Class II ( ACVV2 )	8,298	8,363
VP Vista(SM) Fund - Class I ( ACVVS1 )	2,202	4,900
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	15,301,613	19,741,007
Appreciation Portfolio - Initial Shares ( DCAP )	2,715,060	8,562,483
Appreciation Portfolio - Service Shares ( DCAPS )	13,734,166	17,446,914
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	735,665	1,112,533
Growth and Income Portfolio - Initial Shares ( DGI )	351,959	2,197,450
Managed Tail Risk Fund II: Service Shares ( FCA2S )	70,108	259,461
Quality Bond Fund II - Primary Shares ( FQB )	1,040,182	2,659,029
Quality Bond Fund II - Service Shares ( FQBS )	2,260,862	7,908,249
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	79,146	79,233
Equity-Income Portfolio - Initial Class ( FEIP )	31,687,601	52,431,525
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	498,158	2,927,769
High Income Portfolio - Initial Class ( FHIP )	2,679,269	7,634,511
VIP Asset Manager Portfolio - Initial Class ( FAMP )	2,648,759	19,786,462
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	9,202,982	11,757,792
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	49,938,296	14,919,666
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,299,262	1,787,417
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	34,313,549	6,399,519
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,860,574	1,937,285
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	27,003,257	29,532,306
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	2,265,398	1,298,192
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	9,347,127	4,650,657
VIP Growth Portfolio - Initial Class ( FGP )	1,530,834	47,590,755
VIP Growth Portfolio - Service Class 2 ( FG2 )	33,132,615	13,988,863
VIP High Income Portfolio - Initial Class R ( FHIPR )	4,539,174	10,905,837
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	1,208,186	8,391,575
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	50,295,586	54,364,694
VIP Mid Cap Portfolio - Service Class ( FMCS )	4,903,173	5,078,425
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	46,369,371	40,541,533
VIP Overseas Portfolio - Initial Class ( FOP )	909,684	7,864,130
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,500,771	4,342,791
VIP Overseas Portfolio - Service Class 2 ( FO2 )	30,946	718,422
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	11,880,636	7,754,878
VIP Value Strategies Portfolio - Service Class ( FVSS )	658,934	1,861,705
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	50,187,145	10,218,561
Franklin Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	2,424,302	12,703,671
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	7,172,812	37,247,674
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	298,487	3,017
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	1,700,445	9,253,446
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	82,805	551,424
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	4,620,905	17,532,152
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	380,754	1,960
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	21,318,403	9,902,797
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	37,966,810	1,595,969
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	12,583	21
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	97,445	773
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	10,246	307
Short Duration Bond Portfolio - I Class Shares ( AMTB )	21,627,845	25,606,113
Growth Portfolio - I Class Shares ( AMTG )	1,721	3,323
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )	150	2,050
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	1,741,240	2,244,651
Socially Responsive Portfolio - I Class Shares ( AMSRS )	2,792,690	5,679,868
Capital Income Fund/VA - Non-Service Shares ( OVMS )	924,513	6,000,293
Core Bond Fund/VA - Non-Service Shares ( OVB )	1,734,602	5,481,450
Global Securities Fund/VA - Class 3 ( OVGS3 )	2,886,988	9,676,195
Global Securities Fund/VA - Class 4 ( OVGS4 )	11,187,453	8,374,503
Global Securities Fund/VA - Non-Service Shares ( OVGS )	1,707,549	15,546,151
Global Securities Fund/VA - Service Class ( OVGSS )	84,011	1,853,685
International Growth Fund/VA - Non-Service Shares ( OVIG )	465,929	2,936
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	404,040	2,231,078
Main Street Fund(R)/VA - Service Class ( OVGIS )	5,326,990	33,988,148
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	3,303,100	1,839,057
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )	14,014,799	13,369,778
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )	1,008,038	2,360,900
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	905,102	288,516
Global Strategic Income Fund/VA: Service Shares ( OVSBS )	4,147,385	2,982,680
All Asset Portfolio - Advisor Class ( PMVAAD )	34,200,960	4,248,214
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	13,668,937	4,276,284
Low Duration Portfolio - Advisor Class ( PMVLAD )	86,693,766	33,208,835
Total Return Portfolio - Advisor Class ( PMVTRD )	100,899,889	12,376,610
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )	19,283	22
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	7,579	14
Putnam VT Growth and Income Fund - Class IB ( PVGIB )	232,384	850,744
Putnam VT International Equity Fund - Class IB ( PVTIGB )	4,837	74,396
Putnam VT Voyager Fund - Class IB ( PVTVB )	200,253	674,189
VI American Franchise Fund - Series II Shares ( ACEG2 )	1,367,883	1,342,161
Diversified Stock Fund Class A Shares ( VYDS )	2,774	33,018
Small-Cap Portfolio - Investment Class ( ROCSC )	65,850	525
Variable Fund - Multi-Hedge Strategies ( RVARS )	3,539,124	258,009
Blue Chip Growth Portfolio - II ( TRBCG2 )	41,457	43,004
Health Sciences Portfolio - II ( TRHS2 )	63,219,470	10,791,187
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )	19,039,854	4,144,377
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )	555,789	2,563,283
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )	2,474,945	7,393,080
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )	1,626,985	18,257,829
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )	1,989,462	271,275
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )	817,132	40,335
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )	2,445,564	145,451
Variable Insurance Portfolios - Asset Strategy ( WRASP )	70,284,927	5,361,758
Variable Insurance Portfolios - High Income ( WRHIP )	73,417,053	19,131,757
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )	24,525,004	913,140
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )	1,047,892	693,029
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )	10,545,910	1,203,320
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )	15,292,485	1,174,425
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )	2,127,891	666,812
Advantage VT Discovery Fund ( SVDF )	1,216	4,699
Advantage VT Opportunity Fund - Class 2 ( SVOF )	1,209	28,933
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )	17,546,869	7,115,431
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )	473	1,369
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )	13,282	3,756
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )	4,220	12,141

Total	$5,754,338,722	$3,434,138,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2013	0.95% to 1.05%	29,458	$ 18.67 to $ 18.47	$545,847	0.00%	34.12% to 33.98%
2012	0.95% to 1.05%	29,102	13.92 to 13.79	402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2013	0.40%	1,477	10.56	15,595	0.36%	5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2013	1.15% to 2.60%	742,493	11.25 to 10.97	8,266,416	0.30%	10.65% to 9.02%
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2013	0.40% to 0.60%	5,112	9.09 to 9.08	46,489	0.76%	-9.06% to -9.18%	****
Growth Fund - Class 1 (AFGF)
2013	1.30%	112,638	109.82	12,370,410	1.18%	28.74%
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
High-Income Bond Fund - Class 1 (AFHY)
2013	1.30%	24,207	57.38	1,389,069	7.34%	5.51%
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2013	0.40% to 2.55%	32,981,115	11.10 to 11.87	395,954,374	2.15%	11.03% to 17.51%	****
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
2013	1.30%	26,433	34.32	907,146	0.87%	-4.14%
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.40% to 2.65%	16,742,221	15.91 to 14.30	251,321,137	1.27%	13.96% to 11.38%
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2013	0.65% to 1.55%	949,742	9.88 to 9.91	9,707,822	0.01%	-0.64% to -1.54%
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
VIP Value Series: Service Class (DWVVLS)
2013	0.40% to 0.60%	19,338	11.68 to 11.66	225,706	0.00%	16.78% to 16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.40% to 2.65%	466,331	12.31 to 12.12	5,692,293	0.00%	23.09% to 21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.80% to 1.40%	5,646,503	36.59 to 42.03	241,002,392	1.84%	30.97% to 30.18%
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2013	0.40% to 2.70%	8,091,350	14.20 to 19.50	174,125,566	1.62%	31.18% to 28.15%
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.80% to 1.40%	1,265,074	28.60 to 33.42	44,786,596	1.26%	33.27% to 32.46%
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
Floating-Rate Income Fund (ETVFR)
2013	0.40% to 0.60%	16,659	10.13 to 10.12	168,751	1.47%	1.34% to 1.20%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2013	0.40% to 0.60%	14,671	$ 8.97 to $ 8.96	$131,494	2.12%	-10.27% to -10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.40% to 2.30%	406,175	10.47 to 11.27	4,622,209	0.09%	4.67% to 10.96%	****
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2013	0.40% to 2.65%	1,179,976	12.65 to 11.77	14,418,065	1.70%	22.41% to 19.65%
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2013	0.40% to 2.60%	2,149,202	17.91 to 16.68	37,089,198	0.35%	31.39% to 28.49%
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2013	0.40% to 2.65%	571,438	12.82 to 12.34	7,167,431	0.61%	27.95% to 25.06%
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2013	0.75% to 2.75%	1,802,302	13.26 to 12.81	23,558,853	0.22%	35.58% to 32.85%
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2013	0.40%	5,179	9.92	51,350	1.57%	-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	0.80% to 1.40%	706,041	23.61 to 22.27	15,844,686	0.92%	31.24% to 30.45%
2012	0.80% to 1.40%	597,636	17.99 to 17.07	10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.95% to 2.20%	528,268	21.53 to 20.44	11,547,602	1.97%	18.66% to 17.17%
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
2013	0.40% to 0.60%	836	12.20 to 12.18	10,189	0.04%	21.97% to 21.80%	****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.40% to 2.80%	7,528,794	13.26 to 22.48	160,065,223	0.58%	30.36% to 27.22%
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.40% to 2.65%	2,738,469	12.66 to 13.01	27,240,388	0.00%	26.60% to 31.81%	****
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.75% to 2.65%	3,552,741	11.30 to 29.98	76,740,060	3.02%	13.42% to 11.25%
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.40% to 0.60%	4,129	9.90 to 9.89	40,843	2.84%	-0.97% to -1.11%	****
Investors Growth Stock Series - Service Class (MIGSC)
2013	0.95% to 2.55%	379,071	19.19 to 19.57	8,313,066	0.41%	28.82% to 26.74%
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
New Discovery Series - Service Class (MNDSC)
2013	0.40% to 2.65%	1,688,392	14.47 to 13.93	23,938,810	0.00%	40.65% to 37.48%
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Utilities Series - Service Class (MVUSC)
2013	0.40%	1,989	10.55	20,979	1.31%	5.48%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Service Class (MVFSC)
2013	0.40% to 3.05%	15,568,092	$ 14.46 to $ 20.15	$386,356,234	0.99%	35.05% to 31.46%
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.40% to 2.80%	9,380,271	15.53 to 14.20	139,601,593	1.42%	27.12% to 24.06%
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.80% to 1.40%	94,101	12.66 to 12.08	1,143,334	3.69%	-1.11% to -1.71%
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2013	0.95% to 2.55%	1,277,247	13.12 to 10.95	15,607,321	3.45%	-1.52% to -3.12%
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.80% to 1.40%	98,656	28.02 to 25.35	2,529,866	4.00%	-9.48% to -10.03%
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2013	0.60% to 2.05%	35,082	9.07 to 20.66	766,339	4.05%	-9.31% to -10.63%	****
2012	1.10% to 2.05%	40,884	25.46 to 23.12	1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.40% to 2.55%	8,643	9.20 to 9.39	82,016	3.95%	-8.04% to 0.02%	****
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%	27	27.39	739	0.86%	0.38%
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.80% to 1.40%	2,696,763	20.90 to 20.32	54,995,928	1.81%	30.84% to 30.05%
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2013	0.40% to 2.95%	8,531,980	21.11 to 18.70	170,779,673	1.70%	31.15% to 27.79%
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.40% to 3.10%	352,795,401	19.17 to 12.30	4,915,430,706	1.30%	22.79% to 19.46%
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.40% to 3.10%	135,018,265	11.27 to 9.87	1,507,737,411	1.87%	-2.96% to -5.59%
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.40% to 2.95%	13,261,501	$ 13.74 to $ 13.58	$200,905,979	0.40%	28.13% to 24.85%
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.40% to 2.95%	23,231,955	13.37 to 12.23	316,995,054	0.33%	29.09% to 25.79%
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.40% to 3.10%	141,379,875	13.84 to 10.96	1,724,502,696	1.03%	32.44% to 28.85%
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.95% to 2.15%	255,684	18.96 to 18.59	5,137,094	6.06%	6.06% to 4.77%
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.75% to 2.75%	5,499,724	14.54 to 14.30	87,655,891	6.26%	6.14% to 4.00%
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.40% to 1.40%	14,366	9.93 to 22.48	236,988	1.18%	-0.70% to -0.66%	****
2012	0.80% to 1.40%	8,617	24.38 to 22.63	196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
NVIT Emerging Markets Fund - Class II (GEM2)
2013	1.15% to 2.25%	28,105	34.04 to 30.14	924,616	0.92%	-0.73% to -1.83%
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.80% to 1.40%	656,098	26.65 to 24.83	16,463,567	1.06%	-0.05% to -0.66%
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
NVIT Emerging Markets Fund - Class VI (GEM6)
2013	0.75% to 2.80%	2,953,153	7.07 to 17.17	56,177,769	0.97%	-0.31% to -2.37%
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
NVIT International Equity Fund - Class I (GIG)
2013	0.40% to 1.40%	8,336	11.23 to 13.81	101,582	0.68%	12.25% to 16.18%	****
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
NVIT International Equity Fund - Class III (GIG3)
2013	0.80% to 1.40%	1,095,402	23.66 to 22.04	24,342,382	0.52%	16.87% to 16.16%
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.40% to 2.75%	3,288,584	$ 9.97 to $ 8.39	$29,543,767	0.54%	17.09% to 14.33%
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.80% to 1.40%	7,038,080	13.02 to 12.58	88,865,814	1.01%	42.67% to 41.81%
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2013	0.40% to 2.80%	2,987,351	13.05 to 11.47	36,797,573	0.94%	42.96% to 39.52%
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	0.80% to 1.40%	271,583	14.38 to 13.89	3,790,960	0.91%	37.66% to 36.82%
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2013	0.40% to 3.05%	13,130,785	15.35 to 12.55	178,916,238	0.69%	38.00% to 34.33%
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.75% to 2.70%	3,708,333	20.22 to 11.48	45,281,166	1.36%	28.50% to 25.98%
2012	0.75% to 2.60%	2,931,734	15.73 to 9.16	28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.40% to 3.10%	159,209,883	13.66 to 11.11	1,940,345,195	1.72%	14.20% to 11.10%
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.40% to 3.00%	237,108,265	14.17 to 11.34	2,929,764,084	1.59%	20.76% to 17.61%
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.65% to 3.05%	63,620,813	13.09 to 10.60	736,273,959	1.73%	4.25% to 1.73%
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.40% to 3.40%	234,566,759	13.91 to 11.00	2,881,167,187	1.67%	17.33% to 13.80%
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.75% to 3.05%	33,028,201	14.02 to 11.26	405,457,133	1.46%	23.34% to 20.49%
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.40% to 2.95%	68,643,015	$ 13.35 to $ 11.07	$826,294,932	1.77%	10.79% to 7.96%
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.80% to 1.40%	190,072	12.47 to 12.05	2,298,921	2.07%	-2.70% to -3.28%
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
NVIT Core Bond Fund - Class II (NVCBD2)
2013	0.40% to 3.05%	9,372,371	12.77 to 10.79	109,949,098	2.34%	-2.52% to -5.11%
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.40% to 2.70%	3,944,916	13.88 to 11.91	50,288,214	1.66%	-2.44% to -4.69%
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
NVIT Nationwide Fund - Class I (TRF)
2013	0.80% to 1.40%	1,835,389	30.02 to 32.82	135,786,101	1.30%	30.05% to 29.27%
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
NVIT Nationwide Fund - Class II (TRF2)
2013	0.40% to 3.05%	8,102,028	12.61 to 15.55	158,792,423	1.02%	30.27% to 26.80%
2012	0.65% to 3.20%	9,811,244	9.45 to 12.08	148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
NVIT Government Bond Fund - Class I (GBF)
2013	0.40% to 3.05%	20,054,696	11.92 to 10.49	305,167,631	1.88%	-4.44% to -6.98%
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
American Century NVIT Growth Fund - Class I (CAF)
2013	0.40% to 1.40%	1,371,740	11.90 to 23.92	36,296,848	0.66%	19.02% to 27.92%	****
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
American Century NVIT Growth Fund - Class II (CAF2)
2013	0.40% to 2.65%	2,980,072	13.34 to 12.55	38,538,816	1.01%	28.89% to 25.98%
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2013	0.65% to 2.60%	3,121,010	9.57 to 9.60	32,543,493	3.00%	20.22% to 17.87%
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.40% to 3.05%	10,396,960	20.61 to 18.31	232,623,098	1.52%	26.74% to 23.37%
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.40% to 3.05%	69,467,461	15.70 to 13.85	1,036,338,855	1.87%	12.97% to 9.97%
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.40% to 3.00%	85,633,495	$ 17.83 to $ 15.76	$1,450,611,221	1.78%	19.02% to 15.91%
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.65% to 2.80%	50,261,670	11.96 to 11.68	685,620,454	1.75%	4.15% to 1.90%
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.40% to 3.00%	155,762,593	13.00 to 15.05	2,804,955,904	1.71%	16.16% to 13.13%
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.40% to 3.05%	55,228,742	13.06 to 16.98	1,164,979,300	1.58%	21.89% to 18.65%
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.40% to 3.00%	52,936,074	12.73 to 13.30	841,943,865	1.73%	10.05% to 7.18%
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.40% to 2.65%	4,806,703	17.12 to 27.77	136,319,618	1.14%	32.52% to 29.52%
2012	0.40% to 2.75%	4,886,268	12.92 to 19.40	105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
NVIT Money Market Fund - Class I (SAM)
2013	0.40% to 2.95%	51,823,152	9.97 to 8.39	618,554,973	0.00%	-0.40% to -2.95%
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.80% to 1.40%	3,088,532	11.63 to 11.23	34,837,398	1.22%	20.37% to 19.64%
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	0.40% to 3.05%	15,025,508	12.47 to 10.06	164,321,828	0.99%	20.59% to 17.39%
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2013	0.95% to 2.10%	30,305	15.62 to 16.25	519,923	2.15%	19.90% to 18.51%
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.80% to 1.40%	284,346	19.20 to 17.99	5,155,407	2.21%	20.45% to 19.72%
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.40% to 2.80%	5,533,991	$ 8.79 to $ 10.76	$66,931,305	2.32%	20.61% to 17.71%
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.80% to 1.40%	831,103	13.88 to 13.41	11,200,675	0.76%	33.66% to 32.86%
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	0.40% to 3.05%	9,742,636	14.13 to 12.03	127,555,037	0.50%	33.88% to 30.32%
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.80% to 1.40%	320,482	15.34 to 15.00	4,820,743	1.43%	34.36% to 33.54%
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.40% to 2.65%	5,423,937	14.12 to 11.68	67,465,993	1.25%	34.49% to 31.45%
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.80% to 1.40%	14,421,413	14.79 to 14.29	207,116,635	0.00%	37.83% to 37.00%
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	0.40% to 3.05%	9,737,422	14.61 to 12.80	135,678,865	0.00%	38.05% to 34.38%
2012	0.40% to 3.20%	11,668,408	10.59 to 9.46	118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2013	0.40%	329	11.87	3,905	1.33%	18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.65% to 3.05%	20,097,001	15.67 to 13.65	301,002,162	1.16%	34.80% to 31.54%
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.80% to 1.40%	729,385	11.24 to 10.35	7,636,699	0.00%	43.14% to 42.27%
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2013	0.40% to 2.65%	1,124,666	14.11 to 19.65	24,462,929	0.00%	43.37% to 40.14%
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.80% to 1.40%	1,227,066	36.32 to 33.03	41,046,063	0.82%	39.28% to 38.44%
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2013	0.40% to 2.70%	1,171,234	$ 17.80 to $ 28.23	$36,924,190	0.67%	39.46% to 36.25%
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.60% to 1.40%	1,570,642	12.91 to 53.92	85,139,423	0.13%	29.06% to 38.94%	****
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2013	0.40% to 2.95%	1,735,362	16.21 to 23.54	51,611,031	0.13%	39.99% to 36.41%
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.40% to 2.95%	12,261,303	12.91 to 12.29	187,266,465	3.53%	-1.52% to -4.04%
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.40% to 2.95%	9,506,940	11.22 to 9.66	99,464,599	1.20%	-0.29% to -2.85%
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.80% to 1.40%	18,014,768	21.71 to 21.10	381,522,398	0.77%	35.61% to 34.79%
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2013	0.40% to 2.95%	12,147,466	21.85 to 19.36	251,927,500	0.51%	35.74% to 32.27%
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.40% to 3.05%	15,771,695	17.11 to 15.08	255,205,998	1.81%	19.61% to 16.43%
2012	0.40% to 3.20%	17,866,204	14.30 to 12.88	244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.40% to 0.60%	16,278	11.98 to 11.97	195,038	0.00%	19.85% to 19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2013	0.40% to 3.05%	7,694,919	14.71 to 18.05	176,761,059	0.00%	34.76% to 31.18%
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.80% to 1.40%	4,873,879	11.68 to 11.28	55,228,629	1.41%	2.22% to 1.60%
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
NVIT Real Estate Fund - Class II (NVRE2)
2013	0.40% to 2.80%	6,586,101	23.76 to 10.24	72,709,206	1.27%	2.29% to -0.18%
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2013	0.60%	2,099	11.20	23,510	0.71%	12.01%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2013	0.40% to 2.30%	20,316,134	$ 11.03 to $ 10.89	$222,426,695	3.28%	10.31% to 8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2013	0.40% to 2.65%	9,283,008	10.89 to 10.73	100,339,679	3.34%	8.92% to 7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	0.40% to 2.30%	11,584,365	10.81 to 10.68	124,342,023	3.40%	8.14% to 6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	0.40% to 2.30%	6,817,671	10.73 to 10.59	72,583,126	3.12%	7.25% to 5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.40% to 2.80%	723,265	12.65 to 12.44	9,071,715	2.35%	26.46% to 24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2013	0.40% to 2.65%	3,743,803	11.77 to 11.59	43,701,775	3.41%	17.70% to 15.92%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2013	1.30% to 2.65%	496,927	10.77 to 10.60	5,328,079	0.96%	6.07% to 4.62%
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2013	1.30% to 2.30%	402,119	11.72 to 11.58	4,688,876	1.59%	14.14% to 12.98%
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2013	1.15% to 2.30%	189,573	11.39 to 11.23	2,144,830	1.25%	10.68% to 9.39%
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
Real Return Portfolio - Advisor Class (PMVRA)
2013	0.40%	3,432	8.96	30,740	3.61%	-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2013	0.40%	36,960	11.95	441,698	2.53%	15.81%
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2013	0.95% to 2.30%	317,866	19.32 to 20.69	7,094,461	1.13%	33.31% to 31.50%
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.40% to 0.60%	14,380	12.32 to 12.30	177,100	0.23%	23.19% to 23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2013	0.40% to 2.80%	2,947,714	17.28 to 25.87	92,748,360	0.41%	37.08% to 33.78%
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
VP Balanced Fund - Class I (ACVB)
2013	0.80% to 1.40%	1,136,387	27.95 to 29.22	35,660,596	1.58%	16.49% to 15.78%
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2013	0.80% to 1.40%	970,158	19.03 to 17.31	17,004,656	2.23%	34.73% to 33.92%
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
VP Income & Growth Fund - Class II (ACVIG2)
2013	0.95% to 2.40%	242,506	19.51 to 20.00	5,200,052	1.95%	34.20% to 32.23%
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.40% to 2.95%	18,608,330	12.22 to 11.37	247,747,141	1.63%	-8.85% to -11.18%
2012	0.40% to 3.30%	18,958,776	13.41 to 12.35	280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund -Class I (ACVMV1)
2013	0.40% to 1.40%	559,245	$ 11.62 to $ 17.23	$9,698,315	1.22%	16.17% to 28.29%	****
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
VP Mid Cap Value Fund - Class II (ACVMV2)
2013	0.40% to 2.95%	5,082,599	17.78 to 17.86	102,297,713	1.07%	29.38% to 26.07%
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.40% to 3.05%	3,719,928	18.38 to 25.70	110,561,514	1.08%	40.15% to 36.43%
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.80% to 1.40%	1,661,858	23.55 to 21.31	35,885,502	1.94%	20.13% to 19.41%
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
Appreciation Portfolio - Service Shares (DCAPS)
2013	0.40% to 2.75%	5,967,733	14.41 to 16.98	121,280,253	1.72%	20.34% to 17.50%
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2013	0.95% to 2.25%	66,935	16.47 to 18.40	1,328,347	0.00%	46.81% to 44.89%
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
Growth and Income Portfolio - Initial Shares (DGI)
2013	0.80% to 1.40%	758,596	22.33 to 20.14	15,480,153	0.90%	35.69% to 34.87%
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2013	0.95% to 2.30%	77,503	14.96 to 15.32	1,294,213	0.75%	15.01% to 13.44%
2012	0.95% to 2.40%	90,443	13.01 to 13.37	1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.80% to 1.40%	613,836	16.26 to 15.15	9,376,584	4.42%	0.23% to -0.38%
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
Quality Bond Fund II - Service Shares (FQBS)
2013	0.95% to 2.45%	2,269,504	14.39 to 12.22	30,823,735	4.10%	-0.21% to -1.72%
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2013	0.80% to 1.40%	6,152,207	$ 33.84 to $ 40.53	$363,993,754	2.44%	27.12% to 26.35%
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2013	1.10% to 2.65%	297,744	31.03 to 26.13	8,897,390	0.63%	28.75% to 26.74%
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
High Income Portfolio - Initial Class (FHIP)
2013	0.80% to 1.40%	1,392,887	21.89 to 22.62	45,516,358	5.54%	5.10% to 4.46%
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	0.80% to 1.40%	3,367,004	28.99 to 27.24	138,009,620	1.53%	14.78% to 14.09%
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.40% to 2.80%	4,493,171	18.73 to 17.73	87,774,213	0.73%	23.65% to 20.67%
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2013	0.40% to 2.95%	11,637,287	13.10 to 16.93	245,481,919	2.46%	27.32% to 24.06%
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.80% to 1.40%	425,084	14.35 to 13.69	5,859,696	1.53%	12.49% to 11.81%
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2013	1.10% to 2.65%	12,573,844	15.30 to 13.34	185,634,738	1.60%	11.95% to 10.20%
2012	1.10% to 2.65%	10,721,864	13.67 to 12.11	141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.80% to 1.40%	826,009	14.17 to 13.53	11,258,198	1.72%	15.03% to 14.33%
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2013	1.10% to 2.95%	31,237,389	15.81 to 13.42	477,920,517	1.56%	14.36% to 12.22%
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.80% to 1.40%	781,125	14.34 to 13.69	10,777,551	1.71%	20.52% to 19.80%
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2013	1.10% to 2.60%	2,483,236	$ 16.47 to $ 14.43	$39,129,430	1.61%	20.07% to 18.25%
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
VIP Growth Portfolio - Initial Class (FGP)
2013	0.80% to 1.40%	5,049,679	30.18 to 37.76	380,764,588	0.28%	35.25% to 34.43%
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
VIP Growth Portfolio - Service Class 2 (FG2)
2013	0.40% to 2.95%	7,005,335	13.19 to 17.43	152,740,309	0.05%	35.46% to 31.99%
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
VIP High Income Portfolio - Initial Class R (FHIPR)
2013	0.80% to 1.40%	1,373,290	14.53 to 13.96	19,261,214	5.26%	5.12% to 4.48%
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.80% to 1.40%	1,326,705	14.54 to 13.63	18,227,034	1.98%	-2.67% to -3.26%
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2013	0.40% to 3.05%	27,684,133	12.84 to 11.20	372,132,171	2.16%	-2.46% to -5.06%
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.80% to 1.40%	1,706,222	16.41 to 15.66	26,905,580	0.41%	34.97% to 34.16%
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2013	0.40% to 2.95%	8,495,980	15.14 to 29.35	293,067,910	0.27%	35.33% to 31.86%
2012	0.40% to 3.30%	9,324,722	11.19 to 21.50	241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
VIP Overseas Portfolio - Initial Class (FOP)
2013	0.80% to 1.40%	1,772,900	26.41 to 25.73	57,237,455	1.35%	29.39% to 28.61%
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
VIP Overseas Portfolio - Initial Class R (FOPR)
2013	0.80% to 1.40%	1,465,832	20.03 to 18.66	27,631,594	1.37%	29.41% to 28.63%
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
VIP Overseas Portfolio - Service Class 2 (FO2)
2013	1.15% to 2.25%	93,749	25.35 to 22.45	2,314,397	0.96%	28.67% to 27.24%
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2013	0.40% to 2.80%	5,200,723	$ 10.41 to $ 14.32	$83,385,210	1.27%	29.63% to 26.51%
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.80% to 1.40%	334,669	22.73 to 21.17	7,155,947	0.79%	29.40% to 28.62%
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.40% to 2.80%	13,882,728	18.86 to 13.22	202,498,769	6.27%	13.49% to 10.75%
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2013	0.95% to 2.65%	2,397,373	20.72	56,329,577	1.57%	28.46% to 26.25%
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.40% to 3.05%	4,717,626	17.92 to 25.37	150,768,164	1.32%	35.69% to 32.09%
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.40% to 0.60%	26,408	11.50 to 11.48	303,453	1.18%	14.97% to 14.81%	****
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.80% to 2.65%	1,142,861	11.79 to 15.15	19,109,102	1.93%	-1.76% to -3.60%
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	0.95% to 2.25%	142,773	21.80 to 22.95	3,570,304	2.39%	21.80% to 20.21%
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.80% to 2.95%	3,996,862	13.70 to 15.49	70,947,400	2.40%	22.00% to 19.35%
2012	0.80% to 3.30%	4,857,387	11.23 to 12.58	71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.40% to 0.60%	39,602	9.81 to 9.80	388,126	0.28%	-1.87% to -2.00%	****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.65% to 2.65%	7,038,230	16.04 to 16.40	127,456,544	4.76%	0.98% to -1.06%
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.40% to 2.65%	5,051,846	19.67 to 11.54	61,795,172	11.10%	23.28% to 20.49%
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2013	0.40%	1,291	9.99	12,900	0.00%	-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2013	0.40% to 0.60%	9,757	10.23 to 10.22	99,686	0.00%	2.29% to 2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2013	0.40%	804	12.43	9,995	0.79%	24.31%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.40% to 2.95%	13,156,674	$ 10.61 to $ 8.93	$150,853,109	2.17%	0.21% to -2.35%
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.80% to 2.80%	223,324	12.95 to 15.83	4,331,082	0.00%	44.67% to 41.75%
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.80% to 2.65%	1,294,218	19.93 to 19.92	29,316,744	0.68%	36.50% to 33.96%
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2013	0.80% to 1.40%	1,239,133	23.05 to 23.59	36,088,027	2.35%	12.26% to 11.59%
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
Core Bond Fund/VA - Non-Service Shares (OVB)
2013	0.80% to 1.40%	1,470,230	15.08 to 14.76	27,812,794	5.07%	-0.90% to -1.50%
2012	0.80% to 1.40%	1,736,330	15.22 to 14.98	33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.80% to 1.40%	1,979,986	30.83 to 28.90	57,749,512	1.38%	26.32% to 25.56%
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
Global Securities Fund/VA - Class 4 (OVGS4)
2013	0.75% to 2.65%	4,545,894	13.11 to 17.24	87,818,648	1.15%	26.05% to 23.64%
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.60% to 1.40%	2,148,688	11.51 to 51.06	115,712,883	1.38%	15.06% to 25.53%	****
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2013	0.95% to 2.25%	244,473	$ 24.50 to $ 27.33	$7,307,348	1.15%	25.78% to 24.14%
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
International Growth Fund/VA - Non-Service Shares (OVIG)
2013	0.40% to 0.60%	43,039	11.55 to 11.53	496,525	0.06%	15.49% to 15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.40% to 1.40%	921,054	12.09 to 13.57	12,629,553	1.10%	20.88% to 29.93%	****
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
Main Street Fund(R)/VA - Service Class (OVGIS)
2013	0.40% to 3.05%	11,093,728	14.18 to 16.83	234,121,775	0.86%	30.91% to 27.43%
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.80% to 1.40%	510,359	16.06 to 15.33	7,872,940	0.89%	39.89% to 39.04%
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2013	0.40% to 2.80%	2,350,049	17.54 to 25.50	74,014,689	0.69%	40.06% to 36.69%
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	0.80% to 1.40%	1,372,859	8.87 to 8.16	11,347,669	0.01%	34.90% to 34.08%
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.80% to 1.40%	125,275	10.07 to 10.00	1,253,971	4.88%	-0.93% to -1.53%
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2013	0.85% to 2.75%	963,727	10.04 to 9.81	9,601,690	4.50%	-1.21% to -3.11%
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.65% to 2.65%	4,567,870	10.61 to 10.26	47,681,453	5.16%	-0.54% to -2.54%
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.40% to 2.55%	2,492,506	12.55 to 11.33	29,755,599	1.72%	-6.94% to -8.95%
2012	0.75% to 2.55%	1,763,524	13.31 to 12.45	22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.40% to 3.05%	33,423,782	12.15 to 10.72	384,925,917	1.35%	-0.63% to -3.28%
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2013	0.40% to 2.80%	25,952,951	10.71 to 10.03	269,467,393	2.14%	-2.44% to -4.80%
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2013	0.40%	2,094	8.94	18,722	0.00%	-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2013	0.40%	807	9.21	7,433	2.35%	-7.89%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	1.05% to 2.30%	149,244	$ 18.03 to $ 17.32	$2,814,117	1.76%	34.25% to 32.56%
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	1.15% to 2.05%	17,177	20.35 to 18.46	336,690	1.50%	26.60% to 25.45%
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.95% to 2.30%	100,705	20.27 to 19.21	2,129,944	0.84%	42.36% to 40.42%
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
VI American Franchise Fund - Series II Shares (ACEG2)
2013	0.80% to 2.50%	544,932	13.42 to 13.04	7,224,266	0.25%	38.68% to 36.30%
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2013	1.15% to 1.55%	25,251	19.51 to 18.70	486,302	0.63%	32.39% to 31.85%
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
Small-Cap Portfolio - Investment Class (ROCSC)
2013	0.40% to 0.60%	5,442	12.63 to 12.61	68,683	1.76%	26.27% to 26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.40% to 2.45%	333,972	9.97 to 9.83	3,301,465	0.00%	-0.31% to -1.69%	****
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
Health Sciences Portfolio - II (TRHS2)
2013	0.40% to 2.80%	6,412,668	22.81 to 20.86	140,496,406	0.00%	49.91% to 46.30%
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2013	0.40% to 2.55%	2,913,519	11.40 to 10.27	30,449,440	0.34%	14.03% to 7.48%	****
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	0.80% to 1.40%	489,626	19.84 to 20.17	11,575,326	2.39%	-9.90% to -10.44%
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.80% to 1.40%	1,077,764	28.74 to 25.92	28,316,991	1.62%	11.12% to 10.45%
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.75% to 2.80%	2,044,581	10.72 to 10.35	52,324,603	0.75%	9.70% to 7.44%
2012	0.75% to 2.80%	2,974,012	9.77 to 9.64	65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2013	0.40% to 0.60%	165,259	10.83	1,790,170	0.00%	8.34% to 8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2013	0.40% to 0.60%	75,534	10.63 to 10.62	802,504	0.00%	6.27% to 6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2013	0.40% to 0.60%	222,311	10.75 to 10.74	2,389,889	0.00%	7.53% to 7.44%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.40% to 2.80%	13,405,643	$ 17.66 to $ 15.76	$223,555,413	1.21%	24.63%to 21.63%
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.60% to 2.80%	7,007,963	10.38 to 11.50	82,246,215	4.30%	3.77% to 7.41%	****
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.40% to 2.65%	2,767,879	13.11 to 12.62	35,566,853	0.00%	29.42% to 26.50%
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2013	0.40% to 0.60%	216,208	13.27 to 13.16	2,869,630	1.53%	14.29% to 14.06%
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2013	0.40% to 0.60%	2,057,057	14.48 to 14.36	29,770,493	1.12%	20.35% to 20.11%
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2013	0.40% to 0.60%	3,153,289	15.05 to 14.93	47,456,503	1.25%	23.32% to 23.07%
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2013	0.40% to 0.60%	540,241	13.92 to 13.80	7,518,782	1.36%	17.24% to 17.00%
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2013	1.30%	74	68.31	5,055	0.01%	41.93%
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.40% to 2.70%	2,411,352	25.40 to 21.64	57,488,287	0.00%	49.63% to 46.18%
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2013	1.10%	684	11.17	7,637	0.72%	13.49%
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2013	1.15% to 1.25%	21,348	14.00 to 13.87	296,394	1.25%	-3.55% to -3.65%
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2013	1.15% to 1.75%	2,784	19.39 to 18.99	53,355	0.13%	38.27% to 37.43%
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	$ 7.80 to $ 9.58	$5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
Advantage Funds Variable Trust - VT Large Company Growth Fund (obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
Advantage Funds Variable Trust - VT Money Market Fund (obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares (obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II (obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
NVIT Global Financial Services Fund - Class II (obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
NVIT Health Sciences Fund - Class II (obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class VI (obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	$ 10.46 to $ 9.43	$14,121,966	0.15%	17.83% to 15.69%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
NVIT Technology & Communications Fund - Class II (obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
NVIT Technology & Communications Fund - Class VI (obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
NVIT U.S. Growth Leaders Fund - Class II (obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%

2013	Reserves for annuity contracts in payout phase:			10,085,658
2013	Contract owners equity:			$41,548,378,750
2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			8,394,197
2009	Contract owners equity:			$21,471,280,300

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.